UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

		Value
	Shares	(000)
Common Stocks (34.8%)
Australia (0.0%)
Goodman Group REIT	33	$—	@
Stockland REIT	68	—	@
		—	@
Austria (0.1%)
Erste Group Bank AG	3,043	99
Raiffeisen Bank International AG (a)	1,273	29
		128
Belgium (0.2%)
KBC Group N.V.	2,732	181

China (0.0%)
Hanergy Thin Film Power Group Ltd. (a)(b)(c)(d)	178,000	2

Denmark (0.6%)
DSV A/S	6,949	360
ISS A/S	7,012	265
		625
France (9.2%)
Accor SA	19,014	792
Aeroports de Paris (ADP)	774	96
Atos SE	5,512	682
BNP Paribas SA	11,538	768
Bouygues SA	14,915	607
Cap Gemini SA	10,143	937
Cie de Saint-Gobain	31,846	1,635
Credit Agricole SA	11,511	156
Groupe Eurotunnel SE	17,360	175
Metropole Television SA	2,577	57
Natixis SA	10,224	63
Peugeot SA (a)	80,416	1,619
Rexel SA	16,421	298
Societe Generale SA	8,336	423
Television Francaise 1	9,129	109
Vinci SA	23,906	1,895
		10,312
Germany (1.4%)
Commerzbank AG	11,616	105
Deutsche Boerse AG (a)	8,649	793
Fraport AG Frankfurt Airport Services Worldwide	2,250	159
ProSiebenSat.1 Media SE (Registered)	9,501	421
Stroeer SE & Co. KGaA	1,680	93
		1,571
Ireland (0.6%)
Bank of Ireland (a)	304,541	76
CRH PLC	18,030	636
		712
Italy (2.5%)
Atlantia SpA	31,795	821

Intesa Sanpaolo SpA	148,095	401
Mediaset SpA	73,289	303
Mediobanca SpA	108,853	981
UniCredit SpA	20,814	321
Unione di Banche Italiane SpA	9,605	37
		2,864
Netherlands (1.3%)
ABN AMRO Group N.V. CVA (e)	2,561	62
ING Groep N.V.	42,117	637
Randstad Holding N.V.	13,329	769
		1,468
Portugal (0.0%)
Banco Espirito Santo SA (Registered) (a)(c)(d)	570,338	—

Spain (1.9%)
Banco Bilbao Vizcaya Argentaria SA	70,750	549
Banco de Sabadell SA	57,824	106
Banco Popular Espanol SA	36,309	35
Banco Santander SA	157,010	962
Bankia SA	50,091	57
Bankinter SA	7,336	62
CaixaBank SA	28,966	124
Mediaset Espana Comunicacion SA	23,156	299
		2,194
Switzerland (1.1%)
Adecco Group AG (Registered)	16,712	1,187

United Kingdom (0.7%)
International Consolidated Airlines Group SA	114,272	757

United States (15.2%)
Abbott Laboratories	5,061	225
AbbVie, Inc.	4,869	317
AES Corp.	1,888	21
Aetna, Inc.	1,095	140
Agilent Technologies, Inc.	1,095	58
Alexion Pharmaceuticals, Inc. (a)	492	60
Allergan PLC	1,095	262
Alliant Energy Corp.	492	20
Altria Group, Inc.	5,855	418
Ameren Corp.	794	43
American Electric Power Co., Inc.	1,396	94
American Water Works Co., Inc.	492	38
AmerisourceBergen Corp.	492	44
Amgen, Inc.	2,188	359
Anthem, Inc.	794	131
Archer-Daniels-Midland Co.	1,586	73
AT&T, Inc.	18,574	772
Baxter International, Inc.	1,396	72
Becton Dickinson and Co.	492	90
Biogen, Inc. (a)	492	135
Boston Scientific Corp. (a)	4,077	101
Bristol-Myers Squibb Co.	4,869	265
Brown-Forman Corp., Class B	492	23
Campbell Soup Co.	492	28
Cardinal Health, Inc.	794	65

Celgene Corp. (a)	2,380	296
Centene Corp. (a)	492	35
CenterPoint Energy, Inc.	1,396	39
CenturyLink, Inc.	1,586	37
Cerner Corp. (a)	794	47
Church & Dwight Co., Inc.	794	40
Cigna Corp.	794	116
Clorox Co. (The)	301	41
CMS Energy Corp.	794	36
Coca-Cola Co.	12,117	514
Colgate-Palmolive Co.	2,681	196
Conagra Brands, Inc.	1,396	56
Consolidated Edison, Inc.	794	62
Constellation Brands, Inc., Class A	492	80
Cooper Cos., Inc. (The)	301	60
Costco Wholesale Corp.	1,396	234
Coty, Inc., Class A	1,586	29
CR Bard, Inc.	301	75
CVS Health Corp.	3,172	249
Danaher Corp.	1,888	162
DaVita, Inc. (a)	492	33
DENTSPLY SIRONA, Inc.	492	31
Dominion Resources, Inc.	1,888	146
Dr. Pepper Snapple Group, Inc.	492	48
DTE Energy Co.	492	50
Duke Energy Corp.	2,188	179
Edison International	1,095	87
Edwards Lifesciences Corp. (a)	492	46
Eli Lilly & Co.	2,982	251
Endo International PLC (a)	492	6
Entergy Corp.	492	37
Envision Healthcare Corp. (a)	301	18
Estee Lauder Cos., Inc. (The), Class A	492	42
Eversource Energy	1,095	64
Exelon Corp.	2,681	96
Express Scripts Holding Co. (a)	1,888	124
FirstEnergy Corp.	1,396	44
Frontier Communications Corp.	3,474	7
General Mills, Inc.	1,586	94
Gilead Sciences, Inc.	3,775	256
HCA Holdings, Inc. (a)	794	71
Henry Schein, Inc. (a)	301	51
Hershey Co. (The)	492	54
Hologic, Inc. (a)	794	34
Hormel Foods Corp.	794	28
Humana, Inc.	492	101
IDEXX Laboratories, Inc. (a)	301	47
Illumina, Inc. (a)	492	84
JM Smucker Co. (The)	301	39
Johnson & Johnson	7,742	964
Kellogg Co.	794	58
Kimberly-Clark Corp.	1,095	144
Kraft Heinz Co. (The)	1,586	144
Kroger Co. (The)	2,681	79
Laboratory Corp. of America Holdings (a)	301	43
Level 3 Communications, Inc. (a)	794	45
Mallinckrodt PLC (a)	301	13
McCormick & Co., Inc.	301	29
McKesson Corp.	492	73
Mead Johnson Nutrition Co.	492	44
Medtronic PLC	4,077	328

Merck & Co., Inc.	8,042	511
Molson Coors Brewing Co., Class B	492	47
Mondelez International, Inc., Class A	4,568	197
Monster Beverage Corp. (a)	1,095	51
Mylan N.V. (a)	1,396	54
NextEra Energy, Inc.	1,396	179
NiSource, Inc.	1,095	26
NRG Energy, Inc.	794	15
Patterson Cos., Inc.	301	14
PepsiCo, Inc.	4,267	477
PerkinElmer, Inc.	301	17
Perrigo Co., PLC	492	33
Pfizer, Inc.	17,672	605
PG&E Corp.	1,586	105
Philip Morris International, Inc.	4,568	516
Pinnacle West Capital Corp.	301	25
PPL Corp.	2,188	82
Procter & Gamble Co. (The)	8,042	723
Public Service Enterprise Group, Inc.	1,586	70
Quest Diagnostics, Inc.	492	48
Regeneron Pharmaceuticals, Inc. (a)	301	117
Reynolds American, Inc.	2,380	150
SCANA Corp.	492	32
Sempra Energy	794	88
Southern Co. (The)	2,982	148
Stryker Corp.	794	105
Sysco Corp.	1,396	72
Thermo Fisher Scientific, Inc.	1,095	168
Tyson Foods, Inc., Class A	794	49
UnitedHealth Group, Inc.	2,681	440
Universal Health Services, Inc., Class B	301	37
Varian Medical Systems, Inc. (a)	301	27
Verizon Communications, Inc.	12,117	591
Vertex Pharmaceuticals, Inc. (a)	794	87
Wal-Mart Stores, Inc.	4,267	308
Walgreens Boots Alliance, Inc.	2,380	198
Waters Corp. (a)	301	47
WEC Energy Group, Inc.	794	48
Whole Foods Market, Inc.	794	24
Xcel Energy, Inc.	1,586	71
Zimmer Biomet Holdings, Inc.	492	60
Zoetis, Inc.	1,586	85
		17,137
Total Common Stocks (Cost $35,747)		39,138

	No. of
	Rights
Rights (0.0%)
United States (0.0%)
Safeway Casa Ley CVR (a)	1,077	1
Safeway PDC, LLC CVR (a)	1,077	—	@
Total Rights (Cost $1)		1

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (3.6%)
Sovereign (3.6%)
Greece (1.1%)
Hellenic Republic Government Bond,
3.00%, 2/24/23 – 2/24/42 (f)	EUR	1,560	1,190

Portugal (2.5%)
Portugal Obrigacoes do Tesouro OT,
2.88%, 7/21/26 (e)		1,385	1,391
4.13%, 4/14/27 (e)		1,305	1,411
			2,802
Total Fixed Income Securities (Cost $3,825)			3,992

		Shares
Short-Term Investments (56.6%)
Investment Company (50.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $56,523)		56,522,922	56,523

		Face
		Amount
		(000)
U.S. Treasury Security (6.3%)
U.S. Treasury Bill,
0.64%, 7/27/17 (h)(i) (Cost $7,106)	$7,120		7,103
Total Short-Term Investments (Cost $63,629)			63,626
Total Investments (95.0%) (Cost $103,202) (j)(k)(l)			106,757
Other Assets in Excess of Liabilities (5.0%)			5,643
Net Assets (100.0%)			$112,400

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

At March 31, 2017, the Portfolio held fair valued securities valued at approximately $2,000, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security has been deemed illiquid at March 31, 2017.
(e)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)	Multi-step – Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2017. Maturity date disclosed is the ultimate maturity date.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $28,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)	Rate shown is the yield to maturity at March 31, 2017.
(i)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(j)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(k)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(l)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,306,000 and the aggregate gross unrealized depreciation is approximately $751,000 resulting in net unrealized appreciation of approximately $3,555,000.

@	Value is less than $500.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CHF	335		$337	4/20/17	$3
Bank of America NA	EUR	465		$503	4/20/17	7
Bank of Montreal		$22	GBP	18	4/20/17	—	@
Bank of New York Mellon		$24	GBP	19	4/20/17	—	@
Bank of New York Mellon		$18	SEK	154	4/20/17	(—	@)
Barclays Bank PLC	AUD	2,302		$1,775	4/20/17	17
Barclays Bank PLC		$101	AUD	132	4/20/17	(—	@)
BNP Paribas SA	EUR	1,388		$1,503	4/20/17	21
BNP Paribas SA		$1,742	EUR	1,609	4/20/17	(25)
BNP Paribas SA		$773	JPY	86,335	4/20/17	3
Citibank NA	CHF	259		$261	4/20/17	2
Citibank NA	EUR	4,814		$5,213	4/20/17	73
Citibank NA	HKD	166		$21	4/20/17	—	@
Citibank NA	TRY	193		$53	4/20/17	—	@
Citibank NA		$140	EUR	129	4/20/17	(2)
Citibank NA		$14	SEK	121	4/20/17	(—	@)
Citibank NA		$4,982	TRY	18,147	4/20/17	(13)
Commonwealth Bank of Australia	AUD	1,212		$935	4/20/17	9
Commonwealth Bank of Australia	EUR	5,526		$5,982	4/20/17	83
Commonwealth Bank of Australia		$4,536	GBP	3,631	4/20/17	16
Credit Suisse International	EUR	785		$849	4/20/17	12
Credit Suisse International		$33	GBP	27	4/20/17	—	@
Goldman Sachs International	AUD	1,034		$798	4/20/17	8
Goldman Sachs International	DKK	1,645		$239	4/20/17	3
Goldman Sachs International	EUR	1,717		$1,858	4/20/17	26
Goldman Sachs International	EUR	506		$545	4/20/17	5
Goldman Sachs International		$208	EUR	195	4/20/17	(—	@)
Goldman Sachs International		$305	JPY	34,103	4/20/17	1
JPMorgan Chase Bank NA	JPY	1,401,057		$12,606	4/20/17	15
JPMorgan Chase Bank NA	MXN	8,319		$442	4/20/17	(1)
JPMorgan Chase Bank NA		$74	HKD	573	4/20/17	—	@
JPMorgan Chase Bank NA		$64	JPY	7,112	4/20/17	—	@
JPMorgan Chase Bank NA		$178	JPY	19,769	4/20/17	—	@
JPMorgan Chase Bank NA		$5,791	MXN	111,074	4/20/17	127
State Street Bank and Trust Co.	EUR	987		$1,068	4/20/17	15
UBS AG	AUD	4,561		$3,518	4/20/17	34
UBS AG	CHF	607		$612	4/20/17	6
UBS AG	DKK	2,672		$389	4/20/17	6
UBS AG	EUR	6,482		$7,017	4/20/17	97
UBS AG	EUR	939		$1,004	4/20/17	1
UBS AG	GBP	98		$123	4/20/17	—	@
Citibank NA	CNH	192,040		$28,637	5/11/17	776
Citibank NA	CNH	50,609		$7,455	5/11/17	113
Citibank NA	CNH	50,761		$7,473	5/11/17	109
Citibank NA	CNH	15,384		$2,265	5/11/17	33
Citibank NA		$1,812	CNH	12,199	5/11/17	(43)
Citibank NA		$2,385	CNH	16,009	5/11/17	(62)
Citibank NA		$1,389	CNH	9,427	5/11/17	(21)
Citibank NA		$11,126	CNH	75,701	5/11/17	(143)
Citibank NA		$2,331	CNH	15,739	5/11/17	(47)
Citibank NA		$2,244	CNH	15,142	5/11/17	(47)
Citibank NA		$13,061	CNH	88,458	5/11/17	(228)
Citibank NA		$3,928	CNH	26,709	5/11/17	(53)

Citibank NA		$2,285	CNH	15,959	5/11/17	31
JPMorgan Chase Bank NA	CNH	50,609		$7,493	5/11/17	151
JPMorgan Chase Bank NA	CNH	75,438		$11,126	5/11/17	181
JPMorgan Chase Bank NA	CNH	75,438		$11,094	5/11/17	149
JPMorgan Chase Bank NA	CNH	14,200		$2,090	5/11/17	29
JPMorgan Chase Bank NA		$456	CNH	3,067	5/11/17	(11)
JPMorgan Chase Bank NA		$7,034	CNH	47,631	5/11/17	(124)
JPMorgan Chase Bank NA		$545	CNH	3,691	5/11/17	(9)
JPMorgan Chase Bank NA		$961	CNH	6,488	5/11/17	(20)
JPMorgan Chase Bank NA		$1,397	CNH	9,599	5/11/17	(4)
JPMorgan Chase Bank NA		$2,096	CNH	14,686	5/11/17	34
JPMorgan Chase Bank NA		$181	CNH	1,296	5/11/17	7
JPMorgan Chase Bank NA		$11,136	CNH	78,398	5/11/17	238
JPMorgan Chase Bank NA		$1,133	CNH	7,838	5/11/17	4
JPMorgan Chase Bank NA		$11,101	CNH	76,441	5/11/17	(11)
Citibank NA	CZK	13,821		$559	2/1/18	(2)
Citibank NA	CZK	5,073		$205	2/1/18	(1)
Citibank NA	CZK	3,472		$141	2/1/18	— @
Citibank NA	EUR	3,379		$3,683	2/1/18	20
Citibank NA	EUR	3,863		$4,203	2/1/18	15
Citibank NA		$3,727	CZK	91,295	2/1/18	(21)
Citibank NA		$4,252	CZK	104,373	2/1/18	(16)
Citibank NA		$559	EUR	517	2/1/18	2
Citibank NA		$128	EUR	119	2/1/18	— @
Citibank NA		$160	EUR	147	2/1/18	(— @)
						$1,578

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2017:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
MSCI Emerging Market E Mini (United States)	17	$817	Jun-17	$20
NIKKEI 225 Index (Japan)	13	1,107	Jun-17	(28)
TOPIX Index (Japan)	55	7,472	Jun-17	(142)
U.S. Treasury 10 yr. Ultra Long Bond (United States)	229	30,661	Jun-17	91

Short:
Brent Crude Futures (United States)	39	(2,088)	Apr-17	(83)
Copper Future (United States)	75	(4,973)	May-17	45
Euro Stoxx 50 Index (Germany)	89	(3,253)	Jun-17	(83)
German Euro BTP (Germany)	23	(3,207)	Jun-17	(6)
German Euro Bund (Germany)	125	(21,525)	Jun-17	(32)
S&P 500 E Mini Index (United States)	203	(23,946)	Jun-17	43
				$(175)

Total Return Swap Agreements:
The Portfolio had the following total return swap agreements open at March 31, 2017:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Short Elevators Index††	$1,159	3 Month USD LIBOR plus 0.12%	Pay	9/8/17	$—	$(30)
BNP Paribas SA	Short Iron Ore Miners Index††	833	3 Month USD LIBOR minus 0.04%	Pay	11/16/17	—	88
BNP Paribas SA	Short Iron Ore Miners Index††	584	3 Month USD LIBOR minus 0.04%	Pay	11/16/17	—	74
BNP Paribas SA	Short Iron Ore Miners Index††	415	3 Month USD LIBOR minus 0.04%	Pay	11/16/17	—	44
BNP Paribas SA	Short Iron Ore Miners Index††	2,426	3 Month USD LIBOR minus 0.12%	Pay	11/16/17	—	2
Citibank NA	Short U.S. Cyclicals Index††	5,626	3 Month USD LIBOR plus 0.12%	Pay	2/20/18	—	(127)
Citibank NA	Short U.S. Cyclicals Index††	5,589	3 Month USD LIBOR plus 0.12%	Pay	2/20/18	—	(83)
Citibank NA	Short U.S. Cyclicals Index††	1,390	3 Month USD LIBOR plus 0.12%	Pay	2/20/18	—	(13)
JPMorgan Chase Bank NA	Short U.S. Capital Goods Index	4,549	3 Month USD LIBOR plus 0.19%	Pay	3/8/18	—	30
JPMorgan Chase Bank NA	Short China Banks Index††	2,566	3 Month USD LIBOR plus 0.10%	Pay	3/15/18	—	45
							$30

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays Short Elevators Index as of March 31, 2017.

Security Description	Index Weight
Barclays Short Elevators Index
Fujitec Co., Ltd.	1.31%
Kone OYJ	52.52
Schindler Holding AG	45.55
Yungtay Engineering Co., Ltd.	0.62
100.00%

The following table represents the equity basket holdings underlying the total return swap with Short Iron Ore Miners Index as of March 31, 2017.

Security Description	Index Weight
Short Iron Ore Miners Index
African Rainbow Minerals Ltd.	1.15%
Assore Ltd.	0.28
BHP Billiton PLC	25.33
Ferrexpo PLC	0.83
Fortescue Metals Group Ltd.	9.53
Rio Tinto PLC	38.99
Vale SA	23.89
100.00%

The following table represents the equity basket holdings underlying the total return swap with Short U.S. Cyclicals Index as of March 31, 2017.

Security Description	Index Weight
Short U.S. Cyclicals Index
3M Co.	1.20%
Accenture PLC	0.77
Activision Blizzard, Inc.	0.31
Acuity Brands, Inc.	0.09
Adobe Systems, Inc.	0.68
Advance Auto Parts, Inc.	0.12
Air Products & Chemicals, Inc.	0.31
Akamai Technologies, Inc.	0.11
Alaska Air Group, Inc.	0.12
Albemarle Corp.	0.13
Allegion PLC	0.07
Alliance Data Systems Corp.	0.15
Alphabet, Inc.	5.24
Amazon.com, Inc.	3.66
American Airlines Group, Inc.	0.22
AMETEK, Inc.	0.13
Amphenol Corp.	0.23
Analog Devices, Inc.	0.43
Apple, Inc.	8.10
Applied Materials, Inc.	0.45
Arconic, Inc.	0.11
Autodesk, Inc.	0.18
Automatic Data Processing, Inc.	0.48
AutoNation, Inc.	0.03
AutoZone, Inc.	0.22
Avery Dennison Corp.	0.08
Ball Corp.	0.14
Bed Bath & Beyond, Inc.	0.06
Best Buy Co., Inc.	0.14
Boeing Co. (The)	1.06
BorgWarner, Inc.	0.09
Broadcom Ltd.	0.93
CA, Inc.	0.10
CarMax, Inc.	0.12
Carnival Corp.	0.26
Caterpillar, Inc.	0.55
CBS Corp.	0.28
CF Industries Holdings, Inc.	0.07
CH Robinson Worldwide, Inc.	0.12

Charter Communications, Inc.	0.76
Chipotle Mexican Grill, Inc.	0.13
Cintas Corp.	0.11
Cisco Systems, Inc.	1.77
Citrix Systems, Inc.	0.14
Coach, Inc.	0.12
Cognizant Technology Solutions Corp.	0.38
Comcast Corp.	1.89
Corning, Inc.	0.27
CSRA, Inc.	0.05
CSX Corp.	0.47
Cummins, Inc.	0.24
Darden Restaurants, Inc.	0.11
Deere & Co.	0.33
Delphi Automotive PLC	0.23
Delta Air Lines, Inc.	0.35
Discovery Communications, Inc.	0.11
Dollar General Corp.	0.19
Dollar Tree, Inc.	0.19
Dover Corp.	0.13
Dow Chemical Co. (The)	0.74
DR Horton, Inc.	0.12
Dun & Bradstreet Corp. (The)	0.05
Eastman Chemical Co.	0.12
Eaton Corp. PLC	0.35
eBay, Inc.	0.37
Ecolab, Inc.	0.35
EI du Pont de Nemours & Co.	0.73
Electronic Arts, Inc.	0.27
Emerson Electric Co.	0.40
Equifax, Inc.	0.16
Expedia, Inc.	0.17
Expeditors International of Washington	0.11
F5 Networks, Inc.	0.10
Facebook, Inc.	3.55
Fastenal Co.	0.16
FedEx Corp.	0.50
Fidelity National Information Services	0.28
First Solar, Inc.	0.02
Fiserv, Inc.	0.26
FLIR Systems, Inc.	0.05
Flowserve Corp.	0.07
Fluor Corp.	0.08
FMC Corp.	0.10
Foot Locker, Inc.	0.11
Ford Motor Co.	0.48
Fortive Corp.	0.19

Fortune Brands Home & Security, Inc.	0.10
Freeport-McMoRan, Inc.	0.18
Gap, Inc. (The)	0.06
Garmin Ltd.	0.06
General Dynamics Corp.	0.56
General Electric Co.	2.76
General Motors Co	0.52
Genuine Parts Co.	0.15
Global Payments, Inc.	0.13
Goodyear Tire & Rubber Co. (The)	0.09
H&R Block, Inc.	0.05
Hanesbrands, Inc.	0.08
Harley-Davidson, Inc.	0.11
Harris Corp.	0.15
Hasbro, Inc.	0.12
Hewlett Packard Enterprise Co.	0.41
Home Depot, Inc. (The)	1.88
Honeywell International, Inc.	0.98
HP, Inc.	0.32
Illinois Tool Works, Inc.	0.44
Ingersoll-Rand PLC	0.22
Intel Corp.	1.85
International Business Machines Corp.	1.58
International Flavors & Fragrances, Inc.	0.11
International Paper Co.	0.22
Interpublic Group of Cos., Inc. (The)	0.10
Intuit, Inc.	0.30
Jacobs Engineering Group, Inc.	0.07
JB Hunt Transport Services, Inc.	0.08
Johnson Controls International PLC	0.41
Juniper Networks, Inc.	0.11
Kansas City Southern	0.10
KLA-Tencor Corp.	0.16
Kohl’s Corp.	0.07
L Brands, Inc.	0.12
L3 Technologies, Inc.	0.13
Lam Research Corp.	0.22
Leggett & Platt, Inc.	0.07
Lennar Corp.	0.10
LKQ Corp.	0.09
Lockheed Martin Corp.	0.70
Lowe’s Cos., Inc.	0.75
LyondellBasell Industries N.V.	0.32
Macy’s, Inc.	0.10
Marriott International, Inc.	0.32
Martin Marietta Materials, Inc.	0.14
Masco Corp.	0.12

Mattel, Inc.	0.09
McDonald’s Corp.	1.14
Michael Kors Holdings Ltd.	0.07
Microchip Technology, Inc.	0.18
Micron Technology, Inc.	0.32
Microsoft Corp.	5.35
Mohawk Industries, Inc.	0.15
Monsanto Co.	0.53
Mosaic Co. (The)	0.10
Motorola Solutions, Inc.	0.15
NetApp, Inc.	0.12
Netflix, Inc.	0.68
Newell Brands, Inc.	0.24
Newmont Mining Corp.	0.19
News Corp.	0.07
Nielsen Holdings PLC	0.14
NIKE, Inc.	0.76
Nordstrom, Inc.	0.06
Norfolk Southern Corp.	0.35
Northrop Grumman Corp.	0.44
Nucor Corp.	0.19
NVIDIA Corp.	0.69
Omnicom Group, Inc.	0.22
Oracle Corp.	1.39
O’Reilly Automotive, Inc.	0.28
PACCAR, Inc.	0.24
Parker-Hannifin Corp.	0.22
Paychex, Inc.	0.20
PayPal Holdings, Inc.	0.51
Pentair PLC	0.11
Pitney Bowes, Inc.	0.03
PPG Industries, Inc.	0.29
Praxair, Inc.	0.36
Priceline Group, Inc. (The)	0.91
PulteGroup, Inc.	0.07
PVH Corp.	0.09
Qorvo, Inc.	0.09
QUALCOMM, Inc.	0.87
Quanta Services, Inc.	0.06
Ralph Lauren Corp.	0.05
Raytheon Co.	0.47
Red Hat, Inc.	0.16
Republic Services, Inc.	0.15
Robert Half International, Inc.	0.07
Rockwell Automation, Inc.	0.21
Rockwell Collins, Inc.	0.13
Roper Technologies, Inc.	0.21

Ross Stores, Inc.	0.28
Royal Caribbean Cruises Ltd.	0.17
Ryder System, Inc.	0.04
salesforce.com, Inc.	0.56
Scripps Networks Interactive, Inc.	0.08
Seagate Technology PLC	0.14
Sealed Air Corp.	0.10
Sherwin-Williams Co. (The)	0.26
Signet Jewelers Ltd.	0.05
Skyworks Solutions, Inc.	0.19
Snap-on, Inc.	0.10
Southwest Airlines Co.	0.34
Stanley Black & Decker, Inc.	0.21
Staples, Inc.	0.06
Starbucks Corp.	0.89
Stericycle, Inc.	0.07
Symantec Corp.	0.20
Target Corp.	0.33
TE Connectivity Ltd.	0.28
TEGNA, Inc.	0.06
Teradata Corp.	0.04
Texas Instruments, Inc.	0.87
Textron, Inc.	0.13
Tiffany & Co.	0.11
Time Warner, Inc.	0.81
TJX Cos., Inc. (The)	0.54
Total System Services, Inc.	0.09
Tractor Supply Co.	0.10
TransDigm Group, Inc.	0.12
TripAdvisor, Inc.	0.05
Twenty-First Century Fox, Inc.	0.54
Ulta Beauty, Inc.	0.18
Under Armour, Inc.	0.07
Union Pacific Corp.	0.92
United Continental Holdings, Inc.	0.21
United Parcel Service, Inc.	0.77
United Rentals, Inc.	0.11
United Technologies Corp.	0.90
Urban Outfitters, Inc.	0.02
VeriSign, Inc.	0.08
Verisk Analytics, Inc.	0.13
VF Corp.	0.19
Viacom, Inc.	0.17
Visa, Inc.	1.74
Vulcan Materials Co.	0.17
Walt Disney Co. (The)	1.76
Waste Management, Inc.	0.31

Western Digital Corp.	0.25
Western Union Co. (The)	0.11
WestRock Co.	0.14
Whirlpool Corp.	0.14
WW Grainger, Inc.	0.14
Wyndham Worldwide Corp.	0.10
Wynn Resorts Ltd.	0.10
Xerox Corp.	0.07
Xilinx, Inc.	0.15
Xylem, Inc.	0.09
Yahoo!, Inc.	0.43
Yum! Brands, Inc.	0.23
100.00%

The following table represents the equity basket holdings underlying the total return swap with Short China Banks Index as of March 31, 2017.

Security Description		Index Weight
Short China Banks Index
Bank of Communications Co., Ltd.	14.04	14.04%
China CITIC Bank Corp., Ltd.	38.57	38.57
China Everbright Bank Co., Ltd.	2.19	2.19
China Merchants Bank Co., Ltd.	27.28	27.28
China Minsheng Banking Corp., Ltd.	13.82	13.82
Chongqing Rural Commercial Bank Co., Ltd.	4.10	4.10
		100.00%

@		Value is less than $500.
LIBOR		London Interbank Offered Rate.

AUD	—	Australian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Yuan Renminbi
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MXN	—	Mexican Peso
SEK	—	Swedish Krona
TRY	—	Turkish Lira
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Short-Term Investments	59.6%
Common Stocks	36.7
Other*	3.7
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**

Does not include open long/short futures contracts with an underlying face amount of approximately $99,049,000 with net unrealized depreciation of approximately $175,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $1,578,000 and does not include open swap agreements with net unrealized appreciation of approximately $30,000.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (79.9%)
Australia (5.1%)
AGL Energy Ltd.	7,331	$148
Amcor Ltd.	19,280	222
AMP Ltd.	39,489	156
APA Group	9,968	68
Aristocrat Leisure Ltd.	4,445	61
ASX Ltd.	1,618	62
Aurizon Holdings Ltd.	21,925	88
AusNet Services	15,135	19
Australia & New Zealand Banking Group Ltd.	44,145	1,073
Bank of Queensland Ltd.	3,158	29
Bendigo and Adelaide Bank Ltd.	3,936	37
BHP Billiton Ltd.	15,035	276
Boral Ltd.	6,179	28
Brambles Ltd.	20,728	148
Caltex Australia Ltd.	2,253	51
Challenger Ltd.	4,918	47
CIMIC Group Ltd.	1,755	48
Coca-Cola Amatil Ltd.	10,473	87
Cochlear Ltd.	733	76
Commonwealth Bank of Australia	19,608	1,287
Computershare Ltd.	4,182	45
Crown Resorts Ltd.	5,257	47
CSL Ltd.	6,614	633
CYBG PLC CDI (a)	7,987	28
Dexus Property Group REIT	7,884	59
Domino’s Pizza Enterprises Ltd. (b)	508	23
DUET Group	19,375	41
Flight Centre Travel Group Ltd.	470	10
Fortescue Metals Group Ltd.	19,054	91
Goodman Group REIT	24,674	146
GPT Group REIT	14,490	57
Harvey Norman Holdings Ltd. (b)	9,538	33
Healthscope Ltd.	14,434	25
Incitec Pivot Ltd.	25,640	74
Insurance Australia Group Ltd.	28,554	132
James Hardie Industries PLC CDI	3,707	58
Lend Lease Group REIT	4,685	56
Macquarie Group Ltd.	3,727	257
Medibank Pvt Ltd.	22,765	49
Mirvac Group REIT	30,562	51
National Australia Bank Ltd.	34,294	874
Newcrest Mining Ltd.	38,939	663
Oil Search Ltd.	11,430	63
Orica Ltd.	5,628	76
Origin Energy Ltd.	14,717	79
Platinum Asset Management Ltd.	1,946	8
Qantas Airways Ltd.	4,352	13
QBE Insurance Group Ltd.	15,406	152
Ramsay Health Care Ltd.	1,186	63
REA Group Ltd.	447	20
Rio Tinto Ltd.	1,970	91
Santos Ltd.	13,379	39
Scentre Group REIT	92,526	303
Seek Ltd.	2,726	33
Sonic Healthcare Ltd.	6,068	103
South32 Ltd.	68,015	143
South32 Ltd.	64,440	135

Stockland REIT	78,229	277
Suncorp Group Ltd.	15,886	160
Sydney Airport	9,120	47
Tabcorp Holdings Ltd.	9,093	33
Tatts Group Ltd.	17,755	60
Telstra Corp., Ltd.	52,539	187
TPG Telecom Ltd.	2,760	15
Transurban Group	17,085	152
Treasury Wine Estates Ltd.	6,239	58
Vicinity Centres REIT	27,343	59
Vocus Group Ltd. (b)	3,826	13
Wesfarmers Ltd.	16,216	558
Westfield Corp. REIT	32,588	221
Westpac Banking Corp.	35,661	955
Woodside Petroleum Ltd.	8,243	202
Woolworths Ltd.	20,234	410
		12,191
Austria (0.1%)
Andritz AG	1,291	64
Erste Group Bank AG	4,824	157
Raiffeisen Bank International AG (a)	1,805	41
		262
Belgium (1.0%)
Ageas	1,051	41
Anheuser-Busch InBev N.V.	11,093	1,218
Groupe Bruxelles Lambert SA	2,680	243
KBC Group N.V.	3,359	223
Proximus	277	9
Solvay SA	434	53
Telenet Group Holding N.V. (a)	1,131	67
UCB SA	2,374	184
Umicore SA	4,098	234
		2,272
Brazil (0.0%)
Cia Energetica de Minas Gerais (Preference)	1	—	@

Chile (0.0%)
Antofagasta PLC	2,540	27

China (1.9%)
Alibaba Group Holding Ltd. ADR (a)	15,700	1,693
Baidu, Inc. ADR (a)	3,800	656
JD.com, Inc. ADR (a)	6,500	202
Tencent Holdings Ltd. (c)	67,200	1,926
WH Group Ltd. (c)(d)	46,000	40
Wynn Macau Ltd. (c)	4,800	10
		4,527
Colombia (0.5%)
Bancolombia SA (Preference)	30,036	300
Cementos Argos SA	30,422	125
Corp. Financiera Colombiana SA	5,722	56
Ecopetrol SA (a)	328,120	154
Grupo Argos SA	19,260	135
Grupo Aval Acciones y Valores SA (Preference)	232,000	94
Grupo de Inversiones Suramericana SA	22,272	303

Interconexion Electrica SA ESP	25,506	103
		1,270
Czech Republic (1.0%)
CEZ AS	52,540	904
Komercni Banka AS	24,747	919
Moneta Money Bank AS (a)(d)	131,874	447
O2 Czech Republic AS	20,158	225
		2,495
Denmark (1.4%)
AP Moeller - Maersk A/S Series A	97	157
AP Moeller - Maersk A/S Series B	431	715
Carlsberg A/S Series B	134	12
Danske Bank A/S	11,418	389
DSV A/S	12,372	640
ISS A/S	3,153	119
Novo Nordisk A/S Series B	32,715	1,124
Novozymes A/S Series B	3,185	126
TDC A/S	7,513	39
Vestas Wind Systems A/S	1,348	110
		3,431
Egypt (0.7%)
Commercial International Bank Egypt SAE	306,818	1,277
Global Telecom Holding SAE (a)	774,919	287
Talaat Moustafa Group	274,355	140
		1,704
Finland (1.0%)
Elisa Oyj	3,005	106
Kone Oyj, Class B	5,582	245
Metso Oyj	2,675	81
Neste Oyj	3,145	123
Nokia Oyj	110,241	591
Nokian Renkaat Oyj	573	24
Orion Oyj, Class B	1,856	97
Sampo Oyj, Class A	7,025	333
Stora Enso Oyj, Class R	17,162	203
UPM-Kymmene Oyj	14,785	347
Wartsila Oyj	4,482	240
		2,390
France (8.0%)
Accor SA	4,602	192
Aeroports de Paris (ADP)	999	123
Air Liquide SA	4,497	514
Airbus SE	10,440	794
Arkema SA	826	82
Atos SE	1,887	233
AXA SA	28,494	737
BNP Paribas SA	16,145	1,075
Cap Gemini SA	3,200	296
Carrefour SA	7,927	187
Casino Guichard Perrachon SA	932	52
Christian Dior SE	548	127
Cie de Saint-Gobain	9,069	466
Cie Generale des Etablissements Michelin	3,015	366

CNP Assurances	1,932	39
Credit Agricole SA	15,218	206
Danone SA	8,606	585
Dassault Systemes	3,533	306
Eiffage SA	298	23
Electricite de France SA	7,256	61
Engie SA	40,095	568
Essilor International SA	1,887	229
Eurazeo SA	325	21
Eutelsat Communications SA	1,721	38
Fonciere Des Regions REIT	804	67
Gecina SA REIT	697	95
Groupe Eurotunnel SE	5,742	58
Hermes International	142	67
ICADE REIT	802	59
Iliad SA	639	143
Imerys SA	654	56
Kering	687	178
Klepierre REIT	3,077	120
L’Oreal SA	1,950	375
Lagardere SCA	1,270	37
Legrand SA	8,375	505
LVMH Moet Hennessy Louis Vuitton SE (b)	2,234	491
Natixis SA	6,801	42
Orange SA	21,557	335
Pernod Ricard SA	2,002	237
Peugeot SA (a)	7,394	149
Publicis Groupe SA	2,045	143
Remy Cointreau SA	227	22
Renault SA	3,106	270
Safran SA	6,902	516
Sanofi	15,393	1,390
Schneider Electric SE	12,925	946
SES SA	4,287	100
SFR Group SA (a)	1,285	40
Societe BIC SA	413	51
Societe Generale SA	12,016	610
Sodexo SA	855	101
STMicroelectronics N.V.	15,377	235
Suez	8,388	132
TechnipFMC PLC (a)	3,806	124
Thales SA	4,515	437
Total SA	34,884	1,765
Unibail-Rodamco SE REIT (b)	1,520	355
Valeo SA	4,881	325
Veolia Environnement SA	10,809	202
Vinci SA	11,211	889
Vivendi SA	4,595	89
		19,076
Germany (7.3%)
Adidas AG	2,447	465
Allianz SE (Registered)	6,704	1,242
Axel Springer SE	377	21
BASF SE	10,488	1,040
Bayer AG (Registered)	11,828	1,363
Bayerische Motoren Werke AG	5,359	489
Bayerische Motoren Werke AG (Preference)	727	57
Beiersdorf AG	805	76
Brenntag AG	1,510	85

Commerzbank AG	16,137	146
Continental AG	2,374	520
Covestro AG (d)	996	77
Daimler AG (Registered)	15,665	1,156
Deutsche Bank AG (Registered) (a)	21,127	364
Deutsche Boerse AG (a)	3,083	283
Deutsche Lufthansa AG (Registered)	1,654	27
Deutsche Post AG (Registered)	9,727	333
Deutsche Telekom AG (Registered)	61,460	1,077
Deutsche Wohnen AG	4,830	159
E.ON SE	36,069	287
Fraport AG Frankfurt Airport Services Worldwide	453	32
Fresenius Medical Care AG & Co., KGaA	4,051	342
Fresenius SE & Co., KGaA	419	34
GEA Group AG	6,574	279
Hannover Rueck SE (Registered)	799	92
HeidelbergCement AG	3,654	342
Henkel AG & Co., KGaA (Preference)	2,015	258
Hochtief AG	114	19
Hugo Boss AG	357	26
Infineon Technologies AG	28,353	579
K&S AG (Registered)	225	5
Kabel Deutschland Holding AG	577	71
Lanxess AG	422	28
Linde AG	1,525	254
MAN SE	193	20
Merck KGaA	1,950	222
Metro AG	5,638	180
Muenchener Rueckversicherungs AG (Registered)	2,162	423
Porsche Automobil Holding SE (Preference)	2,449	134
ProSiebenSat.1 Media SE (Registered)	4,208	186
RTL Group SA	957	77
RWE AG (a)	12,263	203
SAP SE	20,800	2,041
Siemens AG (Registered)	10,929	1,497
Symrise AG	205	14
Telefonica Deutschland Holding AG	4,483	22
ThyssenKrupp AG	5,838	143
TUI AG	7,047	98
Uniper SE (a)	3,610	61
United Internet AG (Registered)	6,643	294
Vonovia SE	6,589	232
		17,475
Hong Kong (1.8%)
AIA Group Ltd.	122,800	774
Bank of East Asia Ltd. (The)	14,205	59
BOC Hong Kong Holdings Ltd.	40,500	165
Cathay Pacific Airways Ltd.	4,000	6
Cheung Kong Infrastructure Holdings Ltd.	7,000	55
Cheung Kong Property Holdings Ltd.	29,000	195
CK Hutchison Holdings Ltd.	29,000	357
CLP Holdings Ltd.	19,000	199
First Pacific Co., Ltd.	8,000	6
Galaxy Entertainment Group Ltd.	25,000	137
Hang Lung Group Ltd.	3,000	13
Hang Lung Properties Ltd.	26,000	68
Hang Seng Bank Ltd.	8,200	166
Henderson Land Development Co., Ltd.	14,000	87
HK Electric Investments & HK Electric Investments Ltd. (b)(d)	29,500	27

HKT Trust & HKT Ltd.	29,000	37
Hong Kong & China Gas Co., Ltd.	81,300	162
Hong Kong Exchanges and Clearing Ltd.	12,690	319
Hongkong Land Holdings Ltd.	8,400	65
Hysan Development Co., Ltd.	7,000	32
Kerry Properties Ltd.	2,000	7
Link REIT	23,500	165
MGM China Holdings Ltd.	3,200	7
MTR Corp., Ltd.	16,325	92
New World Development Co., Ltd.	64,265	79
NWS Holdings Ltd.	14,000	25
PCCW Ltd.	50,764	30
Power Assets Holdings Ltd.	14,500	125
Sands China Ltd.	26,000	120
Sino Land Co., Ltd.	35,363	62
SJM Holdings Ltd.	6,000	5
Sun Hung Kai Properties Ltd.	17,000	250
Swire Pacific Ltd., Class A	6,500	65
Swire Properties Ltd.	13,400	43
Techtronic Industries Co., Ltd.	15,000	61
Wharf Holdings Ltd. (The)	16,000	137
Wheelock & Co., Ltd.	10,000	79
Yue Yuen Industrial Holdings Ltd.	8,500	33
		4,314
Indonesia (2.2%)
Adaro Energy Tbk PT	764,700	100
Astra International Tbk PT	1,008,100	652
Bank Central Asia Tbk PT	620,500	771
Bank Mandiri Persero Tbk PT	473,500	416
Bank Negara Indonesia Persero Tbk PT	416,800	202
Bank Rakyat Indonesia Persero Tbk PT	558,400	544
Charoen Pokphand Indonesia Tbk PT	406,700	98
Gudang Garam Tbk PT	26,500	130
Hanjaya Mandala Sampoerna Tbk PT	491,700	144
Indocement Tunggal Prakarsa Tbk PT	89,000	111
Indofood Sukses Makmur Tbk PT	247,000	148
Kalbe Farma Tbk PT	1,161,400	134
Lippo Karawaci Tbk PT	1,281,000	70
Matahari Department Store Tbk PT	138,300	137
Perusahaan Gas Negara Persero Tbk	585,800	111
Semen Indonesia Persero Tbk PT	168,500	114
Summarecon Agung Tbk PT	642,700	65
Surya Citra Media Tbk PT	367,000	74
Telekomunikasi Indonesia Persero Tbk PT	2,542,800	788
Unilever Indonesia Tbk PT	80,300	261
United Tractors Tbk PT	90,400	180
		5,250
Ireland (0.6%)
Bank of Ireland (a)	421,333	106
CRH PLC	27,786	980
DCC PLC	505	44
Kerry Group PLC, Class A	2,049	161
Ryanair Holdings PLC ADR (a)	2,877	239
		1,530
Italy (0.7%)
Assicurazioni Generali SpA	22,451	357

Eni SpA	20,068	328
Intesa Sanpaolo SpA	127,982	346
Leonardo SpA (a)	3,196	45
Mediobanca SpA	9,183	83
Prysmian SpA	2,943	78
UniCredit SpA	20,527	316
		1,553
Japan (18.0%)
ABC-Mart, Inc.	300	18
Acom Co., Ltd. (a)	8,900	36
Aeon Co., Ltd.	12,000	175
AEON Financial Service Co., Ltd. (b)	2,100	40
Aeon Mall Co., Ltd.	700	11
Aisin Seiki Co., Ltd.	100	5
Ajinomoto Co., Inc.	9,400	185
Alfresa Holdings Corp.	200	3
Amada Holdings Co., Ltd.	3,600	41
ANA Holdings, Inc.	51,000	156
Aozora Bank Ltd.	1,000	4
Asahi Glass Co., Ltd.	9,300	75
Asahi Group Holdings Ltd.	6,100	231
Asahi Kasei Corp.	14,000	136
Asics Corp.	2,100	34
Astellas Pharma, Inc.	35,800	471
Bandai Namco Holdings, Inc.	4,100	123
Bank of Kyoto Ltd. (The)	8,000	58
Benesse Holdings, Inc. (b)	554	17
Bridgestone Corp.	10,200	413
Brother Industries Ltd.	4,800	100
Canon, Inc.	11,404	356
Casio Computer Co., Ltd. (b)	2,400	33
Central Japan Railway Co.	2,292	373
Chiba Bank Ltd. (The)	15,000	96
Chubu Electric Power Co., Inc.	4,600	62
Chugai Pharmaceutical Co., Ltd.	3,200	110
Chugoku Bank Ltd. (The)	1,600	23
Concordia Financial Group Ltd.	49,700	230
Credit Saison Co., Ltd.	4,300	77
Dai Nippon Printing Co., Ltd.	3,100	33
Dai-ichi Life Holdings, Inc.	24,200	434
Daicel Corp.	300	4
Daiichi Sankyo Co., Ltd.	12,000	270
Daikin Industries Ltd.	4,400	442
Daito Trust Construction Co., Ltd.	1,256	173
Daiwa House Industry Co., Ltd.	8,400	241
Daiwa Securities Group, Inc.	34,000	207
Denso Corp.	9,450	416
Dentsu, Inc.	3,100	168
Don Quijote Holdings Co., Ltd.	2,800	97
East Japan Railway Co.	5,500	479
Eisai Co., Ltd.	4,500	233
Electric Power Development Co., Ltd.	100	2
FANUC Corp.	3,650	748
Fast Retailing Co., Ltd.	1,000	314
Fuji Electric Co., Ltd.	6,000	36
Fuji Heavy Industries Ltd.	5,500	202
FUJIFILM Holdings Corp.	10,200	398
Fujitsu Ltd.	32,200	197
Fukuoka Financial Group, Inc.	20,000	87

Hachijuni Bank Ltd. (The)	3,900	22
Hakuhodo DY Holdings, Inc.	4,500	53
Hamamatsu Photonics KK	3,300	95
Hankyu Hanshin Holdings, Inc.	1,400	46
Hikari Tsushin, Inc.	100	10
Hino Motors Ltd.	4,000	48
Hirose Electric Co., Ltd.	300	41
Hisamitsu Pharmaceutical Co., Inc.	400	23
Hitachi Construction Machinery Co., Ltd.	3,700	92
Hitachi Ltd.	105,000	568
Hitachi Metals Ltd.	200	3
Honda Motor Co., Ltd.	21,613	651
Hoshino Resorts, Inc. REIT	4	21
Hoshizaki Corp.	200	16
Hoya Corp.	9,100	438
Hulic Co., Ltd.	300	3
IHI Corp. (a)	23,530	74
Inpex Corp.	12,200	120
Isetan Mitsukoshi Holdings Ltd.	8,900	98
Isuzu Motors Ltd.	8,100	107
Ito En Ltd.	2,100	77
ITOCHU Corp.	22,451	319
J Front Retailing Co., Ltd.	2,900	43
Japan Airlines Co., Ltd.	1,600	51
Japan Exchange Group, Inc.	12,900	184
Japan Hotel REIT Investment Corp. REIT	58	40
Japan Post Bank Co., Ltd.	5,800	72
Japan Post Holdings Co., Ltd.	5,200	65
Japan Prime Realty Investment Corp. REIT	8	31
Japan Real Estate Investment Corp. REIT	18	95
Japan Retail Fund Investment Corp. REIT	33	65
Japan Tobacco, Inc.	19,100	621
JFE Holdings, Inc.	7,200	123
JGC Corp.	12,146	211
JSR Corp.	1,008	17
JTEKT Corp.	600	9
JX Holdings, Inc.	48,446	238
Kajima Corp.	37,000	241
Kakaku.com, Inc.	2,300	31
Kansai Electric Power Co., Inc. (The)	6,500	80
Kansai Paint Co., Ltd.	3,200	68
Kao Corp.	10,300	565
Kawasaki Heavy Industries Ltd.	23,500	71
KDDI Corp.	13,600	357
Keihan Holdings Co. Ltd.	1,000	6
Keikyu Corp.	3,000	33
Keio Corp.	3,000	24
Keyence Corp.	1,800	721
Kinden Corp.	3,900	54
Kintetsu Group Holdings Co., Ltd.	12,750	46
Kirin Holdings Co., Ltd.	13,300	251
Kobe Steel Ltd. (a)	1,000	9
Koito Manufacturing Co., Ltd.	100	5
Komatsu Ltd.	15,900	414
Konica Minolta, Inc.	8,830	79
Kose Corp.	1,100	99
Kubota Corp.	600	9
Kuraray Co., Ltd.	6,956	105
Kurita Water Industries Ltd.	2,200	53
Kyocera Corp.	6,000	334
Kyowa Exeo Corp.	2,500	36

Kyowa Hakko Kirin Co., Ltd.	4,100	65
Kyushu Electric Power Co., Inc. (b)	2,900	31
Lawson, Inc.	1,900	129
LIXIL Group Corp.	4,262	108
M3, Inc.	100	2
Mabuchi Motor Co., Ltd.	1,000	56
Makita Corp.	2,800	98
Marubeni Corp.	26,850	165
Marui Group Co., Ltd.	2,300	31
Maruichi Steel Tube Ltd.	100	3
Mazda Motor Corp.	7,100	102
Mebuki Financial Group, Inc.	23,400	94
Medipal Holdings Corp.	200	3
MEIJI Holdings Co., Ltd.	1,500	125
Minebea Mitsumi, Inc.	3,000	40
Miraca Holdings, Inc.	1,800	83
Mitsubishi Chemical Holdings Corp.	25,600	198
Mitsubishi Corp.	25,600	553
Mitsubishi Electric Corp.	41,152	590
Mitsubishi Estate Co., Ltd.	22,000	401
Mitsubishi Heavy Industries Ltd.	58,550	235
Mitsubishi Materials Corp. (b)	1,700	51
Mitsubishi Motors Corp.	8,500	51
Mitsubishi Tanabe Pharma Corp.	1,700	35
Mitsubishi UFJ Financial Group, Inc. (e)	92,506	581
Mitsui & Co., Ltd.	18,900	274
Mitsui Fudosan Co., Ltd.	16,900	360
Mitsui OSK Lines Ltd.	3,000	9
Mizuho Financial Group, Inc.	483,800	887
MS&AD Insurance Group Holdings, Inc.	5,560	177
Murata Manufacturing Co., Ltd.	3,100	441
Nabtesco Corp.	1,200	32
Nagoya Railroad Co., Ltd.	1,000	5
NEC Corp.	19,900	48
NGK Insulators Ltd.	3,160	72
NGK Spark Plug Co., Ltd.	3,959	90
NH Foods Ltd.	2,000	54
Nidec Corp.	5,000	476
Nikon Corp.	7,300	106
Nintendo Co., Ltd.	1,308	304
Nippon Building Fund, Inc. REIT	20	109
Nippon Express Co., Ltd.	6,300	32
Nippon Paint Holdings Co., Ltd.	2,000	70
Nippon Prologis, Inc. REIT	13	28
Nippon Steel Sumitomo Metal Corp.	7,500	173
Nippon Telegraph & Telephone Corp.	14,400	615
Nippon Television Holdings, Inc.	3,900	67
Nippon Yusen KK (a)	11,015	23
Nissan Motor Co., Ltd.	35,905	346
Nissin Foods Holdings Co., Ltd.	100	6
Nitori Holdings Co., Ltd.	1,500	190
Nitto Denko Corp.	2,900	224
Nomura Holdings, Inc.	70,550	438
Nomura Real Estate Master Fund, Inc. REIT	31	48
Nomura Research Institute Ltd.	100	4
NSK Ltd.	5,653	81
NTT Data Corp.	1,400	66
NTT DoCoMo, Inc.	14,300	333
Obayashi Corp.	17,771	166
Obic Co., Ltd.	1,300	62
Odakyu Electric Railway Co., Ltd.	9,000	175

Oji Holdings Corp.	3,000	14
Olympus Corp.	200	8
Omron Corp.	4,404	193
Ono Pharmaceutical Co., Ltd. (b)	6,200	128
Oriental Land Co., Ltd.	3,900	224
ORIX Corp.	26,360	390
Osaka Gas Co., Ltd.	47,600	181
Otsuka Holdings Co., Ltd.	6,600	298
Panasonic Corp.	19,100	216
Rakuten, Inc.	15,500	155
Recruit Holdings Co. Ltd.	7,500	383
Resona Holdings, Inc.	22,400	120
Ricoh Co., Ltd.	400	3
Rohm Co., Ltd.	1,005	67
Santen Pharmaceutical Co., Ltd.	6,500	94
SBI Holdings, Inc.	4,500	63
Secom Co., Ltd.	4,185	300
Sega Sammy Holdings, Inc.	2,300	31
Seibu Holdings, Inc.	4,700	78
Seiko Epson Corp.	2,400	51
Sekisui Chemical Co., Ltd.	6,072	102
Sekisui House Ltd.	19,346	318
Seven & I Holdings Co., Ltd.	11,800	462
Seven Bank Ltd. (b)	800	3
Shimamura Co., Ltd.	100	13
Shimano, Inc.	1,850	270
Shimizu Corp.	15,000	134
Shin-Etsu Chemical Co., Ltd.	5,993	519
Shionogi & Co., Ltd.	6,700	346
Shiseido Co., Ltd.	6,900	182
Shizuoka Bank Ltd. (The)	15,000	122
SMC Corp.	905	268
SoftBank Group Corp.	12,000	847
Sojitz Corp.	50,300	126
Sompo Holdings, Inc.	3,800	139
Sony Corp.	12,993	440
Sumitomo Chemical Co., Ltd.	10,600	59
Sumitomo Corp.	18,400	247
Sumitomo Electric Industries Ltd.	13,100	217
Sumitomo Heavy Industries Ltd.	2,000	14
Sumitomo Metal Mining Co., Ltd.	6,300	90
Sumitomo Mitsui Financial Group, Inc.	24,100	876
Sumitomo Mitsui Trust Holdings, Inc.	6,616	229
Sumitomo Realty & Development Co., Ltd.	6,500	168
Suruga Bank Ltd.	4,400	93
Suzuken Co., Ltd.	1,400	46
Suzuki Motor Corp.	3,100	129
Sysmex Corp.	1,600	97
T&D Holdings, Inc.	6,400	93
Taiheiyo Cement Corp.	18,000	60
Taisei Corp.	42,000	306
Takashimaya Co., Ltd.	3,000	26
Takeda Pharmaceutical Co., Ltd.	11,500	540
TDK Corp.	1,752	111
Teijin Ltd.	221	4
Terumo Corp.	6,400	222
THK Co., Ltd.	3,100	78
Tobu Railway Co., Ltd.	35,900	182
Toho Co., Ltd.	3,500	93
Tohoku Electric Power Co., Inc.	4,300	58
Tokio Marine Holdings, Inc.	11,220	473

Tokyo Electron Ltd.	1,600	175
Tokyo Gas Co., Ltd.	46,600	212
Tokyu Corp.	13,400	95
Tokyu Fudosan Holdings Corp.	4,000	22
Toppan Printing Co., Ltd.	3,600	37
Toray Industries, Inc.	22,100	196
TOTO Ltd.	2,100	79
Toyo Suisan Kaisha Ltd.	2,300	86
Toyota Industries Corp.	850	42
Toyota Motor Corp.	30,855	1,675
Toyota Tsusho Corp.	200	6
Trend Micro, Inc.	1,000	44
Unicharm Corp.	7,900	189
United Urban Investment Corp. REIT	24	37
USS Co., Ltd.	4,300	72
West Japan Railway Co.	442	29
Yahoo! Japan Corp. (b)	30,100	139
Yakult Honsha Co., Ltd.	2,000	111
Yamada Denki Co., Ltd. (b)	23,100	115
Yamaha Corp.	2,400	66
Yamaha Motor Co., Ltd.	3,000	72
Yamato Holdings Co., Ltd. (b)	5,735	120
Yaskawa Electric Corp.	2,800	56
		43,249
Korea, Republic of (0.1%)
NAVER Corp.	267	204
Nexon Co., Ltd.	3,500	56
		260
Malta (0.0%)
BGP Holdings PLC (a)(f)(g)	72,261	1

Mexico (0.0%)
Fresnillo PLC	1,397	27

Netherlands (3.0%)
ABN AMRO Group N.V. CVA (d)	250	6
Aegon N.V.	29,744	151
Akzo Nobel N.V.	3,993	331
Altice N.V., Class A (a)	3,200	72
Altice N.V., Class B (a)	1,070	24
ASML Holding N.V.	9,811	1,302
CNH Industrial N.V.	8,288	80
Fiat Chrysler Automobiles N.V. (a)	21,124	231
Gemalto N.V.	2,555	143
Heineken Holding N.V.	111	9
Heineken N.V.	2,844	242
ING Groep N.V.	62,309	942
Koninklijke DSM N.V.	2,602	176
Koninklijke KPN N.V.	67,724	204
Koninklijke Philips N.V.	23,791	765
Randstad Holding N.V.	5,521	319
RELX N.V.	26,469	490
Unilever N.V. CVA	23,647	1,175
Wolters Kluwer N.V.	11,696	486
		7,148

Norway (0.1%)
DNB ASA	15,071	239

Peru (0.5%)
Cia de Minas Buenaventura SA ADR	15,000	181
Credicorp Ltd.	5,300	866
Southern Copper Corp.	6,700	240
		1,287
Philippines (1.7%)
Aboitiz Equity Ventures, Inc.	163,160	242
Aboitiz Power Corp.	110,900	92
Ayala Corp.	20,800	350
Ayala Land, Inc.	620,900	409
Bank of the Philippine Islands	66,200	134
BDO Unibank, Inc.	165,212	387
DMCI Holdings, Inc.	352,600	80
Energy Development Corp.	826,900	99
Globe Telecom, Inc.	2,930	119
GT Capital Holdings, Inc.	6,760	154
International Container Terminal Services, Inc.	44,790	80
JG Summit Holdings, Inc.	236,940	384
Jollibee Foods Corp.	35,680	140
Metro Pacific Investments Corp.	1,280,900	154
PLDT, Inc.	8,005	263
SM Investments Corp.	20,210	281
SM Prime Holdings, Inc.	670,300	378
Universal Robina Corp.	70,800	231
		3,977
Portugal (0.1%)
EDP - Energias de Portugal SA	33,841	115
Galp Energia SGPS SA	15,107	229
		344
Singapore (0.0%)
Jardine Matheson Holdings Ltd.	700	45

South Africa (0.0%)
Mondi PLC	676	16

Spain (2.2%)
Abertis Infraestructuras SA	5,546	89
ACS Actividades de Construccion y Servicios SA	4,838	165
Aena SA (d)	456	72
Amadeus IT Holding SA, Class A	7,946	403
Banco Bilbao Vizcaya Argentaria SA	132,117	1,025
Banco de Sabadell SA	4,596	9
Banco Popular Espanol SA (b)	2,949	3
Banco Santander SA	227,951	1,397
Bankia SA (b)	4,041	5
Bankinter SA	599	5
CaixaBank SA	28,469	122
Distribuidora Internacional de Alimentacion SA	5,572	32
Endesa SA	16,926	398
Ferrovial SA	6,612	132
Grifols SA	6,973	171
Industria de Diseno Textil SA	7,467	263
Mapfre SA	4,939	17

Red Electrica Corp., SA	20,742	398
Repsol SA	14,739	228
Telefonica SA	19,427	217
Zardoya Otis SA	3,146	29
		5,180
Sweden (3.0%)
Atlas Copco AB, Class A	14,828	523
Atlas Copco AB, Class B	8,384	266
Boliden AB	317	9
Electrolux AB, Class B	40,350	1,122
Elekta AB, Class B	5,031	49
Getinge AB, Class B	4,638	81
Hennes & Mauritz AB, Class B	10,858	278
Hexagon AB, Class B	8,941	359
Husqvarna AB, Class B	28,002	246
Investor AB, Class B	11,261	474
Lundin Petroleum AB (a)	3,215	65
Nordea Bank AB	46,960	536
Saab AB	1,565	66
Sandvik AB	23,797	356
Skandinaviska Enskilda Banken AB, Class A	28,790	320
Skanska AB, Class B	8,209	193
SKF AB, Class B	5,553	110
Svenska Cellulosa AB SCA, Class B	11,475	370
Svenska Handelsbanken AB, Class A	20,233	278
Swedbank AB, Class A	12,679	294
Swedish Match AB	4,266	139
Tele2 AB, Class B	431	4
Telefonaktiebolaget LM Ericsson, Class B	67,972	454
Telia Co AB	32,120	135
Volvo AB, Class B	25,385	375
		7,102
Switzerland (7.3%)
ABB Ltd. (Registered)	47,629	1,114
Actelion Ltd. (Registered)	1,864	526
Adecco Group AG (Registered)	4,663	331
Baloise Holding AG (Registered)	913	126
Cie Financiere Richemont SA (Registered)	5,319	421
Coca-Cola HBC AG (a)	424	11
Credit Suisse Group AG (Registered) (a)	30,752	457
Galenica AG (Registered)	7	7
Geberit AG (Registered)	1,086	468
Givaudan SA (Registered) (b)	122	220
Julius Baer Group Ltd. (a)	3,275	164
LafargeHolcim Ltd. (Registered) (a)	9,623	569
LafargeHolcim Ltd. (Registered) (a)	3,101	184
Lonza Group AG (Registered) (a)	1,154	218
Nestle SA (Registered)	45,344	3,479
Novartis AG (Registered)	36,153	2,684
Pargesa Holding SA	107	8
Partners Group Holding AG	198	106
Roche Holding AG (Genusschein)	11,020	2,814
Schindler Holding AG	782	151
SGS SA (Registered)	18	38
Sonova Holding AG (Registered)	559	78
Swatch Group AG (The)	318	114
Swatch Group AG (The) (Registered)	460	32
Swiss Life Holding AG (Registered) (a)	1,023	330

Swiss Prime Site AG (Registered) (a)	2,367	208
Swisscom AG (Registered) (b)	594	274
Syngenta AG (a)	1,524	670
UBS Group AG (Registered)	72,670	1,163
Zurich Insurance Group AG	2,398	640
		17,605
Taiwan (0.9%)
Taiwan Semiconductor Manufacturing Co., Ltd.	341,000	2,124

Thailand (1.0%)
Advanced Info Service PCL (Foreign)	26,900	139
Airports of Thailand PCL (Foreign)	123,000	140
Bangkok Dusit Medical Services PCL (Foreign)	120,300	74
Bangkok Expressway & Metro PCL (Foreign)	212,600	47
Bumrungrad Hospital PCL (Foreign)	10,100	54
Central Pattana PCL (Foreign)	42,800	71
Charoen Pokphand Foods PCL (Foreign)	76,100	61
CP ALL PCL (Foreign)	131,200	225
Delta Electronics Thailand PCL (Foreign)	21,100	54
Home Product Center PCL (Foreign)	161,400	45
Indorama Ventures PCL (Foreign)	45,100	46
IRPC PCL (Foreign)	369,500	55
Kasikornbank PCL (Foreign)	45,500	250
Krung Thai Bank PCL (Foreign)	132,300	79
Minor International PCL (Foreign)	58,600	63
PTT Exploration & Production PCL (Foreign)	44,700	121
PTT Global Chemical PCL (Foreign)	59,400	127
PTT PCL (Foreign)	26,400	297
Siam Cement PCL (The) (Foreign)	11,500	181
Siam Commercial Bank PCL (The) (Foreign)	46,700	222
Thai Oil PCL (Foreign)	30,800	68
True Corp. PCL (Foreign)	261,300	52
		2,471
United Kingdom (8.4%)
3i Group PLC	7,590	71
Admiral Group PLC	1,588	40
Anglo American PLC (a)	20,020	306
Associated British Foods PLC	570	19
AstraZeneca PLC	16,326	1,005
Aviva PLC	57,083	381
Babcock International Group PLC	4,169	46
BAE Systems PLC	130,645	1,052
Barratt Developments PLC	19,177	131
British American Tobacco PLC	19,834	1,317
Bunzl PLC	5,004	145
Burberry Group PLC	4,157	90
Carnival PLC	2,846	163
Centrica PLC	69,318	188
Compass Group PLC	30,700	579
Croda International PLC	1,822	81
Diageo PLC	23,077	660
GKN PLC	28,664	131
GlaxoSmithKline PLC	62,908	1,308
Glencore PLC (a)	189,340	743
Hargreaves Lansdown PLC	1,234	20
Imperial Brands PLC	10,784	523
Indivior PLC	8,539	34
Inmarsat PLC	793	8

InterContinental Hotels Group PLC	4,073	199
International Consolidated Airlines Group SA	4,376	29
Intertek Group PLC	2,408	119
Investec PLC	5,043	34
ITV PLC	5,540	15
J Sainsbury PLC	18,966	63
Johnson Matthey PLC	2,526	98
Legal & General Group PLC	55,584	172
Lonmin PLC (a)	23	—	@
Melrose Industries PLC	311	1
Merlin Entertainments PLC (d)	1,309	8
National Grid PLC	18,773	238
Next PLC	2,193	119
Old Mutual PLC	42,304	106
Pearson PLC	11,921	102
Persimmon PLC	5,527	145
Prudential PLC	28,844	609
Reckitt Benckiser Group PLC	7,146	652
RELX PLC	20,956	411
Rio Tinto PLC	15,657	630
Rolls-Royce Holdings PLC (a)	38,734	366
Royal Dutch Shell PLC, Class A	58,320	1,532
Royal Dutch Shell PLC, Class B	42,858	1,173
RSA Insurance Group PLC	6,288	46
Sage Group PLC (The)	26,348	208
Schroders PLC	1,066	41
Segro PLC REIT	5,885	34
Severn Trent PLC	1,201	36
Shire PLC	12,610	736
Sky PLC	24,778	303
Smith & Nephew PLC	30,352	462
Smiths Group PLC	8,817	179
SSE PLC	4,912	91
Standard Life PLC	14,018	62
Tate & Lyle PLC	734	7
Taylor Wimpey PLC	62,655	152
Travis Perkins PLC	460	9
Unilever PLC	18,572	917
United Utilities Group PLC	3,447	43
Whitbread PLC	3,377	167
William Hill PLC	1,633	6
WM Morrison Supermarkets PLC	4,346	13
Wolseley PLC	3,404	214
WPP PLC	29,173	640
		20,228
United States (0.3%)
IMI PLC	2,247	33
Koninklijke Ahold Delhaize N.V.	13,210	283
Li & Fung Ltd. (b)(c)	66,000	29
Mobileye N.V. (a)	1,640	101
QIAGEN N.V. (a)	5,718	166
Tenaris SA	10,797	185
		797
Total Common Stocks (Cost $157,857)		191,867

	No. of Rights
Right (0.0%)
Germany (0.0%)
Deutsche Bank AG (a) (Cost $— )	21,127	51

	Shares	Value (000)
Short-Term Investments (16.2%)
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h)	913,043	913

	Face Amount (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (0.78%, dated 3/31/17, due 4/3/17; proceeds $84; fully collateralized by U.S. Government obligations; 1.00% - 1.50% due 12/15/17 - 3/31/23; valued at $85)	$84	84
Merrill Lynch & Co., Inc., (0.83%, dated 3/31/17, due 4/3/17; proceeds $48; fully collateralized by a U.S. Government agency security; 3.50% due 2/20/47; valued at $49)	48	48
		132
Total Securities held as Collateral on Loaned Securities (Cost $1,045)		1,045

	Shares
Investment Company (15.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h) (Cost $37,931)	37,931,396	37,931
Total Short-Term Investments (Cost $38,976)		38,976
Total Investments (96.1%) (Cost $196,833) Including $1,711 of Securities Loaned (i)(j)(k)		230,894
Other Assets in Excess of Liabilities (3.9%)		9,258
Net Assets (100.0%)		$240,152

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.

(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2017 were approximately $1,711,000 and $1,794,000, respectively. The Portfolio received cash collateral of approximately $1,116,000, of which approximately $1,045,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments.  At March 31, 2017, there was uninvested cash collateral of approximately $71,000, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $678,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

For the three months ended March 31, 2017, there were no transactions in Mitsubishi UFJ Financial Group, Inc., Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor.

(f)

At March 31, 2017, the Portfolio held a fair valued security valued at approximately $1,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(g)	Security has been deemed illiquid at March 31, 2017.
(h)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $12,000 relating to the Portfolio’s investment in the Liquidity Funds.

(i)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.
(j)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(k)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $41,032,000 and the aggregate gross unrealized depreciation is approximately $6,971,000 resulting in net unrealized appreciation of approximately $34,061,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)

Barclays Bank PLC		$7,495	CAD	9,978	4/20/17	$10
Citibank NA	JPY	500,519		$4,480	4/20/17	(18)
JPMorgan Chase Bank NA		$3,960	MXN	75,956	4/20/17	87
JPMorgan Chase Bank NA		$4,094	PLN	16,186	4/20/17	(13)
State Street Bank and Trust Co.	GBP	2,656		$3,318	4/20/17	(12)
State Street Bank and Trust Co.	SEK	31,321		$3,569	4/20/17	71
State Street Bank and Trust Co.		$5,032	EUR	4,626	4/20/17	(93)
State Street Bank and Trust Co.		$3,323	GBP	2,656	4/20/17	6
Goldman Sachs International		$2,431	BRL	7,681	5/18/17	(2)
Goldman Sachs International		$7,675	INR	501,353	5/18/17	(1)
						$35

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2017:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Bovespa Index (Brazil)	120	$2,501	Apr-17	$(104)
Dax Index (Germany)	4	1,315	Jun-17	28
FTSE MIB Index (Italy)	16	1,711	Jun-17	46
Hang Seng Index (Hong Kong)	26	4,037	Apr-17	(42)
IBEX 35 Index (Spain)	18	1,999	Apr-17	55
MEX BOLSA Index (Mexico)	204	5,294	Jun-17	143
MSCI Emerging Market E Mini (United States)	154	7,403	Jun-17	183
MSCI Singapore Free Index (Singapore)	98	2,447	Apr-17	(1)
S&P TSE 60 Index (Canada)	33	4,527	Jun-17	(1)
SGX NIFTY 50 (India)	423	7,782	Apr-17	24
WIG20 Index (Poland)	431	4,732	Jun-17	(105)
				$226

BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PLN	— Polish Zloty
SEK	— Swedish Krona

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	66.5%
Short-Term Investment	16.5
Banks	10.5
Pharmaceuticals	6.5
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2017.
**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long futures contracts with an underlying face amount of approximately $43,748,000 with net unrealized appreciation of approximately $226,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $35,000.

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (85.3%)
China (63.6%)
Alibaba Group Holding Ltd. ADR (a)	3,260	$352
Baidu, Inc. ADR (a)	674	116
China Lodging Group Ltd. ADR (a)	3,151	196
China Resources Beer Holdings Company Ltd. (a)(b)	158,300	360
Ctrip.com International Ltd. ADR (a)(c)	4,083	201
Foshan Haitian Flavouring & Food Co., Ltd., Class A	67,200	339
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	59,002	273
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	29,700	82
JD.com, Inc. ADR (a)	7,074	220
Jiangsu Hengrui Medicine Co., Ltd., Class A	49,460	390
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,300	29
Kweichow Moutai Co., Ltd., Class A	4,400	247
NetEase, Inc. ADR	268	76
New Oriental Education & Technology Group, Inc. ADR (a)	4,143	250
Shenzhou International Group Holdings Ltd. (b)	30,000	189
Sino Biopharmaceutical Ltd. (b)	136,000	112
Suofeiya Home Collection Co. Ltd., Class A	7,100	71
TAL Education Group ADR (a)	7,293	777
Tencent Holdings Ltd. (b)	25,600	734
		5,014
Hong Kong (4.6%)
AIA Group Ltd.	57,800	364

India (5.0%)
HDFC Bank Ltd. ADR	5,191	390

Korea, Republic of (7.6%)
Amorepacific Corp.	341	86
Loen Entertainment, Inc.	2,154	173
NAVER Corp.	277	212
Osstem Implant Co., Ltd. (a)	2,652	124
		595
Taiwan (4.5%)
Silergy Corp.	8,000	148
Taiwan Semiconductor Manufacturing Co., Ltd.	33,000	205
		353
Total Common Stocks (Cost $5,543)		6,716

Participation Notes (8.5%)
China (8.5%)
Jiangsu Yanghe Brewery, Class A, Equity Linked Notes, expires 1/10/18 (a)	27,441	348
Suofeiya Home Collection Co., Ltd., Equity Linked Notes, expires 4/25/17 (a)	32,500	325
Total Participation Notes (Cost $518)		673

Short-Term Investment (7.9%)
Investment Company (7.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $623)	623,102	623

Total Investments (101.7%) (Cost $6,684) Including $167 of Securities Loaned (e)(f)	8,012
Liabilities in Excess of Other Assets (-1.7%)	(134)
Net Assets (100.0%)	$7,878

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2017 were approximately $167,000 and $172,000, respectively. The Portfolio received non-cash collateral of approximately $172,000 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(e)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(f)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,403,000 and the aggregate gross unrealized depreciation is approximately $75,000 resulting in net unrealized appreciation of approximately $1,328,000.

ADR	American Depositary Receipt.
CNY	Chinese Yuan Renminbi
USD	United States Dollar

Morgan Stanley Institutional Fund, Inc.

First Quarter Report

March 31, 2017 (unaudited)

Portfolio of Investments

Asia Opportunity Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	31.6%
Internet Software & Services	18.6
Diversified Consumer Services	12.8
Beverages	12.3
Short-Term Investment	7.8
Pharmaceuticals	6.3
Food Products	5.3
Internet & Direct Marketing Retail	5.3
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2017.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (97.3%)
Argentina (1.0%)
Banco Macro SA ADR	62,067	$5,381
Grupo Financiero Galicia SA ADR	154,083	5,834
		11,215
Austria (0.9%)
Erste Group Bank AG	302,877	9,863

Brazil (9.3%)
Banco Bradesco SA (Preference)	1,699,070	17,573
BRF SA	831,477	10,255
Itau Unibanco Holding SA (Preference)	1,619,302	19,604
Lojas Renner SA	1,237,120	10,986
MercadoLibre, Inc.	68,531	14,492
Petroleo Brasileiro SA (a)	1,647,351	7,972
Petroleo Brasileiro SA (Preference) (a)	2,144,363	9,925
Raia Drogasil SA	528,058	9,896
		100,703
Chile (0.6%)
SACI Falabella	795,777	6,642

China (18.2%)
Alibaba Group Holding Ltd. ADR (a)	202,226	21,806
Bank of China Ltd. H Shares (b)	45,486,000	22,592
China Construction Bank Corp. H Shares (b)	22,549,750	18,135
China Mengniu Dairy Co., Ltd. (b)	2,082,000	4,313
China Mobile Ltd. (b)	1,443,500	15,797
China Overseas Land & Investment Ltd. (b)	808,000	2,308
China Pacific Insurance Group Co., Ltd. H Shares (b)	2,750,600	9,928
China Unicom Hong Kong Ltd. (b)	5,124,000	6,857
CRCC High-Tech Equipment Corp., Ltd. H Shares (b)	3,971,000	1,850
CSPC Pharmaceutical Group Ltd. (b)	3,610,000	4,729
JD.com, Inc. ADR (a)	243,030	7,561
NetEase, Inc. ADR	15,488	4,399
New Oriental Education & Technology Group, Inc. ADR (a)	75,049	4,532
PetroChina Co., Ltd. H Shares (b)	6,566,000	4,807
Shenzhou International Group Holdings Ltd. (b)(c)	887,000	5,598
Sino Biopharmaceutical Ltd. (b)	2,864,000	2,359
TAL Education Group ADR (a)	56,633	6,035
Tencent Holdings Ltd. (b)	1,826,300	52,358
Zoomlion Heavy Industry Science and Technology Co., Ltd. H Shares (b)	3,028,200	1,625
		197,589
Colombia (0.7%)
Cemex Latam Holdings SA (a)	599,961	2,212
Grupo de Inversiones Suramericana SA	211,073	2,869
Grupo de Inversiones Suramericana SA (Preference)	161,171	2,142
		7,223
Czech Republic (1.1%)
Komercni Banka AS	317,750	11,792

Egypt (0.6%)
Commercial International Bank Egypt SAE	1,605,406	6,680

Germany (0.8%)
Adidas AG	43,632	8,299

Hong Kong (2.8%)
AIA Group Ltd.	1,984,800	12,514
Samsonite International SA	4,840,500	17,627
		30,141
Hungary (0.9%)
OTP Bank PLC	334,531	9,359

India (7.9%)
Ashok Leyland Ltd.	6,866,296	8,940
Bharat Financial Inclusion Ltd. (a)	281,570	3,505
Bharat Petroleum Corp., Ltd.	988,450	9,892
HDFC Bank Ltd. ADR	67,800	5,100
IndusInd Bank Ltd.	529,701	11,626
Marico Ltd.	2,203,035	10,003
Maruti Suzuki India Ltd.	105,456	9,770
Shree Cement Ltd.	41,904	11,024
Shriram Transport Finance Co., Ltd.	256,766	4,263
Zee Entertainment Enterprises Ltd.	1,391,649	11,478
		85,601
Indonesia (5.1%)
Astra International Tbk PT	17,048,400	11,035
Bank Mandiri Persero Tbk PT	10,925,500	9,593
Bank Negara Indonesia Persero Tbk PT	3,049,100	1,481
Bumi Serpong Damai Tbk PT	38,535,100	5,451
Link Net Tbk PT	5,274,800	2,147
Semen Indonesia Persero Tbk PT	10,794,600	7,291
Telekomunikasi Indonesia Persero Tbk PT	34,082,100	10,563
Unilever Indonesia Tbk PT	899,600	2,925
XL Axiata Tbk PT (a)	23,227,900	5,334
		55,820
Korea, Republic of (10.9%)
Amorepacific Corp.	20,202	5,067
CJ Corp.	39,649	6,169
Cosmax, Inc.	16,462	2,002
Coway Co., Ltd.	71,347	6,137
Hanwha Techwin Co., Ltd. (a)	79,983	3,369
Hugel, Inc. (a)	15,096	4,982
Hyundai Development Co-Engineering & Construction	183,215	6,660
Hyundai Motor Co.	60,662	8,544
Innocean Worldwide, Inc.	49,212	2,711
Korea Aerospace Industries Ltd.	90,668	4,670
Mando Corp.	21,818	5,063
NAVER Corp.	13,389	10,237
Samsung Electronics Co., Ltd.	22,561	41,559
Samsung Electronics Co., Ltd. (Preference)	8,008	11,479
		118,649
Malaysia (1.5%)
Genting Malaysia Bhd	4,543,000	5,595
Malayan Banking Bhd	2,813,600	5,671

Sime Darby Bhd	2,571,300	5,392
		16,658
Mexico (6.0%)
Alsea SAB de CV	1,547,229	5,169
Cemex SAB de CV ADR (a)	1,557,180	14,124
Fomento Economico Mexicano SAB de CV ADR	158,890	14,065
Grupo Financiero Banorte SAB de CV Series O	3,546,871	20,411
Grupo Financiero Santander Mexico SAB de CV ADR	515,305	4,653
Mexichem SAB de CV	2,278,813	6,206
		64,628
Pakistan (1.3%)
Lucky Cement Ltd.	660,650	5,262
United Bank Ltd.	4,266,800	9,362
		14,624
Panama (0.7%)
Copa Holdings SA, Class A	66,555	7,471

Peru (1.6%)
Cia de Minas Buenaventura SA ADR	464,683	5,595
Credicorp Ltd.	72,064	11,768
		17,363
Philippines (3.5%)
Ayala Corp.	299,610	5,046
Ayala Land, Inc.	12,650,600	8,333
BDO Unibank, Inc.	1,821,775	4,270
DMCI Holdings, Inc.	8,502,700	1,932
Metro Pacific Investments Corp.	3,465,300	416
Metropolitan Bank & Trust Co.	5,270,557	8,403
SM Investments Corp.	673,075	9,350
		37,750
Poland (4.1%)
Bank Pekao SA	103,973	3,463
Bank Zachodni WBK SA	96,554	8,339
CCC SA	139,467	8,370
Jeronimo Martins SGPS SA	446,022	7,979
LPP SA	3,113	5,334
Powszechna Kasa Oszczednosci Bank Polski SA (a)	1,301,847	10,525
		44,010
Russia (2.8%)
Gazprom PJSC ADR	31,560	142
Gazprom PJSC ADR	2,276,451	10,176
Mail.ru Group Ltd. GDR (a)	251,876	5,566
MMC Norilsk Nickel PJSC ADR	278,929	4,384
X5 Retail Group N.V. GDR (a)	153,664	5,171
Yandex N.V., Class A (a)	247,570	5,429
		30,868
South Africa (4.4%)
AVI Ltd.	862,624	6,365
Capitec Bank Holdings Ltd.	72,536	4,116
Clicks Group Ltd.	495,117	4,728

Mondi PLC	306,690	7,360
Naspers Ltd., Class N	52,842	9,118
Steinhoff International Holdings N.V. H Shares	1,979,912	9,470
Vodacom Group Ltd.	616,535	6,985
		48,142
Taiwan (7.8%)
Advanced Semiconductor Engineering, Inc.	5,805,253	7,414
Advantech Co. Ltd.	323,000	2,704
Delta Electronics, Inc.	1,042,557	5,583
E.Sun Financial Holding Co., Ltd.	6,166,000	3,749
Eclat Textile Co., Ltd.	92,657	928
Hon Hai Precision Industry Co., Ltd.	3,325,700	9,974
Largan Precision Co., Ltd.	51,000	8,034
Nien Made Enterprise Co., Ltd.	503,000	4,691
Taiwan Mobile Co., Ltd.	1,031,000	3,789
Taiwan Semiconductor Manufacturing Co., Ltd.	4,903,205	30,542
Uni-President Enterprises Corp.	3,806,290	7,138
		84,546
Thailand (2.8%)
Bangkok Dusit Medical Services PCL (Foreign)	8,578,400	5,292
Central Pattana PCL (Foreign)	3,321,500	5,485
DKSH Holding AG (c)	95,666	7,402
PTT PCL (Foreign)	756,400	8,519
Sino-Thai Engineering & Construction PCL (Foreign)	5,683,800	3,970
		30,668
Total Common Stocks (Cost $849,476)		1,056,304
Short-Term Investments (3.2%)
Securities held as Collateral on Loaned Securities (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $7,361)	7,361,442	7,361
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $27,365)	27,364,775	27,365
Total Short-Term Investments (Cost $34,726)		34,726
Total Investments (100.5%) (Cost $884,202) Including $12,639 of Securities Loaned (e)(f)		1,091,030
Liabilities in Excess of Other Assets (-0.5%)		(5,466)
Net Assets (100.0%)		$1,085,564

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.

(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2017 were approximately $12,639,000 and $13,349,000, respectively. The Portfolio received cash collateral of approximately $7,361,000 which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $5,988,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $13,000 relating to the Portfolio’s investment in the Liquidity Funds.

(e)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(f)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $233,716,000 and the aggregate gross unrealized depreciation is approximately $26,888,000 resulting in net unrealized appreciation of approximately $206,828,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	61.3%
Banks	23.0
Internet Software & Services	10.6
Tech Hardware, Storage & Peripherals	5.1
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2017.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Breakout Nations Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (81.7%)
Argentina (5.9%)
Banco Macro SA ADR	859	$74
BBVA Banco Frances SA ADR	1,612	30
Globant SA (a)	805	29
Grupo Financiero Galicia SA ADR	1,650	62
Pampa Energia SA ADR (a)	1,144	62
YPF SA ADR	2,622	64
		321
Bangladesh (3.7%)
Beximco Pharmaceuticals Ltd.	53,182	73
GrameenPhone Ltd.	7,559	31
Olympic Industries Ltd.	22,773	82
Square Pharmaceuticals Ltd.	4,527	16
		202
Brazil (9.1%)
Adecoagro SA (a)	2,426	28
Banco Bradesco SA (Preference)	7,873	81
BRF SA	3,869	48
Itau Unibanco Holding SA (Preference)	7,520	91
Lojas Renner SA	5,712	51
MercadoLibre, Inc.	318	67
Petroleo Brasileiro SA (a)	7,550	37
Petroleo Brasileiro SA (Preference) (a)	10,044	46
Raia Drogasil SA	2,446	46
		495
Colombia (3.6%)
Cemex Latam Holdings SA (a)	16,296	60
Grupo de Inversiones Suramericana SA	10,029	137
		197
Czech Republic (3.0%)
CEZ AS	9,580	165

Egypt (3.6%)
Commercial International Bank Egypt SAE GDR	31,661	139
Egyptian Financial Group-Hermes Holding Co. GDR (a)	21,586	59
		198
Indonesia (9.4%)
Astra International Tbk PT	153,900	100
Bank Mandiri Persero Tbk PT	97,100	85
Bank Negara Indonesia Persero Tbk PT	28,100	14
Bumi Serpong Damai Tbk PT	346,700	49
Link Net Tbk PT	48,100	19
Semen Indonesia Persero Tbk PT	99,100	67
Telekomunikasi Indonesia Persero Tbk PT	306,200	95
Unilever Indonesia Tbk PT	9,200	30
XL Axiata Tbk PT (a)	219,000	50
		509
Mexico (7.1%)
Alsea SAB de CV	9,369	31

Cemex SAB de CV ADR (a)	9,257	84
Fomento Economico Mexicano SAB de CV ADR	953	84
Grupo Financiero Banorte SAB de CV Series O	21,317	123
Grupo Financiero Santander Mexico SAB de CV ADR	3,117	28
Mexichem SAB de CV	13,352	37
		387
Pakistan (6.7%)
Habib Bank Ltd.	38,600	99
Honda Atlas Cars Pakistan Ltd.	1,900	14
K-Electric Ltd. (a)	199,600	16
Lucky Cement Ltd.	11,200	89
Maple Leaf Cement Factory Ltd.	47,751	57
Oil & Gas Development Co., Ltd.	37,700	53
Pak Elektron Ltd.	43,100	38
		366
Peru (5.6%)
Cia de Minas Buenaventura SA ADR	6,449	77
Credicorp Ltd.	1,376	225
		302
Philippines (8.4%)
Ayala Corp.	4,830	81
Ayala Land, Inc.	55,700	37
BDO Unibank, Inc.	23,680	55
DMCI Holdings, Inc.	137,500	31
Metro Pacific Investments Corp.	55,600	7
Metropolitan Bank & Trust Co.	73,350	117
SM Investments Corp.	9,110	127
		455
Poland (8.7%)
Bank Pekao SA	1,120	37
Bank Zachodni WBK SA	1,053	91
CCC SA	1,498	90
Jeronimo Martins SGPS SA	4,785	85
LPP SA	35	60
Powszechna Kasa Oszczednosci Bank Polski SA (a)	13,932	113
		476
Romania (2.6%)
Banca Transilvania SA	127,447	80
BRD-Groupe Societe Generale SA	21,899	63
		143
South Africa (0.4%)
New Europe Property Investments PLC	2,127	22

Thailand (3.0%)
Bangkok Dusit Medical Services PCL (Foreign)	70,100	43
Central Pattana PCL (Foreign)	22,400	37
PTT PCL (Foreign)	5,100	57
Sino-Thai Engineering & Construction PCL (Foreign)	35,300	25
		162

Vietnam (0.9%)
Vietjet Aviation JSC (a)	6,620	37
Vietnam Dairy Products JSC	1,510	10
		47
Total Common Stocks (Cost $4,086)		4,447

Participation Notes (3.7%)
Vietnam (3.7%)
Bank for Foreign Trade of Vietnam JSC, Equity Linked Notes, expires 12/17/18 (a)	40,724	66
Vietnam Dairy Products JSC, Equity Linked Notes, expires 5/20/17 (a)	21,890	138
Total Participation Notes (Cost $187)		204

Short-Term Investment (11.3%)
Investment Company (11.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (b) (Cost $614)	614,150	614
Total Investments (96.7%) (Cost $4,887) (c)(d)(e)		5,265
Other Assets in Excess of Liabilities (3.3%)		181
Net Assets (100.0%)		$5,446

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(d)	Securities are available for collateral in connection with an open futures contract.
(e)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $429,000 and the aggregate gross unrealized depreciation is approximately $51,000 resulting in net unrealized appreciation of approximately $378,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

Futures Contract:

The Portfolio had the following futures contract open at March 31, 2017:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)

Long:
SGX NIFTY 50 (India)	34	$625	Apr-17	$2

Portfolio Composition

Classification	Percentage of Total Investments
Other*	44.0%
Banks	31.8
Short-Term Investment	11.6
Construction Materials	6.8
Food Products	5.8
Total Investments	100.0	%**

*                 Industries and/or investment types representing less than 5% of total investments.

**          Does not include an open long futures contract with an underlying face amount of approximately $625,000 with unrealized appreciation of approximately $2,000.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (217.1%)
Belgium (15.2%)
Anheuser-Busch InBev N.V.	61,312	$6,730

Brazil (0.8%)
Banco Bradesco SA (Preference)	33,681	348

China (17.9%)
Tencent Holdings Ltd. (a)	277,300	7,950

Czech Republic (7.9%)
Komercni Banka AS	94,590	3,510

Germany (7.3%)
Adidas AG	17,074	3,248

Hong Kong (33.7%)
AIA Group Ltd.	988,400	6,232
Samsonite International SA	2,403,300	8,752
		14,984
Hungary (6.8%)
OTP Bank PLC	108,290	3,029

India (13.2%)
Apollo Hospitals Enterprise Ltd.	70,566	1,266
Colgate-Palmolive India Ltd.	82,973	1,272
Crompton Greaves Consumer Electricals Ltd. (b)	130,863	437
Godrej Consumer Products Ltd.	24,756	637
Ipca Laboratories Ltd. (b)	87,637	842
LIC Housing Finance Ltd.	36,699	350
Marico Ltd.	235,917	1,071
		5,875
Indonesia (9.8%)
Bank Mandiri Persero Tbk PT	1,984,600	1,742
Sumber Alfaria Trijaya Tbk PT	67,139,391	2,620
		4,362
Korea, Republic of (11.0%)
CJ CGV Co., Ltd.	15,026	1,009
Hanssem Co., Ltd.	12,347	2,429
Osstem Implant Co., Ltd. (b)	30,525	1,428
		4,866
Mexico (26.3%)
Alsea SAB de CV	780,090	2,606
Fomento Economico Mexicano SAB de CV ADR	57,742	5,112
Grupo Financiero Banorte SAB de CV Series O	686,056	3,948
		11,666
Peru (10.7%)
Credicorp Ltd.	28,984	4,733

Poland (12.3%)
Eurocash SA	38,602	311

Jeronimo Martins SGPS SA	237,612	4,251
Powszechna Kasa Oszczednosci Bank Polski SA (b)	113,467	917
		5,479
South Africa (24.1%)
Famous Brands Ltd.	586,998	6,817
Life Healthcare Group Holdings Ltd.	1,206,538	2,607
Naspers Ltd., Class N	7,317	1,263
		10,687
Taiwan (7.0%)
King Slide Works Co. Ltd.	28,000	401
Poya International Co., Ltd.	102,420	1,205
Voltronic Power Technology Corp.	111,750	1,492
		3,098
Thailand (13.1%)
DKSH Holding AG	75,491	5,841
Total Common Stocks (Cost $86,319)		96,406

No. of Rights
Right (0.3%)
South Africa (0.3%)
Life Healthcare Group Holdings Ltd. (b) (Cost $—)	412,836	139

	Shares	Value (000)
Short-Term Investment (18.7%)
Investment Company (18.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $8,304)	8,303,865	8,304
Total Investments (236.1%) (Cost $94,623) (d)(e)		104,849
Liabilities in Excess of Other Assets (-136.1%)		(60,446)
Net Assets (100.0%)		$44,403

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Funds.

(d)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(e)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,034,000 and the aggregate gross unrealized depreciation is approximately $1,808,000 resulting in net unrealized appreciation of approximately $10,226,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Banks	17.4%
Other*	17.0
Textiles, Apparel & Luxury Goods	11.4
Beverages	11.3
Hotels, Restaurants & Leisure	9.0
Short-Term Investment	7.9
Internet Software & Services	7.6
Food & Staples Retailing	6.9
Insurance	5.9
Professional Services	5.6
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Small Cap Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (87.3%)
Argentina (3.0%)
Banco Macro SA ADR	3,948	$342
Pampa Energia SA ADR (a)	5,875	319
		661
Bangladesh (2.1%)
Brac Bank Ltd.	236,195	256
Olympic Industries Ltd.	55,862	200
		456
Brazil (5.4%)
Adecoagro SA (a)	20,420	234
Arcos Dorados Holdings, Inc., Class A (a)	32,284	260
Raia Drogasil SA	19,945	374
Ser Educacional SA (b)	47,940	314
		1,182
China (17.6%)
51job, Inc. ADR (a)	9,023	331
Bitauto Holdings Ltd. ADR (a)	12,800	328
Canvest Environmental Protection Group Co., Ltd. (c)	608,000	364
China Mengniu Dairy Co., Ltd. (c)	162,000	335
China Resources Phoenix Healthcare Holdings Co., Ltd. (a)(c)(d)	146,500	180
IMAX China Holding, Inc. (a)(b)(c)(d)	68,300	351
NavInfo Co. Ltd., Class A	75,746	221
TAL Education Group ADR (a)	4,398	469
Tarena International, Inc. ADR	24,572	459
Wanda Cinema Line Co., Ltd., Class A	25,696	211
Yestar Healthcare Holdings Co., Ltd. (c)(d)	792,500	411
Zoomlion Heavy Industry Science and Technology Co., Ltd. H Shares (c)	417,400	224
		3,884
Egypt (2.6%)
Credit Agricole Egypt SAE	124,259	255
Egyptian Financial Group-Hermes Holding Co. (a)	223,458	320
		575
Indonesia (4.6%)
Bank Tabungan Negara Persero Tbk PT	1,288,400	220
Mitra Keluarga Karyasehat Tbk PT	1,236,700	245
Nippon Indosari Corpindo Tbk PT	1,991,400	230
Sumber Alfaria Trijaya Tbk PT	8,262,200	322
		1,017
Korea, Republic of (12.9%)
Boryung Pharmaceutical Co., Ltd.	7,003	315
Hanwha Techwin Co., Ltd. (a)	9,521	401
Hugel, Inc. (a)	1,150	380
Koh Young Technology, Inc.	8,036	369
Korea Kolmar Co. Ltd.	4,618	310
LIG Nex1 Co., Ltd.	3,126	219
Loen Entertainment, Inc.	5,465	440
Nasmedia Co., Ltd.	6,115	213

Viatron Technologies, Inc.	10,642	190
		2,837
Malaysia (4.5%)
7-Eleven Malaysia Holdings Bhd, Class B	861,600	312
BIMB Holdings Bhd	219,500	221
Carlsberg Brewery Malaysia Bhd, Class B	32,800	111
My EG Services Bhd	835,200	349
		993
Mexico (4.0%)
Alsea SAB de CV	64,586	216
Banregio Grupo Financiero SAB de CV	55,858	333
Grupo Aeroportuario del Centro Norte SAB de CV	59,673	323
		872
Pakistan (3.3%)
Habib Bank Ltd.	98,000	252
Honda Atlas Cars Pakistan Ltd.	29,250	209
Maple Leaf Cement Factory Ltd.	220,680	261
		722
Philippines (3.5%)
Megawide Construction Corp. (a)	992,200	346
Security Bank Corp.	49,510	199
Xurpas, Inc.	1,192,300	239
		784
Poland (2.0%)
CCC SA	3,804	228
mBank SA (a)	2,250	212
		440
Romania (2.0%)
Banca Transilvania SA	367,160	229
BRD-Groupe Societe Generale SA	76,176	220
		449
South Africa (2.9%)
AVI Ltd.	33,217	245
EOH Holdings Ltd.	18,830	195
Famous Brands Ltd.	17,692	205
		645
Taiwan (10.7%)
Bon Fame Co. Ltd.	63,000	247
Cub Elecparts, Inc.	40,191	345
Gourmet Master Co., Ltd.	45,200	428
King Slide Works Co. Ltd.	15,000	215
Poya International Co., Ltd.	29,200	344
President Chain Store Corp.	28,000	231
TCI Co. Ltd.	62,000	350
Voltronic Power Technology Corp.	15,000	200
		2,360

Thailand (4.4%)
Mega Lifesciences PCL (Foreign)	384,600	297
Muangthai Leasing PCL (Foreign)	241,100	217
Robinson Department Store PCL (Foreign)	118,300	220
Sino-Thai Engineering & Construction PCL (Foreign)	326,400	228
		962
United Arab Emirates (1.8%)
Air Arabia PJSC	541,722	156
Aramex PJSC	176,345	238
		394
Total Common Stocks (Cost $17,017)		19,233
Participation Note (1.4%)
Vietnam (1.4%)
Bank for Foreign Trade of Vietnam JSC, Equity Linked Notes, expires 12/17/18 (a) (Cost $264)	183,246	297

Investment Companies (10.9%)
India (6.0%)
iShares MSCI India Small-Cap ETF	31,173	1,309

United States (4.9%)
Morgan Stanley India Investment Fund, Inc. (e)	34,400	1,084
Total Investment Companies (Cost $1,893)		2,393

Short-Term Investments (4.1%)
Securities held as Collateral on Loaned Securities (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $529)	529,011	529

Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $385)	384,523	385
Total Short-Term Investments (Cost $914)		914
Total Investments (103.7%) (Cost $20,088) Including $710 of Securities Loaned (g)(h)		22,837
Liabilities in Excess of Other Assets (-3.7%)		(816)
Net Assets (100.0%)		$22,021

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Security trades on the Hong Kong exchange.

(d)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2017 were approximately $710,000 and $749,000, respectively. The Portfolio received cash collateral of approximately $529,000 which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $220,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(e)

For the three months ended March 31, 2017, there were no transactions in Morgan Stanley India Investment Fund, Inc., Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in Morgan Stanley India Investment Fund. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in Morgan Stanley India Investment Fund.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(h)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,417,000 and the aggregate gross unrealized depreciation is approximately $668,000 resulting in net unrealized appreciation of approximately $2,749,000.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PJSC	Public Joint Stock Company.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	48.5%
Banks	13.6
Investment Companies	10.7
Food Products	5.6
Diversified Consumer Services	5.6
Food & Staples Retailing	5.6
Media	5.4
Hotels, Restaurants & Leisure	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2017.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Frontier Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (96.8%)
Argentina (19.1%)
Banco Macro SA ADR	349,856	$30,333
BBVA Banco Frances SA ADR	635,770	11,711
Globant SA (a)	363,654	13,237
Grupo Financiero Galicia SA ADR	651,080	24,650
Grupo Supervielle SA ADR (a)	146,497	2,490
Pampa Energia SA ADR (a)	429,326	23,278
YPF SA ADR	1,132,099	27,487
		133,186
Bangladesh (5.9%)
Beximco Pharmaceuticals Ltd.	10,230,636	14,080
GrameenPhone Ltd.	1,504,390	6,228
Olympic Industries Ltd.	4,823,953	17,296
Square Pharmaceuticals Ltd.	984,842	3,412
		41,016
Brazil (4.7%)
Adecoagro SA (a)	654,299	7,498
Arcos Dorados Holdings, Inc., Class A (a)	1,326,419	10,678
MercadoLibre, Inc.	70,541	14,917
		33,093
Egypt (4.0%)
Commercial International Bank Egypt SAE	3,702,173	15,405
Egyptian Financial Group-Hermes Holding Co. (a)	7,071,397	10,147
Egyptian Financial Group-Hermes Holding Co. GDR (a)	889,168	2,454
		28,006
Kazakhstan (1.7%)
KazMunaiGas Exploration Production JSC GDR (a)	1,157,379	11,574

Kenya (2.4%)
Safaricom Ltd.	93,538,319	16,603

Kuwait (10.7%)
Boubyan Bank KSCP	4,945,687	6,648
Human Soft Holding Co. KSC	686,624	6,844
Mezzan Holding Co. KSCC	2,704,492	9,044
National Bank of Kuwait	24,171,119	52,305
		74,841
Morocco (3.8%)
Attijariwafa Bank	467,310	18,597
Societe d’Exploitation des Ports (a)	604,867	7,991
		26,588
Nigeria (2.5%)
Nigerian Breweries PLC	28,062,330	11,645
Zenith Bank PLC	126,569,996	5,810
		17,455
Pakistan (16.9%)
Habib Bank Ltd.	10,080,300	25,958

Honda Atlas Cars Pakistan Ltd.	781,200	5,574
K-Electric Ltd. (a)	32,322,200	2,513
Lucky Cement Ltd.	2,819,462	22,458
Maple Leaf Cement Factory Ltd.	14,351,328	16,976
Oil & Gas Development Co., Ltd.	10,575,300	14,996
Pak Elektron Ltd.	10,817,900	9,540
United Bank Ltd.	9,109,478	19,987
		118,002
Panama (1.4%)
Copa Holdings SA, Class A	84,977	9,539

Romania (5.2%)
Banca Transilvania SA	33,714,429	21,009
BRD-Groupe Societe Generale SA	5,192,664	14,987
		35,996
South Africa (0.8%)
New Europe Property Investments PLC	571,265	5,927

Sri Lanka (1.6%)
Commercial Bank of Ceylon PLC	12,985,504	11,131

Tanzania, United Republic Of (2.3%)
National Microfinance Bank PLC	6,718,721	8,271
Tanzania Breweries Ltd.	1,422,724	7,642
		15,913
United Arab Emirates (7.7%)
Air Arabia PJSC	26,387,213	7,615
Aramex PJSC	4,436,304	5,979
DP World Ltd.	346,959	7,460
Dubai Islamic Bank PJSC	6,381,504	9,730
Emaar Properties PJSC	3,376,075	6,710
NMC Health PLC	717,898	15,911
		53,405
Vietnam (6.1%)
Bank for Foreign Trade of Vietnam JSC	10,789,883	17,497
Vietjet Aviation JSC (a)	1,800,340	10,135
Vietnam Dairy Products JSC	2,318,870	14,603
		42,235
Total Common Stocks (Cost $553,432)		674,510
Participation Notes (2.4%)
Saudi Arabia (2.2%)
Al Rajhi Bank, Equity Linked Notes, expires 1/18/22 (a)	393,097	6,682
Bupa Arabia for Cooperative, Equity Linked Notes, expires 10/18/19 (a)	279,837	8,731
		15,413
United Arab Emirates (0.2%)
Aramex PJSC, Equity Linked Notes, expires 3/14/19 (a)	589,123	794
Total Participation Notes (Cost $17,104)		16,207

Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (b) (Cost $14,699)	14,699,003	14,699
Total Investments (101.3%) (Cost $585,235) (c)(d)		705,416
Liabilities in Excess of Other Assets (-1.3%)		(8,750)
Net Assets (100.0%)		$696,666

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $7,000 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(d)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $158,359,000 and the aggregate gross unrealized depreciation is approximately $38,178,000 resulting in net unrealized appreciation of approximately $120,181,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition

Classification	Percentage of Total Investments
Banks	43.0%
Other*	36.8
Oil, Gas & Consumable Fuels	7.7
Food Products	6.9
Construction Materials	5.6
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (98.0%)
Brazil (2.4%)
MercadoLibre, Inc.	791	$167

China (8.5%)
Alibaba Group Holding Ltd. ADR (a)	2,791	301
Tencent Holdings Ltd. (b)	9,800	281
		582
Denmark (1.4%)
Novo Nordisk A/S Series B	2,770	95

France (13.9%)
Christian Dior SE	2,773	644
Hermes International	645	306
		950
Germany (1.4%)
ThyssenKrupp AG	3,795	93

Italy (1.1%)
Brunello Cucinelli SpA	3,249	77

Japan (1.6%)
Calbee, Inc.	3,100	106

Netherlands (1.6%)
Priceline Group, Inc. (The) (a)	61	109

Spain (1.5%)
Industria de Diseno Textil SA	2,936	103

Switzerland (3.0%)
Nestle SA ADR	2,667	205

United Kingdom (5.0%)
BBA Aviation PLC	46,650	178
Whitbread PLC	3,343	166
		344
United States (56.6%)
Alphabet, Inc., Class C (a)	358	297
Amazon.com, Inc. (a)	579	513
Berkshire Hathaway, Inc., Class B (a)	1,472	245
Facebook, Inc., Class A (a)	3,555	505
IHS Markit Ltd. (a)	4,106	172
Liberty Media Corp.-Liberty Formula One, Class C (a)	3,154	108
Marriott International, Inc., Class A	1,130	106
Mastercard, Inc., Class A	2,137	240
MSCI, Inc.	1,161	113
S&P Global, Inc.	1,773	232
Salesforce.com, Inc. (a)	2,018	167
Starbucks Corp.	3,038	177
TJX Cos., Inc. (The)	1,291	102
TransDigm Group, Inc.	389	86
Twitter, Inc. (a)	5,222	78
United Technologies Corp.	2,039	229

Verisk Analytics, Inc. (a)	1,195	97
Visa, Inc., Class A	1,423	127
Workday, Inc., Class A (a)	1,983	165
Zoetis, Inc.	1,962	105
		3,864
Total Common Stocks (Cost $5,342)		6,695

	Notional Amount (000)	Value (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY May 2017 @ CNY 7.90, Royal Bank of Scotland (Cost $3)	800	—	@

	Shares
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $80)	80,280	80
Total Investments (99.2%) (Cost $5,425) (d)(e)		6,775
Other Assets in Excess of Liabilities (0.8%)		55
Net Assets (100.0%)		$6,830

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)		Non-income producing security.
(b)		Security trades on the Hong Kong exchange.
(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(d)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(e)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,475,000 and the aggregate gross unrealized depreciation is approximately $125,000 resulting in net unrealized appreciation of approximately $1,350,000.

@		Value is less than $500.
ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	34.5%
Internet Software & Services	24.0
Textiles, Apparel & Luxury Goods	15.2
Internet & Direct Marketing Retail	9.2
Hotels, Restaurants & Leisure	6.6
Information Technology Services	5.4
Capital Markets	5.1
Total Investments	100.0%

*      Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (98.9%)
China (7.9%)
TAL Education Group ADR (a)	430	$46
Tencent Holdings Ltd. ADR	22,847	659
		705
Ireland (5.3%)
Ryanair Holdings PLC ADR (a)	5,701	473

Japan (5.1%)
Nippon Telegraph & Telephone Corp. ADR	10,611	455

Netherlands (6.8%)
Priceline Group, Inc. (The) (a)	339	603

Switzerland (5.4%)
UBS Group AG (Registered)	30,494	486

Taiwan (5.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,484	476

United Kingdom (5.0%)
Shire PLC ADR	2,554	445

United States (58.1%)
Allergan PLC	2,133	510
Alphabet, Inc., Class A (a)	633	537
Comcast Corp., Class A	15,019	565
CVS Health Corp.	1,469	115
Emerson Electric Co.	7,345	440
Franklin Resources, Inc.	11,844	499
Illinois Tool Works, Inc.	2,812	372
JPMorgan Chase & Co.	5,143	452
National Oilwell Varco, Inc.	11,108	445
QUALCOMM, Inc.	6,583	377
Synchrony Financial	11,786	404
VMware, Inc., Class A (a)	5,241	483
		5,199
Total Common Stocks (Cost $8,054)		8,842

Short-Term Investment (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $18)	17,741	18
Total Investments (99.1%) (Cost $8,072) (c)(d)		8,860
Other Assets in Excess of Liabilities (0.9%)		83
Net Assets (100.0%)		$8,943

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.

(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(d)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $846,000 and the aggregate gross unrealized depreciation is approximately $58,000 resulting in net unrealized appreciation of approximately $788,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Internet Software & Services	13.5%
Capital Markets	11.1
Other*	10.8
Semiconductors & Semiconductor Equipment	9.6
Internet & Direct Marketing Retail	6.8
Media	6.4
Pharmaceuticals	5.8
Software	5.5
Airlines	5.3
Diversified Telecommunication Services	5.1
Banks	5.1
Biotechnology	5.0
Energy Equipment & Services	5.0
Electrical Equipment	5.0
Total Investments	100.0%

*      Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (98.4%)
Canada (1.6%)
Agnico-Eagle Mines Ltd.	4,181	$177

China (4.7%)
NetEase, Inc. ADR	238	68
TAL Education Group ADR (a)	375	40
Tencent Holdings Ltd. ADR	13,759	397
		505
Ireland (3.6%)
Ryanair Holdings PLC ADR (a)	4,628	384

Japan (5.1%)
Nippon Telegraph & Telephone Corp. ADR	10,907	467
Toyota Motor Corp. ADR	709	77
		544
Netherlands (4.6%)
Priceline Group, Inc. (The) (a)	280	498

Switzerland (7.8%)
ABB Ltd. ADR	14,873	348
UBS Group AG (Registered)	30,497	486
		834
Taiwan (3.8%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,473	410

United Kingdom (7.1%)
British American Tobacco PLC ADR	3,815	253
BT Group PLC ADR	7,826	157
Shire PLC ADR	1,999	349
		759
United States (60.1%)
AerCap Holdings N.V. (a)	4,454	205
Allergan PLC	1,859	444
Alphabet, Inc., Class A (a)	489	415
Ameriprise Financial, Inc.	1,699	220
Amgen, Inc.	1,021	167
Apple, Inc.	3,706	532
Broadcom Ltd.	727	159
Capital One Financial Corp.	574	50
Comcast Corp., Class A	12,592	473
CVS Health Corp.	1,818	143
Danaher Corp.	3,146	269
Emerson Electric Co.	4,600	275
Franklin Resources, Inc.	10,194	430
Illinois Tool Works, Inc.	2,754	365
Invesco Ltd.	1,429	44
JPMorgan Chase & Co.	5,858	515
Logitech International SA (Registered)	1,803	57
Mastercard, Inc., Class A	1,748	197
National Oilwell Varco, Inc.	6,039	242
Northrop Grumman Corp.	1,258	299
QUALCOMM, Inc.	4,502	258

Schlumberger Ltd.	3,404	266
Synchrony Financial	5,638	193
Verizon Communications, Inc.	3,174	155
VMware, Inc., Class A (a)	941	87
		6,460
Total Common Stocks (Cost $9,792)		10,571

Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $129)	128,848	129
Total Investments (99.6%) (Cost $9,921) (c)(d)		10,700
Other Assets in Excess of Liabilities (0.4%)		48
Net Assets (100.0%)		$10,748

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(d)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $949,000 and the aggregate gross unrealized depreciation is approximately $170,000 resulting in net unrealized appreciation of approximately $779,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	54.4%
Capital Markets	11.0
Internet Software & Services	8.2
Semiconductors & Semiconductor Equipment	7.8
Diversified Telecommunication Services	7.3
Electrical Equipment	5.8
Tech Hardware, Storage & Peripherals	5.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Discovery Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (85.9%)
Australia (0.4%)
Kathmandu Holdings Ltd.	145,652	$202

Brazil (3.8%)
JHSF Participacoes SA (a)	608,956	481
Ouro Fino Saude Animal Participacoes SA	62,078	496
Porto Seguro SA	104,607	949
		1,926
Canada (0.1%)
Second Cup Ltd. (The) (a)	56,670	66

Denmark (8.6%)
Novo Nordisk A/S Series B	127,277	4,371

France (21.7%)
Christian Dior SE	25,273	5,872
Criteo SA ADR (a)	34,240	1,712
Edenred	81,013	1,915
Eurazeo SA	7,003	461
JCDecaux SA	29,133	1,025
		10,985
Germany (1.7%)
ThyssenKrupp AG	34,061	834

Italy (1.0%)
Tamburi Investment Partners SpA	105,387	520

Netherlands (1.3%)
Koninklijke Philips N.V.	19,852	638

Spain (1.8%)
Mapfre SA	269,489	924

United Kingdom (9.1%)
BBA Aviation PLC	479,347	1,829
Clarkson PLC	24,126	786
Whitbread PLC	40,050	1,986
		4,601
United States (36.4%)
Biogen, Inc. (a)	2,912	796
Bioverativ, Inc. (a)	37,267	2,030
BJ’s Restaurants, Inc. (a)	13,163	532
BWX Technologies, Inc.	19,374	922
Container Store Group, Inc. (The) (a)	41,546	176
Donnelley Financial Solutions, Inc. (a)	29,020	560
Dril-Quip, Inc. (a)	12,908	704
Dropbox, Inc. (a)(b)(c)(d) (acquisition cost - $25; acquired 5/1/12)	2,743	24
El Pollo Loco Holdings, Inc. (a)	34,104	407
Fiesta Restaurant Group, Inc. (a)	21,318	516
Habit Restaurants, Inc. (The) (a)	4,964	88
Hewlett Packard Enterprise Co.	42,546	1,008
Papa Murphy’s Holdings, Inc. (a)(e)	19,241	92

Terex Corp.	44,471	1,396
Time Warner, Inc.	37,673	3,681
United Technologies Corp.	16,506	1,852
Welbilt, Inc. (a)	188,301	3,696
		18,480
Total Common Stocks (Cost $38,786)		43,547

Preferred Stocks (1.0%)
India (0.3%)
Flipkart Online Services Pvt Ltd. Series D (a)(b)(c)(d) (acquisition cost - $44; acquired 10/4/13)	1,910	135

United States (0.7%)
Airbnb, Inc. Series D (a)(b)(c)(d) (acquisition cost - $78; acquired 4/16/14)	1,917	202
Blue Bottle Coffee, Inc. Series B (a)(b)(c)(d) (acquisition cost - $56; acquirred 1/24/14)	3,945	51
DOMO, Inc. (a)(b)(c)(d) (acquisition cost - $37; acquired 1/31/14 - 2/7/14)	9,082	49
Lookout, Inc. Series F (a)(b)(c)(d) (acquisition cost - $73; acquired 6/17/14)	6,374	20
Palantir Technologies, Inc. Series G (a)(b)(c)(d) (acquisition cost - $9; acquired 7/19/12)	2,935	12
Palantir Technologies, Inc. Series H (a)(b)(c)(d) (acquisition cost - $6; acquired 10/25/13)	1,572	6
Palantir Technologies, Inc. Series H1 (a)(b)(c)(d) (acquisition cost - $6; acquired 10/25/13)	1,572	6
		346
Total Preferred Stocks (Cost $309)		481

Convertible Preferred Stock (0.0%)
United States (0.0%)
Dropbox, Inc. Series A (a)(b)(c)(d) (acquisition cost - $3; acquired 5/25/12) (Cost $3)	277	2

Participation Note (0.0%)
Italy (0.0%)
Tamburi Investment Partners SpA, Equity Linked Notes, expires 6/30/20 (a) (Cost $4)	10,390	8

	Notional Amount (000)	Value (000)
Call Options Purchased (1.2%)
United States (1.2%)
Harley-Davidson, Inc. January 2019 @$45, UBS Securities, LLC (f)	32	590
United Technologies Corp. January 2018 @$120, UBS Securities, LLC (f)	14	41
Total Call Options Purchased (Cost $589)		631

	Shares	Value (000)
Short-Term Investments (12.8%)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	58,660	59

	Face Amount (000)
Repurchase Agreements (0.0%)
Barclays Capital, Inc., (0.78%, dated 3/31/17, due 4/3/17; proceeds $5; fully collateralized by U.S. Government obligations; 1.00% - 1.50% due 12/15/17 - 3/31/23; valued at $5)	$5	5
Merrill Lynch & Co., Inc., (0.83%, dated 3/31/17, due 4/3/17; proceeds $3; fully collateralized by a U.S. Government agency security; 3.50% due 2/20/47; valued at $3)	3	3
		8
Total Securities held as Collateral on Loaned Securities (Cost $67)		67

	Shares
Investment Company (12.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $6,441)	6,440,515	6,441
Total Short-Term Investments (Cost $6,508)		6,508
Total Investments (100.9%) (Cost $46,199) Including $72 of Securities Loaned (h)(i)(j)		51,177
Liabilities in Excess of Other Assets (-0.9%)		(455)
Net Assets (100.0%)		$50,722

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

At March 31, 2017, the Portfolio held fair valued securities valued at approximately $507,000, representing 1.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Security has been deemed illiquid at March 31, 2017.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2017, amounts to approximately $507,000 and represents 1.0% of net assets.

(e)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2017 was approximately $72,000. The Portfolio received cash collateral of approximately $72,000, of which approximately $67,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2017, there was uninvested cash collateral of approximately $5,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)	Cleared option.
(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(i)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(j)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,416,000 and the aggregate gross unrealized depreciation is approximately $438,000 resulting in net unrealized appreciation of approximately $4,978,000.

ADR	American Depositary Receipt.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2017:

	Contracts		In		Unrealized
	to		Exchange		Appreciation
	Deliver		For	Delivery	(Depreciation)
Counterparty	(000)		(000)	Date	(000)
UBS AG	EUR	601	$632	4/13/17	$(10)
UBS AG	EUR	340	$367	5/15/17	4
UBS AG	EUR	106	$113	8/24/17	(1)
UBS AG	KRW	765,055	$636	4/13/17	(48)
UBS AG	KRW	418,670	$357	5/15/17	(17)
UBS AG	KRW	133,872	$117	8/24/17	(3)
					$(75)

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	29.0%
Short-Term Investment	12.6
Textiles, Apparel & Luxury Goods	11.5
Machinery	10.0
Pharmaceuticals	9.5
Media	9.2
Hotels, Restaurants & Leisure	7.3
Biotechnology	5.5
Aerospace & Defense	5.4
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2017.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $75,000.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (96.9%)
France (9.0%)
L’Oreal SA	246,235	$47,322
Pernod Ricard SA	238,500	28,217
		75,539
Germany (3.6%)
SAP SE	308,349	30,256

Italy (1.4%)
Davide Campari-Milano SpA	1,021,199	11,842

Netherlands (0.9%)
RELX N.V.	400,360	7,414

Switzerland (1.5%)
Nestle SA (Registered)	163,687	12,559

United Kingdom (26.3%)
British American Tobacco PLC	615,633	40,880
Experian PLC	830,317	16,936
Reckitt Benckiser Group PLC	784,475	71,612
RELX PLC	579,507	11,356
Unilever PLC	1,653,292	81,603
		222,387
United States (54.2%)
Accenture PLC, Class A	316,517	37,944
Altria Group, Inc.	623,796	44,552
Automatic Data Processing, Inc.	227,907	23,335
Coca-Cola Co.	560,601	23,792
International Flavors & Fragrances, Inc.	102,334	13,562
Intuit, Inc.	91,960	10,667
Microsoft Corp.	867,351	57,124
Moody’s Corp.	74,975	8,400
NIKE, Inc., Class B	502,688	28,015
Philip Morris International, Inc.	340,142	38,402
Reynolds American, Inc.	592,928	37,366
Time Warner, Inc.	92,607	9,049
Twenty-First Century Fox, Inc., Class A	598,954	19,400
Twenty-First Century Fox, Inc., Class B	637,612	20,263
Visa, Inc., Class A	394,095	35,023
Walt Disney Co. (The)	254,230	28,827
Zoetis, Inc.	417,643	22,290
		458,011
Total Common Stocks (Cost $638,203)		818,008

Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $14,767)	14,766,598	14,767
Total Investments (98.6%) (Cost $652,970) (b)(c)		832,775
Other Assets in Excess of Liabilities (1.4%)		12,146
Net Assets (100.0%)		$844,921

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $7,000 relating to the Portfolio’s investment in the Liquidity Funds.

(b)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(c)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $180,906,000 and the aggregate gross unrealized depreciation is approximately $1,101,000 resulting in net unrealized appreciation of approximately $179,805,000.

Portfolio Composition

Classification	Percentage of Total Investments
Tobacco	19.3%
Other*	16.2
Personal Products	15.5
Software	11.8
Information Technology Services	11.6
Media	9.3
Household Products	8.6
Beverages	7.7
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (90.3%)
Australia (0.6%)
Kathmandu Holdings Ltd.	48,127	$67

Brazil (4.4%)
JHSF Participacoes SA (a)	81,580	64
Ouro Fino Saude Animal Participacoes SA	13,111	105
Porto Seguro SA	32,201	292
		461
Canada (1.0%)
Dominion Diamond Corp.	8,239	104

Denmark (7.7%)
Novo Nordisk A/S Series B	23,415	804

France (20.4%)
Christian Dior SE	4,966	1,154
Criteo SA ADR (a)	3,953	197
Edenred	16,918	400
Eurazeo SA	2,564	169
JCDecaux SA	5,690	200
		2,120
Germany (2.3%)
ThyssenKrupp AG	9,825	241

Hong Kong (0.7%)
L’Occitane International SA	34,250	70

Italy (1.5%)
Brunello Cucinelli SpA	3,142	75
Tamburi Investment Partners SpA	16,536	81
		156
Netherlands (3.0%)
Koninklijke Philips N.V.	9,843	316

Spain (2.5%)
Baron de Ley (a)	208	25
Mapfre SA	68,208	234
		259
Switzerland (3.5%)
Nestle SA (Registered)	4,703	361

United Kingdom (12.1%)
BBA Aviation PLC	157,869	602
Clarkson PLC	4,308	141
IP Group PLC (a)	13,785	27
Just Eat PLC (a)	8,482	60
Whitbread PLC	8,697	431
		1,261
United States (30.6%)
BWX Technologies, Inc.	4,207	200
Castlight Health, Inc., Class B (a)	2,845	10
Harley-Davidson, Inc.	6,321	382
Hewlett Packard Enterprise Co.	8,817	209
Intuitive Surgical, Inc. (a)	426	327

Joy Global, Inc.	2,531	72
Mosaic Co. (The)	2,881	84
RenaissanceRe Holdings Ltd.	2,786	403
Terex Corp.	10,450	328
Time Warner, Inc.	4,021	393
United Technologies Corp.	3,259	366
Welbilt, Inc. (a)	20,926	411
		3,185
Total Common Stocks (Cost $8,181)		9,405

Participation Note (0.0%)
Italy (0.0%)
Tamburi Investment Partners SpA, Equity Linked Notes, expires 6/30/20 (a) (Cost $1)	2,095	2

Short-Term Investment (11.3%)
Investment Company (11.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $1,175)	1,174,630	1,175
Total Investments (101.6%) (Cost $9,357) (c)(d)		10,582
Liabilities in Excess of Other Assets (-1.6%)		(163)
Net Assets (100.0%)		$10,419

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(d)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,232,000 and the aggregate gross unrealized depreciation is approximately $7,000 resulting in net unrealized appreciation of approximately $1,225,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	35.6%
Textiles, Apparel & Luxury Goods	11.6
Short-Term Investment	11.1
Insurance	8.8
Pharmaceuticals	8.6
Machinery	7.7
Transportation Infrastructure	5.7
Media	5.6
Aerospace & Defense	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (93.1%)
Australia (9.3%)
APA Group	721,929	$4,942
DUET Group	1,208,416	2,576
Macquarie Atlas Roads Group	1,167,874	4,568
Spark Infrastructure Group	2,647,749	4,794
Sydney Airport	1,600,332	8,277
Transurban Group	1,082,083	9,648
		34,805
Canada (11.6%)
Canadian Pacific Railway Ltd.	13,020	1,913
Enbridge, Inc.	424,685	17,791
Fortis, Inc.	5,680	188
Inter Pipeline Ltd.	215,458	4,541
Pembina Pipeline Corp.	165,291	5,238
TransCanada Corp. (a)	305,209	14,085
		43,756
China (5.3%)
Guangdong Investment Ltd. (b)	5,196,000	7,408
Hopewell Highway Infrastructure Ltd. (b)	22,858,500	12,324
		19,732
France (5.0%)
Aeroports de Paris	20,520	2,536
Eutelsat Communications SA	73,221	1,635
Groupe Eurotunnel SE	365,520	3,678
SES SA	140,221	3,262
Vinci SA	97,720	7,745
		18,856
Germany (0.2%)
Fraport AG Frankfurt Airport Services Worldwide	11,590	820

India (0.8%)
Azure Power Global Ltd. (c)	164,964	3,078

Italy (3.2%)
Atlantia SpA	202,496	5,228
Infrastrutture Wireless Italiane SpA (d)	730,880	3,853
Italgas SpA (c)	290,248	1,273
Terna Rete Elettrica Nazionale SpA	345,050	1,712
		12,066
Japan (0.6%)
East Japan Railway Co.	23,800	2,072

Mexico (0.2%)
Promotora y Operadora de Infraestructura SAB de CV (c)	73,608	795

Spain (10.4%)
Abertis Infraestructuras SA	168,979	2,722
Atlantica Yield PLC	752,725	15,777
EDP Renovaveis SA	68,050	503
Ferrovial SA	287,125	5,746
Saeta Yield SA	1,566,401	14,271
		39,019

Switzerland (1.4%)
Flughafen Zuerich AG (Registered)	25,445	5,424

United Kingdom (9.6%)
John Laing Group PLC (d)	3,501,600	11,955
National Grid PLC	1,128,675	14,332
Pennon Group PLC	239,991	2,652
Severn Trent PLC	101,810	3,039
United Utilities Group PLC	333,912	4,156
		36,134
United States (35.5%)
American Tower Corp. REIT	122,640	14,906
American Water Works Co., Inc.	47,850	3,721
Atmos Energy Corp.	56,812	4,488
Crown Castle International Corp. REIT	141,352	13,351
Edison International	107,510	8,559
Enbridge Energy Management LLC (c)	627,365	11,556
Eversource Energy	102,501	6,025
Kansas City Southern	1,980	170
Kinder Morgan, Inc.	598,820	13,018
NiSource, Inc.	71,768	1,707
Norfolk Southern Corp.	31,984	3,581
Pattern Energy Group, Inc.	431,209	8,680
PG&E Corp.	217,646	14,443
SBA Communications Corp. REIT (c)	39,030	4,698
Sempra Energy	112,776	12,462
Union Pacific Corp.	34,690	3,675
Williams Cos., Inc. (The)	277,503	8,211
		133,251
Total Common Stocks (Cost $290,606)		349,808

Short-Term Investments (10.3%)
Securities held as Collateral on Loaned Securities (3.6%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	11,633,880	11,634

	Face Amount (000)	Value (000)
Repurchase Agreements (0.5%)
Barclays Capital, Inc., (0.78%, dated 3/31/17, due 4/3/17; proceeds $1,066; fully collateralized by U.S. Government obligations; 1.00% - 1.50% due 12/15/17 - 3/31/23; valued at $1,087)	$1,066	1,066
Merrill Lynch & Co., Inc., (0.83%, dated 3/31/17, due 4/3/17; proceeds $613; fully collateralized by a U.S. Government agency security; 3.50% due 2/20/47; valued at $626)	613	613
		1,679
Total Securities held as Collateral on Loaned Securities (Cost $13,313)		13,313

	Shares	Value (000)
Investment Company (6.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $25,233)	25,232,734	25,233
Total Short-Term Investments (Cost $38,546)		38,546
Total Investments (103.4%) (Cost $329,152) Including $14,098 of Securities Loaned (f)(g)		388,354
Liabilities in Excess of Other Assets (-3.4%)		(12,659)
Net Assets (100.0%)		$375,695

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2017 were approximately $14,098,000 and $14,757,000, respectively. The Portfolio received cash collateral of approximately $14,214,000, of which approximately $13,313,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2017, there was uninvested cash collateral of approximately $901,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $543,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $10,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(g)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $62,934,000 and the aggregate gross unrealized depreciation is approximately $3,732,000 resulting in net unrealized appreciation of approximately $59,202,000.

REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	26.5%
Electricity Transmission & Distribution	13.3
PPA Contracted Renewables	11.3
Communications	11.1
Toll Roads	10.4
Other**	7.6
Diversified	7.5
Short-Term Investment	6.7
Water	5.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2017
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (86.4%)
Argentina (1.1%)
Globant SA (a)	261,727	$9,527

Belgium (1.3%)
Anheuser-Busch InBev N.V.	98,463	10,809

China (17.6%)
China Resources Beer Holdings Company Ltd. (a)(b)	8,331,333	18,954
Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,924,674	14,772
Jiangsu Hengrui Medicine Co., Ltd., Class A	3,175,946	25,037
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	124,850	1,583
Suofeiya Home Collection Co. Ltd., Class A	958,019	9,578
TAL Education Group ADR (a)	492,185	52,452
Tencent Holdings Ltd. (b)	924,800	26,513
		148,889
Denmark (4.5%)
DSV A/S	730,977	37,840

France (5.7%)
Christian Dior SE	79,729	18,525
Hermes International	62,628	29,671
		48,196
India (1.9%)
HDFC Bank Ltd.	701,542	15,872

Japan (4.5%)
Calbee, Inc.	534,800	18,230
Keyence Corp.	30,000	12,013
Nihon M&A Center, Inc.	249,600	8,116
		38,359
Korea, Republic of (1.6%)
Amorepacific Corp.	18,640	4,675
Loen Entertainment, Inc.	107,302	8,636
		13,311
Netherlands (4.9%)
Priceline Group, Inc. (The) (a)	23,613	42,030

South Africa (2.8%)
Naspers Ltd., Class N	136,509	23,555

United Kingdom (5.0%)
Burberry Group PLC	647,154	13,978
Fevertree Drinks PLC	627,789	11,838
Reckitt Benckiser Group PLC	183,472	16,748
		42,564
United States (35.5%)
Alphabet, Inc., Class C (a)	33,547	27,829
Amazon.com, Inc. (a)	53,858	47,747
EPAM Systems, Inc. (a)	567,992	42,895
Facebook, Inc., Class A (a)	500,971	71,163

Luxoft Holding, Inc. (a)	495,441	30,990
Mastercard, Inc., Class A	330,029	37,118
Visa, Inc., Class A	405,542	36,040
WisdomTree Investments, Inc.	767,697	6,971
		300,753
Total Common Stocks (Cost $507,966)		731,705

Preferred Stocks (1.8%)
United States (1.8%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost - $1,594; acquired 4/16/14)	39,153	4,115
Magic Leap Series C (a)(c)(d)(e) (acquisition cost - $3,175; acquired 12/22/15)	137,829	3,085
Uber Technologies Series G (a)(c)(d)(e) (acquisition cost - $8,232; acquired 12/3/15)	168,793	8,232
Total Preferred Stocks (Cost $13,001)		15,432

Participation Note (2.4%)
China (2.4%)
Jiangsu Yanghe Brewery, Class A, Equity Linked Notes, expires 1/10/18 (a) (Cost $16,810)	1,635,704	20,739

	Notional Amount (000)	Value (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY May 2017 @ CNY 7.90, Royal Bank of Scotland (Cost $357)	87,226	1

	Shares
Short-Term Investment (8.0%)
Investment Company (8.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $67,496)	67,496,063	67,496
Total Investments (98.6%) (Cost $605,630) (g)(h)		835,373
Other Assets in Excess of Liabilities (1.4%)		11,624
Net Assets (100.0%)		$846,997

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

At March 31, 2017, the Portfolio held fair valued securities valued at approximately $15,432,000, representing 1.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security has been deemed illiquid at March 31, 2017.

(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2017, amounts to approximately $15,432,000 and represents 1.8% of net assets.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $12,000 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(h)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $237,051,000 and the aggregate gross unrealized depreciation is approximately $7,308,000 resulting in net unrealized appreciation of approximately $229,743,000.

ADR	American Depositary Receipt.
CNY	Chinese Yuan Renminbi
USD	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	25.7%
Information Technology Services	17.6
Internet Software & Services	15.0
Internet & Direct Marketing Retail	12.2
Short-Term Investment	8.1
Beverages	7.7
Textiles, Apparel & Luxury Goods	7.4
Diversified Consumer Services	6.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (99.8%)
Australia (5.2%)
Dexus Property Group REIT	652,970	$4,874
Goodman Group REIT	2,191,519	12,959
GPT Group REIT	2,577,507	10,142
Investa Office Fund REIT	744,400	2,701
Mirvac Group REIT	2,782,200	4,655
Scentre Group REIT	6,465,260	21,190
Stockland REIT	1,946,786	6,901
Vicinity Centres REIT	2,415,671	5,223
Westfield Corp. REIT	2,641,644	17,922
		86,567
Austria (0.2%)
Atrium European Real Estate Ltd.	360,574	1,459
BUWOG AG (a)	103,188	2,603
		4,062
Canada (2.0%)
Boardwalk REIT	133,471	4,734
Brookfield Canada Office Properties REIT	224,770	5,282
Crombie Real Estate Investment Trust REIT	240,715	2,521
Extendicare, Inc.	136,377	1,035
First Capital Realty, Inc.	425,462	6,408
H&R Real Estate Investment Trust REIT	151,409	2,627
RioCan Real Estate Investment Trust REIT	459,856	9,060
Smart Real Estate Investment Trust REIT	69,902	1,717
		33,384
China (0.2%)
China Overseas Land & Investment Ltd. (b)	482,000	1,377
China Resources Land Ltd. (b)	88,000	238
Global Logistic Properties Ltd.	743,300	1,477
		3,092
Finland (0.2%)
Citycon Oyj	1,694,168	4,012
Sponda Oyj	8,681	37
		4,049
France (3.4%)
Fonciere Des Regions REIT	36,868	3,080
Gecina SA REIT	68,737	9,327
ICADE REIT	87,486	6,410
Klepierre REIT	278,724	10,841
Mercialys SA REIT	152,200	2,839
Unibail-Rodamco SE REIT	106,466	24,885
		57,382
Germany (1.6%)
ADO Properties SA (c)	64,739	2,322
Deutsche Wohnen AG	276,004	9,088
LEG Immobilien AG (a)	25,969	2,129
Vonovia SE	384,418	13,545
		27,084

Hong Kong (11.2%)
Champion REIT	1,665,000	1,020
Cheung Kong Property Holdings Ltd.	3,414,000	22,997
Hang Lung Properties Ltd.	266,000	691
Henderson Land Development Co., Ltd.	1,207,602	7,482
Hongkong Land Holdings Ltd.	4,706,000	36,189
Hysan Development Co., Ltd.	3,463,014	15,708
Link REIT	2,929,275	20,524
New World Development Co., Ltd.	7,470,109	9,189
Sino Land Co., Ltd.	507,637	890
Sun Hung Kai Properties Ltd.	2,723,367	40,019
Swire Properties Ltd.	6,761,800	21,665
Wharf Holdings Ltd. (The)	1,273,763	10,932
		187,306
Ireland (0.7%)
Green REIT PLC	3,560,624	5,166
Hibernia REIT PLC	4,289,146	5,697
		10,863
Japan (10.5%)
Activia Properties, Inc. REIT	1,208	5,762
Advance Residence Investment Corp. REIT	1,872	5,120
Daiwa Office Investment Corp. REIT	344	1,758
GLP J-REIT	3,584	4,143
Hulic Co., Ltd.	99,200	933
Invincible Investment Corp. REIT	17,756	7,145
Japan Hotel REIT Investment Corp. REIT	2,520	1,741
Japan Real Estate Investment Corp. REIT	1,648	8,734
Japan Retail Fund Investment Corp. REIT	2,986	5,858
Kenedix Office Investment Corp. REIT	272	1,603
Mitsubishi Estate Co., Ltd.	2,206,000	40,224
Mitsui Fudosan Co., Ltd.	1,784,000	38,042
Mori Hills Investment Corp. REIT	1,408	1,887
Mori Trust Sogo Reit, Inc. REIT	2,104	3,254
Nippon Building Fund, Inc. REIT	2,080	11,378
Nippon Prologis, Inc. REIT	1,671	3,622
Nomura Real Estate Master Fund, Inc. REIT	6,352	9,859
Orix, Inc. J-REIT	2,104	3,334
Sumitomo Realty & Development Co., Ltd.	592,000	15,346
United Urban Investment Corp. REIT	4,416	6,783
		176,526
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	12,867,024	192

Netherlands (0.6%)
Eurocommercial Properties N.V. CVA REIT	217,762	7,809
Vastned Retail N.V. REIT	15,443	584
Wereldhave N.V. REIT	44,032	1,942
		10,335
Norway (0.4%)
Entra ASA (c)	524,831	5,730
Norwegian Property ASA	800,692	932
		6,662

Singapore (0.8%)
Ascendas Real Estate Investment Trust REIT	1,671,600	3,012
CapitaLand Commercial Trust Ltd. REIT	2,038,000	2,251
CapitaLand Ltd.	709,800	1,842
CapitaLand Mall Trust REIT	2,495,300	3,514
EC World Real Estate Investment Trust Unit	836,000	451
Mapletree Commercial Trust REIT	547,300	599
Suntec REIT	521,500	667
UOL Group Ltd.	309,293	1,541
		13,877
Spain (0.6%)
Hispania Activos Inmobiliarios SAU REIT	158,207	2,273
Inmobiliaria Colonial SA	396,157	2,960
Merlin Properties Socimi SA REIT	372,584	4,166
		9,399
Sweden (0.6%)
Atrium Ljungberg AB, Class B	153,551	2,337
Castellum AB	275,184	3,648
Hufvudstaden AB, Class A	315,008	4,669
		10,654
Switzerland (0.6%)
PSP Swiss Property AG (Registered)	101,957	9,278
Swiss Prime Site AG (Registered) (a)	10,386	914
		10,192
United Kingdom (5.9%)
British Land Co., PLC REIT	2,626,574	20,074
Capital & Regional PLC REIT	1,801,650	1,264
Derwent London PLC REIT	376,758	13,274
Great Portland Estates PLC REIT	1,569,441	12,811
Hammerson PLC REIT	936,549	6,700
Intu Properties PLC REIT	788,355	2,758
Kennedy Wilson Europe Real Estate PLC	179,236	2,121
Land Securities Group PLC REIT	1,926,767	25,565
LXB Retail Properties PLC (a)	3,172,353	1,600
Segro PLC REIT	600,229	3,431
St. Modwen Properties PLC	978,267	3,983
Unite Group PLC	123,646	986
Urban & Civic PLC	1,364,952	4,070
Workspace Group PLC REIT	99,459	978
		99,615
United States (55.1%)
Acadia Realty Trust REIT	42,560	1,279
Alexandria Real Estate Equities, Inc. REIT	38,651	4,272
American Homes 4 Rent, Class A REIT	83,280	1,912
Apartment Investment & Management Co., Class A REIT	106,581	4,727
AvalonBay Communities, Inc. REIT	118,752	21,803
Boston Properties, Inc. REIT	406,820	53,867
Brixmor Property Group, Inc. REIT	204,974	4,399
Camden Property Trust REIT	356,879	28,715
CBL & Associates Properties, Inc. REIT	41,052	392
Chesapeake Lodging Trust REIT	414,174	9,924
Colony Starwood Homes REIT	345,499	11,730
Columbia Property Trust, Inc. REIT	161,605	3,596

Corporate Office Properties Trust REIT	109,363	3,620
Cousins Properties, Inc. REIT	561,768	4,646
CubeSmart REIT	170,386	4,423
DCT Industrial Trust, Inc. REIT	145,816	7,017
Digital Realty Trust, Inc. REIT	77,140	8,207
Douglas Emmett, Inc. REIT	159,106	6,110
Duke Realty Corp. REIT	207,970	5,463
Equity Lifestyle Properties, Inc. REIT	37,647	2,901
Equity Residential REIT	866,584	53,919
Essex Property Trust, Inc. REIT	127,405	29,498
Exeter Industrial Value Fund, LP REIT (a)(d)(e)(f)	1,860,000	539
Federal Realty Investment Trust REIT	27,882	3,722
Gaming and Leisure Properties, Inc. REIT	197,308	6,594
GGP, Inc. REIT	1,785,918	41,398
Healthcare Realty Trust, Inc. REIT	497,426	16,166
Hilton Worldwide Holdings, Inc.	220,427	12,886
Host Hotels & Resorts, Inc. REIT	1,622,714	30,280
Hudson Pacific Properties, Inc. REIT	187,135	6,482
Invitation Homes, Inc. REIT (a)	12,590	275
Kilroy Realty Corp. REIT	121,552	8,761
Kimco Realty Corp. REIT	93,406	2,063
LaSalle Hotel Properties REIT	757,015	21,916
Liberty Property Trust REIT	93,785	3,615
Life Storage, Inc. REIT	133,467	10,960
Macerich Co. (The) REIT	198,583	12,789
Mack-Cali Realty Corp. REIT	29,004	781
MedEquities Realty Trust, Inc. REIT	299,312	3,355
Mid-America Apartment Communities, Inc. REIT	12,317	1,253
Monogram Residential Trust, Inc. REIT	127,480	1,271
National Retail Properties, Inc. REIT	298,098	13,003
Paramount Group, Inc. REIT	1,072,065	17,378
Park Hotels & Resorts, Inc. REIT	11,180	287
Parkway, Inc. REIT	94,046	1,871
Pennsylvania Real Estate Investment Trust REIT	294,861	4,464
ProLogis, Inc. REIT	480,787	24,943
Public Storage REIT	253,576	55,510
QTS Realty Trust, Inc., Class A REIT	189,492	9,238
Regency Centers Corp. REIT	585,767	38,889
Rexford Industrial Realty, Inc. REIT	274,315	6,178
Senior Housing Properties Trust REIT	106,442	2,155
Simon Property Group, Inc. REIT	773,986	133,149
SL Green Realty Corp. REIT	40,040	4,269
Spirit Realty Capital, Inc. REIT	177,320	1,796
STORE Capital Corp. REIT	252,854	6,038
Tanger Factory Outlet Centers, Inc. REIT	671,542	22,006
Ventas, Inc. REIT	347,336	22,591
VEREIT, Inc. REIT	613,312	5,207
Vornado Realty Trust REIT	621,891	62,382
Welltower, Inc. REIT	465,855	32,992
Xenia Hotels & Resorts, Inc. REIT	221,325	3,778
		925,650
Total Investments (99.8%) (Cost $1,387,059) (g)(h)		1,676,891
Other Assets in Excess of Liabilities (0.2%)		3,620
Net Assets (100.0%)		$1,680,511

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

At March 31, 2017, the Portfolio held fair valued securities valued at approximately $731,000, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)	Security has been deemed illiquid at March 31, 2017.
(f)

Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $58,000. At March 31, 2017, these securities had an aggregate market value of approximately $539,000, representing less than 0.05%of net assets.

(g)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(h)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $313,725,000 and the aggregate gross unrealized depreciation is approximately $23,893,000 resulting in net unrealized appreciation of approximately $289,832,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	29.8%
Retail	26.6
Other*	18.6
Office	13.8
Residential	11.2
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Quality Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (96.9%)
France (7.2%)
L’Oreal SA	1,684	$324
Pernod Ricard SA	1,550	183
Sanofi	1,263	114
		621
Germany (4.9%)
Bayer AG (Registered)	1,364	158
SAP SE	2,764	271
		429
Hong Kong (1.0%)
AIA Group Ltd.	13,600	86

Netherlands (3.4%)
Priceline Group, Inc. (The) (a)	124	221
RELX N.V.	3,816	70
		291
Switzerland (6.6%)
Nestle SA (Registered)	612	47
Novartis AG (Registered)	4,180	310
Roche Holding AG (Genusschein)	846	216
		573
United Kingdom (20.6%)
British American Tobacco PLC	2,874	191
Experian PLC	2,455	50
GlaxoSmithKline PLC	14,642	304
Prudential PLC	5,960	126
Reckitt Benckiser Group PLC	5,289	483
RELX PLC	5,549	109
Unilever PLC	10,710	529
		1,792
United States (53.2%)
Accenture PLC, Class A	2,898	347
Alphabet, Inc., Class A (a)	485	411
Altria Group, Inc.	4,363	312
Automatic Data Processing, Inc.	1,719	176
Coca-Cola Co.	3,570	152
Danaher Corp.	1,299	111
International Flavors & Fragrances, Inc.	503	67
Intuit, Inc.	429	50
Johnson & Johnson	1,607	200
Microsoft Corp.	6,731	443
Moody’s Corp.	404	45
Nielsen Holdings PLC	3,733	154
NIKE, Inc., Class B	4,996	278
Philip Morris International, Inc.	3,060	345
Reynolds American, Inc.	5,424	342
Time Warner, Inc.	474	46
Twenty-First Century Fox, Inc., Class A	6,754	219
Twenty-First Century Fox, Inc., Class B	6,433	204
Visa, Inc., Class A	3,263	290

Walt Disney Co. (The)	2,112	240
Zoetis, Inc.	3,514	188
		4,620
Total Common Stocks (Cost $7,057)		8,412

Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $189)	188,919	189
Total Investments (99.1%) (Cost $7,246) (c)(d)		8,601
Other Assets in Excess of Liabilities (0.9%)		76
Net Assets (100.0%)		$8,677

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(d)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,362,000 and the aggregate gross unrealized depreciation is approximately $7,000 resulting in net unrealized appreciation of approximately $1,355,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	26.7%
Pharmaceuticals	17.3
Tobacco	13.8
Personal Products	9.9
Information Technology Services	9.5
Software	8.9
Media	8.3
Household Products	5.6
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (94.3%)
Australia (2.4%)
CSL Ltd.	17,384	$1,665

Belgium (2.6%)
Anheuser-Busch InBev N.V.	16,297	1,789

Canada (4.8%)
Brookfield Asset Management, Inc., Class A	35,997	1,312
Brookfield Infrastructure Partners LP	51,793	2,003
		3,315
China (16.8%)
Foshan Haitian Flavouring & Food Co., Ltd., Class A	283,302	1,431
Jiangsu Hengrui Medicine Co., Ltd., Class A	211,080	1,664
Suofeiya Home Collection Co. Ltd., Class A	65,666	656
TAL Education Group ADR (a)	45,568	4,856
Tencent Holdings Ltd. (b)	103,900	2,979
		11,586
Denmark (5.7%)
DSV A/S	75,250	3,895

France (15.1%)
Christian Dior SE	14,320	3,327
Danone SA	20,584	1,400
Hermes International	9,143	4,332
Pernod Ricard SA	11,597	1,372
		10,431
Hong Kong (2.5%)
AIA Group Ltd.	277,600	1,750

Japan (8.6%)
Calbee, Inc. (c)	71,700	2,444
Keyence Corp.	5,100	2,042
Nihon M&A Center, Inc.	45,200	1,470
		5,956
Korea, Republic of (1.4%)
Loen Entertainment, Inc.	12,298	990

Netherlands (5.2%)
Priceline Group, Inc. (The) (a)	2,021	3,597

Norway (0.9%)
Telenor ASA	36,632	610

Switzerland (4.4%)
Kuehne & Nagel International AG (Registered)	9,660	1,365
Nestle SA (Registered)	21,441	1,645
		3,010
United Kingdom (16.8%)
Burberry Group PLC	89,022	1,923
Diageo PLC	49,526	1,417

Fevertree Drinks PLC	134,632	2,539
Hargreaves Lansdown PLC	74,714	1,218
Reckitt Benckiser Group PLC	35,155	3,209
Rightmove PLC	26,009	1,299
		11,605
United States (7.1%)
EPAM Systems, Inc. (a)	44,695	3,375
Luxoft Holding, Inc. (a)	23,684	1,482
		4,857
Total Common Stocks (Cost $57,486)		65,056
Participation Note (0.7%)
China (0.7%)
Suofeiya Home Collection Co., Ltd., Equity Linked Notes, expires 4/25/17 (a) (Cost $446)	51,400	514

	Notional Amount (000)	Value (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY May 2017 @ CNY 7.90, Royal Bank of Scotland (Cost $14)	3,281	—	@

Shares
Short-Term Investments (10.9%)
Securities held as Collateral on Loaned Securities (2.8%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	1,659,122	1,659

	Face Amount (000)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., (0.78%, dated 3/31/17, due 4/3/17; proceeds $152; fully collateralized by U.S. Government obligations; 1.00% - 1.50% due 12/15/17 - 3/31/23; valued at $155)	$152	152
Merrill Lynch & Co., Inc., (0.83%, dated 3/31/17, due 4/3/17; proceeds $87; fully collateralized by a U.S. Government agency security; 3.50% due 2/20/47; valued at $89)	87	87
		239
Total Securities held as Collateral on Loaned Securities (Cost $1,898)		1,898

Shares
Investment Company (8.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $5,574)	5,573,758	5,574

Total Short-Term Investments (Cost $7,472)	7,472
Total Investments (105.9%) (Cost $65,418) Including $1,933 of Securities Loaned (e)(f)	73,042
Liabilities in Excess of Other Assets (-5.9%)	(4,041)
Net Assets (100.0%)	$69,001

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)		Non-income producing security.
(b)		Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2017 were approximately $1,933,000 and $2,027,000, respectively. The Portfolio received cash collateral of approximately $2,027,000, of which approximately $1,898,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2017, there was uninvested cash collateral of approximately $129,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Funds.

(e)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(f)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,793,000 and the aggregate gross unrealized depreciation is approximately $169,000 resulting in net unrealized appreciation of approximately $7,624,000.

@		Value is less than $500.
ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	28.8%
Textiles, Apparel & Luxury Goods	13.5
Beverages	10.0
Food Products	9.7
Short-Term Investment	7.8
Information Technology Services	6.8
Diversified Consumer Services	6.8
Internet Software & Services	6.0
Road & Rail	5.5
Internet & Direct Marketing Retail	5.1
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2017.

**          Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (98.0%)
Canada (2.9%)
Barrick Gold Corp.	4,966,610	$94,339
Turquoise Hill Resources Ltd. (a)	7,492,875	22,875
		117,214
China (2.9%)
China Petroleum & Chemical Corp. H Shares (b)	36,714,000	29,763
Tencent Holdings Ltd. (b)	3,057,300	87,649
		117,412
France (14.2%)
AXA SA	1,746,901	45,201
L’Oreal SA	873,666	167,905
Pernod Ricard SA	1,135,850	134,380
Publicis Groupe SA	545,313	38,110
Safran SA	557,718	41,666
Sanofi	1,209,471	109,182
Total SA	873,746	44,196
		580,640
Germany (7.3%)
BASF SE	272,278	26,990
Bayer AG (Registered)	1,025,859	118,248
Continental AG	196,807	43,146
SAP SE	1,140,562	111,917
		300,301
Hong Kong (1.5%)
AIA Group Ltd.	10,019,800	63,176

Ireland (1.3%)
Bank of Ireland (a)	90,675,131	22,732
CRH PLC	883,601	31,173
		53,905
Japan (15.8%)
FANUC Corp.	420,000	86,090
Hitachi Ltd.	6,813,000	36,871
Japan Tobacco, Inc.	1,035,700	33,658
Keyence Corp.	133,200	53,337
Komatsu Ltd.	1,262,200	32,896
Mitsubishi Estate Co., Ltd.	1,242,000	22,647
MS&AD Insurance Group Holdings, Inc.	593,700	18,878
NGK Spark Plug Co., Ltd.	2,072,200	47,352
Nitto Denko Corp.	700,000	54,086
Shiseido Co., Ltd.	2,989,600	78,681
Sompo Holdings, Inc.	1,275,900	46,747
Sumitomo Mitsui Financial Group, Inc.	1,587,151	57,666
Sumitomo Mitsui Trust Holdings, Inc.	133,499	4,629
Toyota Motor Corp.	935,300	50,760
USS Co., Ltd.	1,326,900	22,121
		646,419
Korea, Republic of (1.7%)
LG Household & Health Care Ltd.	54,513	39,533
NCSoft Corp.	104,646	28,541
		68,074

Netherlands (8.5%)
Heineken N.V.	971,096	82,670
RELX N.V.	3,705,305	68,621
Unilever N.V. CVA	3,963,685	196,919
		348,210
Portugal (0.6%)
Galp Energia SGPS SA	1,661,363	25,211

Sweden (1.1%)
Nordea Bank AB	4,012,484	45,809

Switzerland (11.2%)
LafargeHolcim Ltd. (Registered) (a)	422,856	24,992
Nestle SA (Registered)	1,317,000	101,045
Novartis AG (Registered)	2,058,811	152,820
Roche Holding AG (Genusschein)	493,195	125,951
Swisscom AG (Registered) (c)	58,179	26,840
Zurich Insurance Group AG	95,804	25,576
		457,224
United Kingdom (28.7%)
Admiral Group PLC	914,213	22,782
Aviva PLC	7,786,420	51,900
British American Tobacco PLC	3,041,584	201,972
BT Group PLC	12,870,848	51,313
Bunzl PLC	2,568,639	74,663
Experian PLC	2,950,590	60,184
GlaxoSmithKline PLC	7,927,831	164,835
Imperial Brands PLC	768,408	37,229
Man Group PLC	17,159,466	31,668
Meggitt PLC	6,336,252	35,351
Prudential PLC	4,795,767	101,305
Reckitt Benckiser Group PLC	2,081,194	189,985
RELX PLC	3,218,366	63,065
Travis Perkins PLC	817,319	15,504
Wolseley PLC	1,127,818	70,935
		1,172,691
United States (0.3%)
AAC Technologies Holdings, Inc. (b)	879,064	10,288
Total Common Stocks (Cost $3,148,223)		4,006,574

Short-Term Investments (1.3%)
Securities held as Collateral on Loaned Securities (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	482,186	482

	Face Amount (000)	Value (000)
Repurchase Agreements (0.0%)
Barclays Capital, Inc., (0.78%, dated 3/31/17, due 4/3/17; proceeds $44; fully collateralized by U.S. Government obligations; 1.00% - 1.50% due 12/15/17 - 3/31/23; valued at $45)	$44	44
Merrill Lynch & Co., Inc., (0.83%, dated 3/31/17, due 4/3/17; proceeds $26; fully collateralized by a U.S. Government agency security; 3.50% due 2/20/47; valued at $26)	26	26
		70
Total Securities held as Collateral on Loaned Securities (Cost $552)		552

	Shares	Value (000)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $53,819)	53,819,363	53,819
Total Short-Term Investments (Cost $54,371)		54,371
Total Investments (99.3%) (Cost $3,202,594) Including $26,435 of Securities Loaned (e)(f)(g)		4,060,945
Other Assets in Excess of Liabilities (0.7%)		27,477
Net Assets (100.0%)		$4,088,422

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2017 were approximately $26,435,000 and $27,532,000, respectively. The Portfolio received cash collateral of approximately $589,000, of which approximately $552,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2017, there was uninvested cash collateral of approximately $37,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $26,943,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $27,000 relating to the Portfolio’s investment in the Liquidity Funds.

(e)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(f)	Securities are available for collateral in connection with an open foreign currency forward exchange contract.
(g)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $947,552,000 and the aggregate gross unrealized depreciation is approximately $89,201,000 resulting in net unrealized appreciation of approximately $858,351,000.

CVA	Certificaten Van Aandelen.

Foreign Currency Forward Exchange Contract:

The Portfolio had the following foreign currency forward exchange contract open at March 31, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)

Commonwealth Bank of Australia	JPY	23,042,000	$207,662	4/28/17	$516

JPY      —      Japanese Yen

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	50.3%
Pharmaceuticals	16.5
Personal Products	11.9
Insurance	9.3
Tobacco	6.7
Beverages	5.3
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2017.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open foreign currency forward exchange contract with unrealized appreciation of approximately $516,000.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (87.5%)
Argentina (1.7%)
Globant SA (a)	47,371	$1,724

Belgium (1.8%)
Anheuser-Busch InBev N.V.	16,525	1,814

Canada (1.3%)
Brookfield Asset Management, Inc., Class A	36,443	1,329

China (23.9%)
Alibaba Group Holding Ltd. ADR (a)	14,538	1,568
China Lodging Group Ltd. ADR (a)	15,951	990
China Resources Beer Holdings Company Ltd. (a)(b)	1,154,666	2,627
Foshan Haitian Flavouring & Food Co., Ltd., Class A	365,300	1,845
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	254,299	1,177
Jiangsu Hengrui Medicine Co., Ltd., Class A	278,838	2,198
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	13,899	176
Suofeiya Home Collection Co. Ltd., Class A	132,086	1,320
TAL Education Group ADR (a)	80,667	8,597
Tencent Holdings Ltd. (b)	136,800	3,922
		24,420
Denmark (5.1%)
DSV A/S	101,677	5,263

France (7.6%)
Christian Dior SE	14,710	3,418
Hermes International	9,248	4,381
		7,799
Germany (1.7%)
Adidas AG	9,068	1,725

Hong Kong (1.6%)
AIA Group Ltd.	260,600	1,643

India (3.1%)
HDFC Bank Ltd.	141,547	3,202

Japan (6.5%)
Calbee, Inc. (c)	84,500	2,880
Keyence Corp.	4,700	1,882
Nihon M&A Center, Inc.	58,400	1,899
		6,661
Korea, Republic of (2.0%)
Amorepacific Corp.	2,250	565
Loen Entertainment, Inc.	18,256	1,469
		2,034
Netherlands (4.4%)
Priceline Group, Inc. (The) (a)	2,552	4,543

South Africa (2.7%)
Naspers Ltd., Class N	15,686	2,707

Sweden (1.3%)
Vitrolife AB	28,117	1,346

Switzerland (1.3%)
Nestle SA (Registered)	16,611	1,274

United Kingdom (12.3%)
Burberry Group PLC	120,290	2,598
Fevertree Drinks PLC	180,496	3,404
Hargreaves Lansdown PLC	98,308	1,602
Just Eat PLC (a)	258,047	1,830
Reckitt Benckiser Group PLC	34,024	3,106
		12,540
United States (9.2%)
EPAM Systems, Inc. (a)	76,243	5,758
Luxoft Holding, Inc. (a)	59,134	3,699
		9,457
Total Common Stocks (Cost $73,563)		89,481
Participation Notes (3.8%)
China (3.8%)
Jiangsu Yanghe Brewery, Class A, Equity Linked Notes, expires 1/10/18 (a)	151,200	1,917
Suofeiya Home Collection Co., Ltd., Equity Linked Notes, expires 4/25/17 (a)	200,900	2,009
Total Participation Notes (Cost $3,302)		3,926

	Notional Amount (000)	Value (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY May 2017 @ CNY 7.90, Royal Bank of Scotland (Cost $38)	9,421	—	@

Shares
Short-Term Investments (10.8%)
Securities held as Collateral on Loaned Securities (2.4%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	2,144,861	2,145

Face Amount (000)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., (0.78%, dated 3/31/17, due 4/3/17; proceeds $197; fully collateralized by U.S. Government obligations; 1.00% - 1.50% due 12/15/17 - 3/31/23; valued at $200)	$197	197

Merrill Lynch & Co., Inc., (0.83%, dated 3/31/17, due 4/3/17; proceeds $113; fully collateralized by a U.S. Government agency security; 3.50% due 2/20/47; valued at $115)	113	113
		310
Total Securities held as Collateral on Loaned Securities (Cost $2,455)		2,455

	Shares	Value (000)
Investment Company (8.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $8,552)	8,552,108	8,552
Total Short-Term Investments (Cost $11,007)		11,007
Total Investments (102.1%) (Cost $87,910) Including $2,499 of Securities Loaned (e)(f)		104,414
Liabilities in Excess of Other Assets (-2.1%)		(2,101)
Net Assets (100.0%)		$102,313

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)		Non-income producing security.
(b)		Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2017 were approximately $2,499,000 and $2,620,000, respectively. The Portfolio received cash collateral of approximately $2,620,000, of which approximately $2,455,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2017, there was uninvested cash collateral of approximately $165,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Funds.

(e)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(f)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $17,475,000 and the aggregate gross unrealized depreciation is approximately $971,000 resulting in net unrealized appreciation of approximately $16,504,000.

@		Value is less than $500.
ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	35.9%
Textiles, Apparel & Luxury Goods	11.9
Information Technology Services	9.3
Diversified Consumer Services	8.4
Short-Term Investment	8.4
Beverages	7.9
Internet Software & Services	7.2
Food Products	5.9
Road & Rail	5.1
Total Investments	100.0%

*                           Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2017.

**                    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (98.4%)
Australia (11.8%)
Dexus Property Group REIT	39,780	$297
Goodman Group REIT	125,327	741
GPT Group REIT	146,064	575
Investa Office Fund REIT	35,319	128
Mirvac Group REIT	159,036	266
Scentre Group REIT	348,113	1,141
Stockland REIT	117,561	417
Vicinity Centres REIT	135,593	293
Westfield Corp. REIT	149,075	1,011
		4,869
Austria (0.6%)
Atrium European Real Estate Ltd.	24,404	99
BUWOG AG (a)	6,330	159
		258
China (0.5%)
China Overseas Land & Investment Ltd. (b)	28,000	80
China Resources Land Ltd. (b)	4,000	11
Global Logistic Properties Ltd.	46,800	93
		184
Finland (0.6%)
Citycon Oyj	107,771	256
Sponda Oyj	531	2
		258
France (8.7%)
Fonciere Des Regions REIT	2,257	189
Gecina SA REIT	4,519	613
ICADE REIT	5,550	407
Klepierre REIT	17,303	673
Mercialys SA REIT	9,335	174
Unibail-Rodamco SE REIT	6,531	1,526
		3,582
Germany (4.0%)
ADO Properties SA (c)	3,971	142
Deutsche Wohnen AG	16,546	545
LEG Immobilien AG (a)	1,593	131
Vonovia SE	23,988	845
		1,663
Hong Kong (25.6%)
Champion REIT	95,000	58
Cheung Kong Property Holdings Ltd.	193,500	1,304
Hang Lung Properties Ltd.	15,000	39
Henderson Land Development Co., Ltd.	69,193	429
Hongkong Land Holdings Ltd.	268,000	2,061
Hysan Development Co., Ltd.	198,836	902
Link REIT	166,895	1,169
New World Development Co., Ltd.	389,748	479
Sino Land Co., Ltd.	28,945	51
Sun Hung Kai Properties Ltd.	154,456	2,270

Swire Properties Ltd.	378,100	1,211
Wharf Holdings Ltd. (The)	72,117	619
		10,592
Ireland (1.7%)
Green REIT PLC	218,423	317
Hibernia REIT PLC	277,476	368
		685
Italy (0.0%)
Beni Stabili SpA REIT	22,657	14

Japan (23.9%)
Activia Properties, Inc. REIT	69	329
Advance Residence Investment Corp. REIT	106	290
Daiwa Office Investment Corp. REIT	20	102
GLP J-REIT	205	237
Hulic Co., Ltd.	5,900	56
Invincible Investment Corp. REIT	930	374
Japan Hotel REIT Investment Corp. REIT	146	101
Japan Real Estate Investment Corp. REIT	95	504
Japan Retail Fund Investment Corp. REIT	169	332
Kenedix Office Investment Corp. REIT	16	94
Mitsubishi Estate Co., Ltd.	117,000	2,133
Mitsui Fudosan Co., Ltd.	95,000	2,026
Mori Hills Investment Corp. REIT	82	110
Mori Trust Sogo Reit, Inc. REIT	125	193
Nippon Building Fund, Inc. REIT	119	651
Nippon Prologis, Inc. REIT	134	290
Nomura Real Estate Master Fund, Inc. REIT	370	574
Orix, Inc. J-REIT	120	190
Sumitomo Realty & Development Co., Ltd.	35,000	907
United Urban Investment Corp. REIT	253	389
		9,882
Malta (0.2%)
BGP Holdings PLC (a)(d)(e)	4,769,371	71

Netherlands (1.6%)
Eurocommercial Properties N.V. CVA REIT	13,327	478
Vastned Retail N.V. REIT	1,260	48
Wereldhave N.V. REIT	2,923	129
		655
Norway (1.0%)
Entra ASA (c)	33,821	369
Norwegian Property ASA	49,340	58
		427
Singapore (1.9%)
Ascendas Real Estate Investment Trust REIT	90,500	163
CapitaLand Commercial Trust Ltd. REIT	117,300	129
CapitaLand Ltd.	38,600	100
CapitaLand Mall Trust REIT	128,400	181
EC World Real Estate Investment Trust Unit	77,600	42
Mapletree Commercial Trust REIT	40,800	45
Suntec REIT	30,300	39

UOL Group Ltd.	16,922	84
		783
Spain (1.4%)
Hispania Activos Inmobiliarios SAU REIT	9,563	138
Inmobiliaria Colonial SA	24,542	183
Merlin Properties Socimi SA REIT	23,769	266
		587
Sweden (1.6%)
Atrium Ljungberg AB, Class B	9,424	143
Castellum AB	17,395	231
Hufvudstaden AB, Class A	18,986	281
Wihlborgs Fastigheter AB	783	15
		670
Switzerland (1.6%)
PSP Swiss Property AG (Registered)	6,315	575
Swiss Prime Site AG (Registered) (a)	764	67
		642
United Kingdom (11.7%)
British Land Co., PLC REIT	113,389	867
Capital & Regional PLC REIT	99,027	69
Derwent London PLC REIT	16,630	586
Great Portland Estates PLC REIT	61,751	504
Hammerson PLC REIT	57,243	409
Intu Properties PLC REIT	46,638	163
Kennedy Wilson Europe Real Estate PLC	10,643	126
Land Securities Group PLC REIT	92,058	1,221
LXB Retail Properties PLC (a)	168,042	85
Segro PLC REIT	37,382	214
St. Modwen Properties PLC	57,405	234
Unite Group PLC	7,193	57
Urban & Civic PLC	82,106	245
Workspace Group PLC REIT	5,787	57
		4,837
Total Common Stocks (Cost $37,885)		40,659

Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $476)	476,191	476
Total Investments (99.6%) (Cost $38,361) (g)(h)		41,135
Other Assets in Excess of Liabilities (0.4%)		176
Net Assets (100.0%)		$41,311

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

At March 31, 2017, the Portfolio held a fair valued security valued at approximately $71,000, representing 0.2% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)	Security has been deemed illiquid at March 31, 2017.
(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(h)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,549,000 and the aggregate gross unrealized depreciation is approximately $1,775,000 resulting in net unrealized appreciation of approximately $2,774,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	52.5%
Retail	20.0
Office	15.3
Other*	6.5
Residential	5.7
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (95.3%)
Aerospace & Defense (6.6%)
TransDigm Group, Inc.	8,841	$1,946
United Technologies Corp.	36,164	4,058
		6,004
Automobiles (1.6%)
Harley-Davidson, Inc.	23,590	1,427

Capital Markets (7.2%)
MSCI, Inc.	25,962	2,524
S&P Global, Inc.	31,438	4,110
		6,634
Chemicals (1.0%)
Sherwin-Williams Co. (The)	2,855	886

Construction Materials (0.9%)
Martin Marietta Materials, Inc.	3,868	844

Diversified Financial Services (4.5%)
Berkshire Hathaway, Inc., Class B (a)	24,855	4,143

Health Care Equipment & Supplies (1.5%)
Danaher Corp.	16,226	1,388

Hotels, Restaurants & Leisure (7.7%)
Dunkin’ Brands Group, Inc.	23,640	1,293
Marriott International, Inc., Class A	26,009	2,449
Starbucks Corp.	57,434	3,354
		7,096
Information Technology Services (7.5%)
Mastercard, Inc., Class A	37,674	4,237
Visa, Inc., Class A	29,919	2,659
		6,896
Internet & Direct Marketing Retail (11.8%)
Amazon.com, Inc. (a)	9,533	8,451
Priceline Group, Inc. (The) (Netherlands) (a)	1,324	2,357
		10,808
Internet Software & Services (17.2%)
Alphabet, Inc., Class C (a)	7,057	5,854
Facebook, Inc., Class A (a)	58,115	8,255
Twitter, Inc. (a)	111,031	1,660
		15,769
Machinery (1.1%)
Fortive Corp.	16,216	977

Media (1.1%)
Walt Disney Co. (The)	8,872	1,006

Multi-Line Retail (1.4%)
Dollar Tree, Inc. (a)	16,560	1,299

Oil, Gas & Consumable Fuels (0.9%)
Phillips 66	10,267	813

Pharmaceuticals (2.6%)
Zoetis, Inc.	43,785	2,337

Professional Services (5.0%)
IHS Markit Ltd. (a)	56,452	2,368
Verisk Analytics, Inc. (a)	27,336	2,218
		4,586
Software (7.0%)
Salesforce.com, Inc. (a)	39,052	3,221
Workday, Inc., Class A (a)	38,299	3,190
		6,411
Specialty Retail (5.8%)
Home Depot, Inc.	9,930	1,458
Tiffany & Co.	16,461	1,569
TJX Cos., Inc. (The)	29,104	2,301
		5,328
Textiles, Apparel & Luxury Goods (2.9%)
Christian Dior SE (France)	11,368	2,641
Total Common Stocks (Cost $69,644)		87,293

	Notional Amount (000)	Value (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY May 2017 @ CNY 7.90, Royal Bank of Scotland (Cost $44)	10,775	—	@

	Shares
Short-Term Investment (4.7%)
Investment Company (4.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $4,293)	4,292,772	4,293
Total Investments (100.0%) (Cost $73,981) (c)(d)		91,586
Other Assets in Excess of Liabilities (0.0%)		3
Net Assets (100.0%)		$91,589

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(d)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $18,976,000 and the aggregate gross unrealized depreciation is approximately $1,371,000 resulting in net unrealized appreciation of approximately $17,605,000.

@		Value is less than $500.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	24.1%
Internet Software & Services	17.2
Internet & Direct Marketing Retail	11.8
Hotels, Restaurants & Leisure	7.8
Information Technology Services	7.5
Capital Markets	7.2
Software	7.0
Aerospace & Defense	6.6
Specialty Retail	5.8
Professional Services	5.0
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (93.1%)
Automobiles (6.3%)
Tesla, Inc. (a)(b)	762,213	$212,124

Biotechnology (0.6%)
Alnylam Pharmaceuticals, Inc. (a)	164,600	8,436
Intrexon Corp. (a)(b)	399,616	7,921
Juno Therapeutics, Inc. (a)(b)	210,243	4,665
		21,022
Capital Markets (3.5%)
S&P Global, Inc.	894,297	116,920

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B (a)	272,747	45,462

Health Care Equipment & Supplies (6.3%)
DexCom, Inc. (a)	630,276	53,403
Intuitive Surgical, Inc. (a)	207,012	158,669
		212,072
Health Care Technology (5.7%)
athenahealth, Inc. (a)	939,911	105,919
Veeva Systems, Inc., Class A (a)	1,647,203	84,468
		190,387
Hotels, Restaurants & Leisure (2.6%)
Starbucks Corp.	1,517,675	88,617

Information Technology Services (7.7%)
Mastercard, Inc., Class A	1,409,439	158,519
Visa, Inc., Class A	1,145,760	101,824
		260,343
Internet & Direct Marketing Retail (13.9%)
Amazon.com, Inc. (a)	348,509	308,968
Netflix, Inc. (a)	244,727	36,173
Priceline Group, Inc. (The) (Netherlands) (a)	69,408	123,544
		468,685
Internet Software & Services (20.2%)
Alibaba Group Holding Ltd. ADR (China) (a)	493,944	53,262
Alphabet, Inc., Class C (a)	254,275	210,936
Facebook, Inc., Class A (a)	2,124,611	301,801
Tencent Holdings Ltd. (China) (c)	1,770,100	50,747
Twitter, Inc. (a)	4,133,868	61,801
		678,547
Life Sciences Tools & Services (5.9%)
Illumina, Inc. (a)	1,161,332	198,170

Semiconductors & Semiconductor Equipment (3.5%)
NVIDIA Corp.	1,072,876	116,868

Software (15.5%)
Activision Blizzard, Inc.	728,249	36,311

Mobileye N.V. (a)	411,163	25,245
Salesforce.com, Inc. (a)	1,915,306	157,994
ServiceNow, Inc. (a)	572,890	50,111
Snap, Inc., Class A (a)(b)	674,273	15,191
Splunk, Inc. (a)	780,260	48,602
Workday, Inc., Class A (a)	2,270,839	189,115
		522,569
Total Common Stocks (Cost $1,685,062)		3,131,786

Preferred Stocks (4.3%)
Electronic Equipment, Instruments & Components (0.6%)
Magic Leap Series C (a)(d)(e)(f) (acquisition cost - $18,812; acquired 12/22/15)	816,725	18,278

Internet & Direct Marketing Retail (3.6%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost - $20,638; acquired 4/16/14)	506,928	53,273
Flipkart Online Services Pvt Ltd. Series F (a)(d)(e)(f) (acquisition cost - $15,000; acquired 8/18/14)	207,900	14,711
Uber Technologies Series G (a)(d)(e)(f) (acquisition cost - $54,173; acquired 12/3/15)	1,110,729	54,173
		122,157
Internet Software & Services (0.1%)
Dropbox, Inc. Series C (a)(d)(e)(f) (acquisition cost - $7,182; acquired 1/30/14)	375,979	3,245
Total Preferred Stocks (Cost $115,805)		143,680

	Notional Amount (000)	Value (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY May 2017 @ CNY 7.90, Royal Bank of Scotland (Cost $1,674)	409,039	4

	Shares
Short-Term Investments (5.9%)
Securities held as Collateral on Loaned Securities (5.9%)
Investment Company (5.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	172,552,095	172,552

	Face Amount (000)
Repurchase Agreements (0.8%)
Barclays Capital, Inc., (0.78%, dated 3/31/17, due 4/3/17; proceeds $15,810; fully collateralized by U.S. Government obligations; 1.00% - 1.50% due 12/15/17 - 3/31/23; valued at $16,127)	$15,810	15,810

Merrill Lynch & Co., Inc., (0.83%, dated 3/31/17, due 4/3/17; proceeds $9,103; fully collateralized by a U.S. Government agency security; 3.50% due 2/20/47; valued at $9,285)	9,103	9,103
		24,913
Total Short-Term Investments (Cost $197,465)		197,465
Total Investments (103.3%) (Cost $2,000,006) Including $212,930 of Securities Loaned (h)(i)		3,472,935
Liabilities in Excess of Other Assets (-3.3%)		(111,710)
Net Assets (100.0%)		$3,361,225

(a)		Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2017 were approximately $212,930,000 and $216,775,000, respectively. The Portfolio received cash collateral of approximately $210,815,000, of which approximately $197,465,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2017, there was uninvested cash collateral of approximately $13,350,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $5,960,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)		Security trades on the Hong Kong exchange.
(d)		Security has been deemed illiquid at March 31, 2017.
(e)

At March 31, 2017, the Portfolio held fair valued securities valued at approximately $143,680,000, representing 4.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2017, amounts to approximately $143,680,000 and represents 4.3% of net assets.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $25,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(i)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,595,127,000 and the aggregate gross unrealized depreciation is approximately $122,198,000 resulting in net unrealized appreciation of approximately $1,472,929,000.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Internet Software & Services	20.8%
Internet & Direct Marketing Retail	18.0
Software	16.0
Other**	12.4
Information Technology Services	7.9
Automobiles	6.5
Health Care Equipment & Supplies	6.5
Life Sciences Tools & Services	6.1
Health Care Technology	5.8
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2017.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Insight Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (83.5%)
Aerospace & Defense (7.1%)
BWX Technologies, Inc.	15,574	$741
United Technologies Corp.	17,179	1,928
		2,669
Automobiles (4.7%)
Harley-Davidson, Inc.	29,042	1,757

Beverages (0.0%)
Big Rock Brewery, Inc. (Canada) (a)	1,928	9

Biotechnology (4.4%)
Biogen, Inc. (a)	2,304	630
Bioverativ, Inc. (a)	18,940	1,032
		1,662
Capital Markets (0.7%)
Donnelley Financial Solutions, Inc. (a)	13,499	260

Chemicals (2.1%)
Mosaic Co. (The)	27,186	793

Commercial Services & Supplies (2.1%)
Copart, Inc. (a)	12,762	790

Diversified Financial Services (5.9%)
Berkshire Hathaway, Inc., Class B (a)	3,583	597
Leucadia National Corp.	61,868	1,609
		2,206
Energy Equipment & Services (1.1%)
Dril-Quip, Inc. (a)	7,369	402

Food Products (1.1%)
Lamb Weston Holdings, Inc.	10,079	424

Health Care Equipment & Supplies (2.2%)
Intuitive Surgical, Inc. (a)	1,067	818

Health Care Technology (0.1%)
Castlight Health, Inc., Class B (a)	6,630	24

Hotels, Restaurants & Leisure (3.4%)
BJ’s Restaurants, Inc. (a)	9,040	365
Bojangles’, Inc. (a)	9,927	204
El Pollo Loco Holdings, Inc. (a)	15,262	182
Fiesta Restaurant Group, Inc. (a)	17,335	420
Habit Restaurants, Inc. (The) (a)	3,592	64
Papa Murphy’s Holdings, Inc. (a)(b)	2,979	14
Wingstop, Inc.	709	20
		1,269
Industrial Conglomerates (1.8%)
Koninklijke Philips N.V. (Netherlands)	20,435	656

Insurance (4.1%)
Progressive Corp. (The)	38,729	1,518

Internet Software & Services (2.5%)
Criteo SA ADR (France) (a)	16,137	806
Twitter, Inc. (a)	8,341	125
		931
Leisure Products (0.9%)
Vista Outdoor, Inc. (a)	16,940	349

Machinery (16.3%)
Deere & Co.	7,307	796
Joy Global, Inc.	52,854	1,493
Manitowoc Co., Inc. (The) (a)	28,322	161
Terex Corp.	44,998	1,413
Welbilt, Inc. (a)	113,853	2,235
		6,098
Media (7.4%)
News Corp., Class A	29,128	378
Time Warner, Inc.	24,580	2,402
		2,780
Metals & Mining (0.8%)
Dominion Diamond Corp. (Canada)	23,216	293

Pharmaceuticals (5.7%)
Novo Nordisk A/S Series B (Denmark)	61,596	2,116

Specialty Retail (0.3%)
Container Store Group, Inc. (The) (a)	27,889	118

Tech Hardware, Storage & Peripherals (2.0%)
Hewlett Packard Enterprise Co.	31,490	746

Trading Companies & Distributors (2.9%)
Fastenal Co.	21,250	1,094

Transportation Infrastructure (3.9%)
BBA Aviation PLC (United Kingdom)	383,446	1,463
Total Common Stocks (Cost $28,789)		31,245

Short-Term Investments (17.8%)
Securities held as Collateral on Loaned Securities (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	3,386	3

	Face Amount (000)	Value (000)
Repurchase Agreements (0.0%)
Barclays Capital, Inc., (0.78%, dated 3/31/17, due 4/3/17; proceeds $1; fully collateralized by U.S. Government obligations; 1.00% - 1.50% due 12/15/17 - 3/31/23; valued at $1)	$1	1

Merrill Lynch & Co., Inc., (0.83%, dated 3/31/17, due 4/3/17; proceeds $-@; fully collateralized by a U.S. Government agency security; 3.50% due 2/20/47; valued at $-@)	—	@	—	@
			1
Total Securities held as Collateral on Loaned Securities (Cost $4)			4

	Shares		Value (000)
Investment Company (17.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $6,640)	6,639,872		6,640
Total Short-Term Investments (Cost $6,644)			6,644
Total Investments (101.3%) (Cost $35,433) Including $4 of Securities Loaned (d)(e)			37,889
Liabilities in Excess of Other Assets (-1.3%)			(468)
Net Assets (100.0%)			$37,421

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2017 was approximately $4,000. The Portfolio received cash collateral of approximately $4,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2017, there was uninvested cash collateral of less than $500, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Funds.

(d)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(e)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,942,000 and the aggregate gross unrealized depreciation is approximately $486,000 resulting in net unrealized appreciation of approximately $2,456,000.

@	Value is less than $500.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	40.6%
Short-Term Investment	17.5
Machinery	16.1
Media	7.3
Aerospace & Defense	7.1
Diversified Financial Services	5.8
Pharmaceuticals	5.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2017.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (84.3%)
Aerospace & Defense (1.3%)
BWX Technologies, Inc.	149,863	$7,134

Biotechnology (1.5%)
Agios Pharmaceuticals, Inc. (a)	22,401	1,308
Alnylam Pharmaceuticals, Inc. (a)	17,598	902
Bellicum Pharmaceuticals, Inc. (a)	99,634	1,230
Editas Medicine, Inc. (a)(b)	61,253	1,367
Intellia Therapeutics, Inc. (a)(b)	74,262	1,046
Intrexon Corp. (a)(b)	65,586	1,300
Juno Therapeutics, Inc. (a)(b)	23,991	532
		7,685
Capital Markets (0.8%)
WisdomTree Investments, Inc. (b)	441,633	4,010

Consumer Finance (0.8%)
LendingClub Corp. (a)	770,802	4,232

Health Care Equipment & Supplies (1.5%)
Penumbra, Inc. (a)	92,912	7,754

Health Care Providers & Services (2.9%)
HealthEquity, Inc. (a)	364,296	15,464

Health Care Technology (14.4%)
athenahealth, Inc. (a)	229,033	25,810
Castlight Health, Inc., Class B (a)(b)	627,518	2,291
Cotiviti Holdings, Inc. (a)	627,874	26,138
Veeva Systems, Inc., Class A (a)	431,164	22,110
		76,349
Hotels, Restaurants & Leisure (13.4%)
BJ’s Restaurants, Inc. (a)	114,699	4,634
Fiesta Restaurant Group, Inc. (a)	441,171	10,676
Habit Restaurants, Inc. (The) (a)	729,091	12,905
Shake Shack, Inc., Class A (a)(b)	995,353	33,245
Zoe’s Kitchen, Inc. (a)(b)	530,137	9,807
		71,267
Internet & Direct Marketing Retail (2.5%)
Etsy, Inc. (a)	316,792	3,367
MakeMyTrip Ltd. (India) (a)	161,765	5,597
Wayfair, Inc., Class A (a)(b)	109,010	4,414
		13,378
Internet Software & Services (18.1%)
Benefitfocus, Inc. (a)	115,272	3,222
Coupa Software, Inc. (a)(b)	298,374	7,579
Criteo SA ADR (France) (a)	346,019	17,297
GrubHub, Inc. (a)	587,992	19,339
MuleSoft, Inc., Class A (a)(b)	239,790	5,834
New Relic, Inc. (a)	136,016	5,042
Shutterstock, Inc. (a)	205,491	8,497
Yelp, Inc. (a)	453,756	14,861

Zillow Group, Inc., Class C (a)(b)	430,715	14,502
		96,173
Machinery (5.1%)
Welbilt, Inc. (a)	1,367,977	26,853

Professional Services (7.6%)
Advisory Board Co. (The) (a)	626,295	29,311
WageWorks, Inc. (a)	150,553	10,885
		40,196
Software (10.2%)
Ellie Mae, Inc. (a)	189,675	19,019
Guidewire Software, Inc. (a)	298,149	16,795
HubSpot, Inc. (a)	83,972	5,084
Xero Ltd. (Australia) (a)	154,149	2,138
Zendesk, Inc. (a)	398,670	11,179
		54,215
Specialty Retail (4.2%)
Five Below, Inc. (a)	508,425	22,020
Total Common Stocks (Cost $391,129)		446,730

Preferred Stocks (4.9%)
Health Care Technology (1.0%)
Grand Rounds, Inc. Series B (a)(c)(d)(e) (acquisition cost - $3,362; acquired 7/3/14)	3,269,139	5,492

Internet Software & Services (0.6%)
Doximity, Inc. Series C (a)(c)(d)(e) (acquisition cost - $3,834; acquired 4/10/14)	795,247	3,038

Software (3.3%)
DOMO, Inc. (a)(c)(d)(e) (acquisition cost - $10,559; acquired 1/31/14 - 2/7/14)	2,554,715	13,719
Lookout, Inc. Series F (a)(c)(d)(e) (acquisition cost - $13,476; acquired 6/17/14)	1,179,743	3,610
		17,329
Tobacco (0.0%)
NJOY, Inc. Series D (a)(c)(d)(e) (acquisition cost - $6,363; acquired 2/14/14)	375,918	—
Total Preferred Stocks (Cost $37,594)		25,859

	Notional Amount (000)	Value (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY May 2017 @ CNY 7.90, Royal Bank of Scotland (Cost $460)	112,397	1

	Shares	Value (000)
Short-Term Investments (16.6%)
Securities held as Collateral on Loaned Securities (11.1%)
Investment Company (9.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	51,315,197	51,315

	Face Amount (000)
Repurchase Agreements (1.4%)
Barclays Capital, Inc., (0.78%, dated 3/31/17, due 4/3/17; proceeds $4,702; fully collateralized by U.S. Government obligations; 1.00% - 1.50% due 12/15/17 - 3/31/23; valued at $4,796)	$4,702	4,702
Merrill Lynch & Co., Inc., (0.83%, dated 3/31/17, due 4/3/17; proceeds $2,707; fully collateralized by a U.S. Government agency security; 3.50% due 2/20/47; valued at $2,761)	2,707	2,707
		7,409
Total Securities held as Collateral on Loaned Securities (Cost $58,724)		58,724

	Shares
Investment Company (5.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $29,256)	29,256,036	29,256
Total Short-Term Investments (Cost $87,980)		87,980
Total Investments (105.8%) (Cost $517,163) Including $64,088 of Securities Loaned (g)(h)		560,570
Liabilities in Excess of Other Assets (-5.8%)		(30,603)
Net Assets (100.0%)		$529,967

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2017 were approximately $64,088,000 and $65,197,000, respectively. The Portfolio received cash collateral of approximately $62,694,000, of which approximately $58,724,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2017, there was uninvested cash collateral of approximately $3,970,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $2,503,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

At March 31, 2017, the Portfolio held fair valued securities valued at approximately $25,859,000, representing 4.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security has been deemed illiquid at March 31, 2017.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2017, amounts to approximately $25,859,000 and represents 4.9% of net assets.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $12,000 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(h)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $74,497,000 and the aggregate gross unrealized depreciation is approximately $31,090,000 resulting in net unrealized appreciation of approximately $43,407,000.

ADR	American Depositary Receipt.
CNY	Chinese Yuan Renminbi
USD	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Internet Software & Services	19.8%
Health Care Technology	16.3
Other**	16.3
Software	14.3
Hotels, Restaurants & Leisure	14.2
Professional Services	8.0
Short-Term Investment	5.8
Machinery	5.3
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2017.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (98.2%)
Aerospace & Defense (4.3%)
Northrop Grumman Corp.	1,992	$474

Air Freight & Logistics (0.9%)
United Parcel Service, Inc., Class B	934	100

Banks (4.9%)
JPMorgan Chase & Co.	6,115	537

Biotechnology (2.8%)
Amgen, Inc.	1,858	305

Capital Markets (9.0%)
Ameriprise Financial, Inc.	2,579	334
BlackRock, Inc.	296	114
Franklin Resources, Inc.	12,741	537
		985
Consumer Finance (4.2%)
Capital One Financial Corp.	2,280	198
Synchrony Financial	7,705	264
		462
Diversified Telecommunication Services (2.0%)
Verizon Communications, Inc.	4,452	217

Electrical Equipment (1.6%)
Emerson Electric Co.	2,916	174

Energy Equipment & Services (4.6%)
National Oilwell Varco, Inc.	5,562	223
Schlumberger Ltd.	3,644	285
		508
Equity Real Estate Investment Trusts (REITs) (2.2%)
Hudson Pacific Properties, Inc. REIT	7,070	245

Food & Staples Retailing (2.0%)
CVS Health Corp.	2,760	217

Health Care Equipment & Supplies (5.6%)
Danaher Corp.	7,141	611

Health Care Providers & Services (0.5%)
Cigna Corp.	353	52

Hotels, Restaurants & Leisure (4.9%)
Hilton Worldwide Holdings, Inc.	5,036	295
Starbucks Corp.	4,184	244
		539
Household Durables (1.5%)
Newell Brands, Inc.	3,535	167

Information Technology Services (3.5%)
Mastercard, Inc., Class A	3,409	383

Internet & Direct Marketing Retail (5.8%)
Priceline Group, Inc. (The) (Netherlands) (a)	356	634

Internet Software & Services (7.8%)
Alphabet, Inc., Class A (a)	1,006	853

Machinery (4.5%)
Illinois Tool Works, Inc.	3,732	494

Media (5.8%)
Comcast Corp., Class A	16,925	636

Pharmaceuticals (4.3%)
Allergan PLC	1,957	467

Semiconductors & Semiconductor Equipment (6.9%)
Broadcom Ltd.	760	167
QUALCOMM, Inc.	5,533	317
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	8,477	278
		762
Software (2.7%)
VMware, Inc., Class A (a)	3,181	293

Tech Hardware, Storage & Peripherals (5.9%)
Apple, Inc.	4,538	652
Total Common Stocks (Cost $9,816)		10,767

Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $137)	136,973	137
Total Investments (99.5%) (Cost $9,953) (c)(d)		10,904
Other Assets in Excess of Liabilities (0.5%)		53
Net Assets (100.0%)		$10,957

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(d)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,012,000 and the aggregate gross unrealized depreciation is approximately $61,000 resulting in net unrealized appreciation of approximately $951,000.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	48.0%
Capital Markets	9.0
Internet Software & Services	7.8
Semiconductors & Semiconductor Equipment	7.0
Tech Hardware, Storage & Peripherals	6.0
Media	5.8
Internet & Direct Marketing Retail	5.8
Health Care Equipment & Supplies	5.6
Hotels, Restaurants & Leisure	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (99.0%)
Apartments (14.2%)
Apartment Investment & Management Co., Class A REIT	41,708	$1,850
AvalonBay Communities, Inc. REIT	70,773	12,994
Camden Property Trust REIT	278,203	22,384
Equity Residential REIT	711,187	44,250
Essex Property Trust, Inc. REIT	93,980	21,759
Monogram Residential Trust, Inc. REIT	73,610	734
		103,971
Data Centers (2.1%)
Digital Realty Trust, Inc. REIT	58,890	6,266
QTS Realty Trust, Inc., Class A REIT	185,338	9,035
		15,301
Diversified (6.9%)
VEREIT, Inc. REIT	507,320	4,307
Vornado Realty Trust REIT	465,016	46,646
		50,953
Free Standing (2.2%)
National Retail Properties, Inc. REIT	218,901	9,549
Spirit Realty Capital, Inc. REIT	137,720	1,395
STORE Capital Corp. REIT	209,592	5,005
		15,949
Health Care (8.7%)
Healthcare Realty Trust, Inc. REIT	379,722	12,341
MedEquities Realty Trust, Inc. REIT	218,817	2,453
Ventas, Inc. REIT	295,610	19,226
Welltower, Inc. REIT	415,844	29,450
		63,470
Industrial (4.3%)
DCT Industrial Trust, Inc. REIT	108,791	5,235
Duke Realty Corp. REIT	78,665	2,067
Exeter Industrial Value Fund, LP REIT (a)(b)(c)(d)	7,905,000	2,292
Liberty Property Trust REIT	11,227	433
ProLogis, Inc. REIT	315,576	16,372
Rexford Industrial Realty, Inc. REIT	222,956	5,021
		31,420
Lodging/Resorts (8.4%)
Chesapeake Lodging Trust REIT	334,455	8,013
Hilton Worldwide Holdings, Inc.	160,743	9,397
Host Hotels & Resorts, Inc. REIT	1,468,483	27,402
LaSalle Hotel Properties REIT	459,873	13,313
Park Hotels & Resorts, Inc. REIT	8,090	208
Xenia Hotels & Resorts, Inc. REIT	167,416	2,858
		61,191
Manufactured Homes (0.3%)
Equity Lifestyle Properties, Inc. REIT	33,789	2,604

Office (13.6%)
Alexandria Real Estate Equities, Inc. REIT	26,390	2,917
Boston Properties, Inc. REIT	322,035	42,641
BRCP REIT II, LP (a)(b)(c)(d)	8,363,574	2,434
Columbia Property Trust, Inc. REIT	123,362	2,745
Corporate Office Properties Trust REIT	64,284	2,128
Cousins Properties, Inc. REIT	526,025	4,350
Douglas Emmett, Inc. REIT	164,852	6,330
Hudson Pacific Properties, Inc. REIT	266,888	9,245
Kilroy Realty Corp. REIT	92,433	6,662
Mack-Cali Realty Corp. REIT	28,382	765
Paramount Group, Inc. REIT	799,524	12,960
Parkway, Inc. REIT	146,590	2,916
SL Green Realty Corp. REIT	30,600	3,262
		99,355
Regional Malls (20.5%)
CBL & Associates Properties, Inc. REIT	30,325	289
GGP, Inc. REIT	1,418,921	32,891
Macerich Co. (The) REIT	141,740	9,128
Pennsylvania Real Estate Investment Trust REIT	191,409	2,898
Simon Property Group, Inc. REIT	606,947	104,413
		149,619
Self Storage (7.3%)
CubeSmart REIT	130,289	3,382
Life Storage, Inc. REIT	114,015	9,363
Public Storage REIT	184,748	40,443
		53,188
Shopping Centers (8.2%)
Acadia Realty Trust REIT	34,887	1,049
Brixmor Property Group, Inc. REIT	156,620	3,361
Federal Realty Investment Trust REIT	22,609	3,018
Kimco Realty Corp. REIT	83,839	1,852
Regency Centers Corp. REIT	502,385	33,353
Tanger Factory Outlet Centers, Inc. REIT	523,086	17,142
		59,775
Single Family Homes (1.4%)
American Homes 4 Rent, Class A REIT	62,000	1,424
Colony Starwood Homes REIT	255,390	8,670
Invitation Homes, Inc. REIT (a)	9,440	206
		10,300
Specialty (0.9%)
Gaming and Leisure Properties, Inc. REIT	199,563	6,669
Total Common Stocks (Cost $530,588)		723,765

Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $5,495)	5,494,832	5,495

Total Investments (99.8%) (Cost $536,083) (f)(g)	729,260
Other Assets in Excess of Liabilities (0.2%)	1,377
Net Assets (100.0%)	$730,637

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2017.
(c)

Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT II, LP was acquired between 10/06 - 4/11 and has a current cost basis of approximately $4,205,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $245,000. At March 31, 2017, these securities had an aggregate market value of approximately $4,726,000, representing 0.6% of net assets.

(d)

At March 31, 2017, the Portfolio held fair valued securities valued at approximately $4,726,000, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(g)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $199,936,000 and the aggregate gross unrealized depreciation is approximately $6,759,000 resulting in net unrealized appreciation of approximately $193,177,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Regional Malls	20.5%
Apartments	14.3
Office	13.6
Other*	12.0
Health Care	8.7
Lodging/Resorts	8.4
Shopping Centers	8.2
Self Storage	7.3
Diversified	7.0
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (93.4%)
Argentina (9.5%)
Corporate Bonds (5.1%)
IRSA Propiedades Comerciales SA,
8.75%, 3/23/23 (a)		$100	$110
Province of Santa Fe,
6.90%, 11/1/27 (a)		150	142
Provincia de Cordoba,
7.45%, 9/1/24 (a)		170	173
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)		230	231
Provincia del Chaco Argentina,
9.38%, 8/18/24 (a)		240	233
YPF SA,
8.88%, 12/19/18		310	338
			1,227
Sovereign (4.4%)
Aeropuertos Argentina 2000 SA,
6.88%, 2/1/27 (a)		180	186
Argentina Bonar Bonds,
21.19%, 4/3/22 (b)	ARS	3,800	240
22.81%, 10/9/17 (b)		1,440	96
Argentina Treasury Bond,
2.25%, 4/28/20		3,275	239
Argentine Bonos del Tesoro,
18.20%, 10/3/21		1,500	96
Argentine Republic Government International Bond,
5.63%, 1/26/22 (a)		$210	215
			1,072
			2,299
Brazil (8.4%)
Corporate Bonds (3.8%)
Cosan Luxembourg SA,
7.00%, 1/20/27 (a)		240	250
Petrobras Global Finance BV,
6.13%, 1/17/22		66	69
7.38%, 1/17/27		220	233
QGOG Constellation SA,
6.25%, 11/9/19		200	126
Rumo Luxembourg Sarl,
7.38%, 2/9/24 (a)		245	253
			931
Sovereign (4.6%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21	BRL	3,470	1,117
			2,048
Chile (0.9%)
Corporate Bond (0.9%)
Cencosud SA,
4.88%, 1/20/23		$200	208

Colombia (5.7%)
Corporate Bond (2.1%)
Millicom International Cellular SA,
6.00%, 3/15/25	485		499

Sovereign (3.6%)
Colombia Government International Bond,
4.38%, 3/21/23	COP	254,000	81
5.00%, 6/15/45	$266		268
Colombian TES,
7.75%, 9/18/30	COP	230,000	87
10.00%, 7/24/24	847,300		354
11.00%, 7/24/20	210,000		84
			874
			1,373
Dominican Republic (1.4%)
Corporate Bond (0.9%)
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, (Units)
7.95%, 5/11/26 (a)(c)	$200		215

Sovereign (0.5%)
Dominican Republic International Bond,
6.88%, 1/29/26 (a)	100		110
			325
Ecuador (0.9%)
Sovereign (0.9%)
Ecuador Government International Bond,
10.75%, 3/28/22 (a)	200		212

Egypt (0.9%)
Sovereign (0.9%)
Egypt Government International Bond,
6.13%, 1/31/22 (a)	200		208

El Salvador (0.3%)
Sovereign (0.3%)
El Salvador Government International Bond,
8.63%, 2/28/29 (a)	80		83

Ghana (1.0%)
Sovereign (1.0%)
Ghana Government International Bond,
10.75%, 10/14/30	200		235

Guatemala (0.8%)
Sovereign (0.8%)
Guatemala Government Bond,
4.50%, 5/3/26 (a)	200		200

Honduras (0.6%)
Sovereign (0.6%)
Republic of Honduras,
6.25%, 1/19/27 (a)	150		153

Hong Kong (0.8%)
Corporate Bond (0.8%)
Noble Group Ltd.,
8.75%, 3/9/22	200		199

Hungary (2.1%)
Sovereign (2.1%)
Hungary Government Bond,
3.00%, 6/26/24	HUF	101,670	356
5.50%, 6/24/25	38,970		158
			514
India (0.8%)
Corporate Bond (0.8%)
Greenko Investment Co.,
4.88%, 8/16/23 (a)	$200		196

Indonesia (7.6%)
Corporate Bonds (3.0%)
Jababeka International BV,
6.50%, 10/5/23 (a)	260		269
MPM Global Pte Ltd.,
6.75%, 9/19/19	450		471
			740
Sovereign (4.6%)
Indonesia Treasury Bond,
8.75%, 5/15/31	IDR	1,310,000	109
9.00%, 3/15/29	12,090,000		1,008
			1,117
			1,857
Jamaica (2.1%)
Corporate Bond (1.6%)
Digicel Group Ltd.,
8.25%, 9/30/20	$460		398

Sovereign (0.5%)
Jamaica Government International Bond,
8.00%, 3/15/39	100		115
			513
Kazakhstan (1.4%)
Corporate Bond (1.4%)
Zhaikmunai LLP,
7.13%, 11/13/19	350		343

Malaysia (2.0%)
Sovereign (2.0%)
Malaysia Government Bond,
3.66%, 10/15/20	MYR	137	31
3.96%, 9/15/25	1,489		331
4.16%, 7/15/21	215		49
4.18%, 7/15/24	124		28
4.50%, 4/15/30	249		56
			495

Mauritius (0.8%)
Corporate Bond (0.8%)
HTA Group Ltd.,
9.13%, 3/8/22 (a)		$200	199

Mexico (9.2%)
Sovereign (9.2%)
Comision Federal de Electricidad,
4.75%, 2/23/27 (a)		200	201
Mexican Bonos,
Series M
6.50%, 6/10/21	MXN	14,450	763
7.75%, 5/29/31		765	43
8.00%, 6/11/20 - 12/7/23		7,672	426
10.00%, 12/5/24		1,388	87
Mexico City Airport Trust,
5.50%, 10/31/46 (a)		$200	197
Petroleos Mexicanos,
3.50%, 1/30/23		79	76
6.50%, 3/13/27 (a)		130	140
6.88%, 8/4/26		260	289
			2,222
Mongolia (2.8%)
Sovereign (2.8%)
Mongolia Government International Bond,
8.75%, 3/9/24 (a)		200	219
10.88%, 4/6/21		400	462
			681
Namibia (1.0%)
Sovereign (1.0%)
Namibia Government International Bonds,
5.25%, 10/29/25 (a)		232	235

Nigeria (3.5%)
Corporate Bond (1.8%)
Zenith Bank PLC,
6.25%, 4/22/19		440	444

Sovereign (1.7%)
Nigeria Government International Bond,
6.38%, 7/12/23		200	204
7.88%, 2/16/32 (a)		200	209
			413
			857
Panama (0.9%)
Sovereign (0.9%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)		200	209

Paraguay (0.8%)
Sovereign (0.8%)
Republic of Paraguay,
4.70%, 3/27/27 (a)	200		203

Peru (0.7%)
Sovereign (0.7%)
Peruvian Government International Bond, (Units)
6.35%, 8/12/28 (a)(c)	PEN	130	41
6.95%, 8/12/31 (c)	380		125
			166
Philippines (2.1%)
Corporate Bond (2.1%)
Petron Corp.,
7.50%, 8/6/18 (b)(d)	$480		507

Poland (3.1%)
Sovereign (3.1%)
Poland Government Bond,
3.25%, 7/25/25	PLN	1,584	399
4.00%, 10/25/23	915		243
5.75%, 10/25/21 - 9/23/22	400		114
			756
Romania (0.2%)
Sovereign (0.2%)
Romania Government Bond,
4.75%, 2/24/25	RON	165	42
5.85%, 4/26/23	50		13
			55
Russia (5.4%)
Corporate Bond (1.2%)
GTH Finance BV,
7.25%, 4/26/23 (a)	$260		287

Sovereign (4.2%)
Russian Federal Bond - OFZ,
6.40%, 5/27/20	RUB	12,325	210
7.00%, 1/25/23 - 8/16/23	23,641		406
7.60%, 7/20/22	16,800		297
7.75%, 9/16/26	5,771		102
			1,015
			1,302
South Africa (3.3%)
Sovereign (3.3%)
South Africa Government Bond,
6.75%, 3/31/21	ZAR	1,170	84
8.00%, 1/31/30	9,841		666
10.50%, 12/21/26	600		50
			800

Thailand (2.0%)
Sovereign (2.0%)
Thailand Government Bond,
3.63%, 6/16/23	THB	10,100	317
4.88%, 6/22/29	4,500		157
			474
Turkey (1.7%)
Sovereign (1.7%)
Turkey Government Bond,
7.10%, 3/8/23	TRY	955	221
8.00%, 3/12/25	503		119
10.40%, 3/20/24	290		78
			418
Ukraine (2.5%)
Sovereign (2.5%)
Ukraine Government International Bond,
7.75%, 9/1/22 - 9/1/26	$630		601

United Arab Emirates (2.0%)
Corporate Bond (2.0%)
MAF Global Securities Ltd.,
7.13%, 10/29/18 (b)(d)	450		476

Venezuela (3.2%)
Sovereign (3.2%)
Petroleos de Venezuela SA,
6.00%, 11/15/26	2,222		783

Zambia (1.0%)
Sovereign (1.0%)
Zambia Government International Bond,
8.50%, 4/14/24	230		238
Total Fixed Income Securities (Cost $22,298)			22,643

	No. of Warrants
Warrant (0.0%)
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (b)(e) (Cost $–)	495		3

	Shares		Value (000)
Short-Term Investments (5.7%)
Investment Company (4.6%)
United States (4.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $1,119)	1,118,970		1,119

	Face Amount (000)		Value (000)
Egypt (1.0%)
Sovereign (1.0%)
Egypt Treasury Bill,
18.70%, 9/12/17 (g) (Cost $237)	EGP	4,550	234

U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
0.60%, 7/27/17 (g)(h) (Cost $30)	$30		30
Total Short-Term Investments (Cost $1,386)			1,383
Total Investments (99.1%) (Cost $23,684) (i)(j)(k)			24,029
Other Assets in Excess of Liabilities (0.9%)			221
Net Assets (100.0%)			$24,250

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2017.
(c)	Consists of one or more classes of securities traded together as a unit.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2017.

(e)	Security has been deemed illiquid at March 31, 2017.
(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(g)	Rate shown is the yield to maturity at March 31, 2017.
(h)	All or a portion of the security was pledged to cover margin requirements for swap agreement.
(i)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(j)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, a futures contract and a swap agreement.
(k)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $962,000 and the aggregate gross unrealized depreciation is approximately $617,000 resulting in net unrealized appreciation of approximately $345,000.

OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	HUF	26,491		$91	4/3/17	$(1)
JPMorgan Chase Bank NA	RON	753		$178	4/3/17	1
JPMorgan Chase Bank NA	SGD	264		$189	4/3/17	(— @)
JPMorgan Chase Bank NA	SGD	100		$71	4/3/17	(1)
JPMorgan Chase Bank NA	$92		HUF	26,491	4/3/17	(—)
JPMorgan Chase Bank NA	$176		RON	753	4/3/17	(— @)
JPMorgan Chase Bank NA	$261		SGD	364	4/3/17	(1)
JPMorgan Chase Bank NA	$97		ZAR	1,240	4/3/17	(5)
JPMorgan Chase Bank NA	$83		ZAR	1,088	4/3/17	(2)
JPMorgan Chase Bank NA	ZAR	1,550		$118	4/3/17	2
JPMorgan Chase Bank NA	ZAR	778		$60	4/3/17	2
JPMorgan Chase Bank NA	PLN	206		$51	4/10/17	(1)
JPMorgan Chase Bank NA	$135		MYR	600	4/10/17	1
JPMorgan Chase Bank NA	$133		PLN	540	4/10/17	3
JPMorgan Chase Bank NA	$130		THB	4,600	4/10/17	4
JPMorgan Chase Bank NA	ARS	1,800		$112	4/17/17	(4)
JPMorgan Chase Bank NA	IDR	2,600,000		$194	4/17/17	(1)
JPMorgan Chase Bank NA	RUB	4,800		$81	4/17/17	(4)
JPMorgan Chase Bank NA	RUB	20,364		$346	4/17/17	(15)
JPMorgan Chase Bank NA	RUB	3,600		$61	4/17/17	(3)
JPMorgan Chase Bank NA	RUB	3,000		$51	4/17/17	(2)
JPMorgan Chase Bank NA	$9		CLP	5,500	4/17/17	(— @)
JPMorgan Chase Bank NA	$94		IDR	1,271,000	4/17/17	1
JPMorgan Chase Bank NA	$105		IDR	1,400,000	4/17/17	— @
JPMorgan Chase Bank NA	$119		PEN	391	4/17/17	1
JPMorgan Chase Bank NA	$249		TRY	910	4/21/17	(— @)
JPMorgan Chase Bank NA	MXN	3,164		$165	4/24/17	(3)
JPMorgan Chase Bank NA	$22		COP	64,000	4/24/17	— @
JPMorgan Chase Bank NA	CNY	1,700		$247	4/25/17	1
JPMorgan Chase Bank NA	HUF	26,491		$92	4/28/17	— @
JPMorgan Chase Bank NA	PHP	6,100		$120	4/28/17	(1)
JPMorgan Chase Bank NA	SGD	364		$261	4/28/17	1
JPMorgan Chase Bank NA	$29		PHP	1,450	4/28/17	— @
JPMorgan Chase Bank NA	$178		RON	753	4/28/17	(1)
JPMorgan Chase Bank NA	ZAR	1,300		$97	4/28/17	— @
JPMorgan Chase Bank NA	ZAR	1,088		$83	4/28/17	2
JPMorgan Chase Bank NA	BRL	143		$46	5/3/17	— @
Citibank NA	ARS	1,100		$62	6/13/17	(7)
Citibank NA	ARS	2,100		$115	6/13/17	(18)
Citibank NA	ARS	1,000		$57	6/13/17	(6)
Citibank NA	$127		ARS	2,200	6/13/17	12
Citibank NA	$58		ARS	1,000	6/13/17	5
JPMorgan Chase Bank NA	ARS	7,000		$407	6/13/17	(34)
JPMorgan Chase Bank NA	$197		ARS	3,500	6/13/17	23
JPMorgan Chase Bank NA	$182		ARS	3,000	6/13/17	7
JPMorgan Chase Bank NA	$47		ARS	750	6/13/17	1
JPMorgan Chase Bank NA	$113		ARS	1,802	6/13/17	— @
JPMorgan Chase Bank NA	$50		ARS	797	6/13/17	— @
JPMorgan Chase Bank NA	EGP	4,165		$222	9/20/17	(2)
						$(45)

Futures Contract:

The Portfolio had the following futures contract open at March 31, 2017:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Depreciation (000)
Short:
German Euro Bund (Germany)	1	$(172)	Jun-17	$(1)

Interest Rate Swap Agreement:

The Portfolio had the following interest rate swap agreement open at March 31, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (000)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.62%	2/7/22	MXN	3,000	$3

@		Value is less than $500.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
TIIE		Interbank Equilibrium Interest Rate.
ARS	—	Argentine Peso
BRL	—	Brazilian Real
CLP	—	Chilean Peso
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
EGP	—	Egyptian Pound
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	68.9%
Corporate Bonds	25.3
Short-Term Investments	5.8
Other**	0.0	***
Total Investments	100.0	%****

**	Industries and/or investment types representing less than 5% of total investments.
***	Amount is less than 0.05%.
****

Does not include an open short futures contract with an underlying face amount of approximately $172,000 with unrealized depreciation of approximately $1,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $45,000 and does not include an open swap agreement with unrealized appreciation of approximately $3,000.

Morgan Stanley Institutional Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2017 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the” Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors. (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Multi-Asset
Assets:
Common Stocks
Airlines	$757	$—	$—		$757
Automobiles	1,619	—	—		1,619
Banks	6,234	—	—	†	6,234	†
Beverages	1,240	—	—		1,240
Biotechnology	1,627	—	—		1,627
Building Products	1,635	—	—		1,635
Capital Markets	793	—	—		793
Commercial Services & Supplies	265	—	—		265
Construction & Engineering	2,502	—	—		2,502
Construction Materials	636	—	—		636
Diversified Telecommunication Services	1,452	—	—		1,452
Electric Utilities	1,231	—	—		1,231
Equity Real Estate Investment Trusts (REITs)	— @	—	—		—	@
Food & Staples Retailing	1,164	—	—		1,164
Food Products	893	—	—		893
Health Care Equipment & Supplies	1,463	—	—		1,463
Health Care Providers & Services	1,584	—	—		1,584
Health Care Technology	47	—	—		47
Hotels, Restaurants & Leisure	792	—	—		792
Household Products	1,144	—	—		1,144
Independent Power and Renewable Electricity Producers	36	—	—		36
Information Technology Services	1,619	—	—		1,619
Life Sciences Tools & Services	374	—	—		374
Media	1,282	—	—		1,282
Multi-Utilities	640	—	—		640
Personal Products	71	—	—		71
Pharmaceuticals	3,049	—	—		3,049
Professional Services	1,956	—	—		1,956
Road & Rail	360	—	—		360
Semiconductors & Semiconductor Equipment	—	—	2		2
Tobacco	1,084	—	—		1,084
Trading Companies & Distributors	298	—	—		298
Transportation Infrastructure	1,251	—	—		1,251
Water Utilities	38	—	—		38
Total Common Stocks	39,136	—	2	†	39,138	†
Rights	—	1	—		1
Fixed Income Securities
Sovereign	—	3,992	—		3,992
Short-Term Investments
Investment Company	56,523	—	—		56,523
U.S. Treasury Security	—	7,103	—		7,103
Total Short-Term Investments	56,523	7,103	—		63,626
Foreign Currency Forward Exchange Contracts	—	2,482	—		2,482
Futures Contracts	199	—	—		199
Total Return Swap Agreements	—	283	—		283
Total Assets	95,858	13,861	2	†	109,721	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(904)	—		(904)
Futures Contracts	(374)	—	—		(374)
Total Return Swap Agreements	—	(253)	—		(253)
Total Liabilities	(374)	(1,157)	—		(1,531)
Total	$95,484	$12,704	$2	†	$108,190	†

@	Value is less than $500.
†	Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Multi-Asset	Common Stocks (000)
Beginning Balance	$2	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(—	@)
Realized gains (losses)	—
Ending Balance	$2	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2017	$ (—	@)

@	Value is less than $500.
†	Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2017.

Multi-Asset	Fair Value at March 31, 2017 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Semiconductors & Semiconductor Equipment
Common Stock	$2	Tangible Net Asset Value Method	Tangible Net Asset Value Per Share	$0.01	$0.01	$0.01	Increase
			Discount for Recoverability of Certain Assets	75.0%	75.0%	75.0%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Active International Allocation
Assets:
Common Stocks
Aerospace & Defense	$3,276	$—	$—	$3,276
Air Freight & Logistics	453	—	—	453
Airlines	521	—	—	521
Auto Components	2,554	—	—	2,554
Automobiles	6,473	—	—	6,473
Banks	23,520	551	—	24,071
Beverages	3,115	—	—	3,115
Biotechnology	2,066	—	—	2,066
Building Products	1,638	—	—	1,638
Capital Markets	4,241	—	—	4,241
Chemicals	5,799	127	—	5,926
Commercial Services & Supplies	734	—	—	734
Communications Equipment	1,045	—	—	1,045
Construction & Engineering	2,617	—	—	2,617
Construction Materials	2,943	—	—	2,943
Consumer Finance	153	—	—	153
Containers & Packaging	222	—	—	222
Diversified Consumer Services	17	—	—	17
Diversified Financial Services	2,362	—	—	2,362
Diversified Telecommunication Services	4,519	52	—	4,571
Electric Utilities	2,726	—	—	2,726
Electrical Equipment	3,912	—	—	3,912
Electronic Equipment, Instruments & Components	2,973	—	—	2,973
Energy Equipment & Services	309	—	—	309
Equity Real Estate Investment Trusts (REITs)	2,542	—	—	2,542
Food & Staples Retailing	2,544	225	—	2,769
Food Products	5,335	61	—	5,396
Gas Utilities	734	—	—	734
Health Care Equipment & Supplies	1,740	—	—	1,740
Health Care Providers & Services	702	128	—	830
Health Care Technology	2	—	—	2
Hotels, Restaurants & Leisure	2,390	63	—	2,453
Household Durables	3,072	—	—	3,072
Household Products	1,730	—	—	1,730
Independent Power and Renewable Electricity Producers	254	—	—	254
Industrial Conglomerates	3,983	—	—	3,983
Information Technology Services	1,306	—	—	1,306
Insurance	8,592	—	—	8,592
Internet & Direct Marketing Retail	357	—	—	357
Internet Software & Services	4,943	—	—	4,943
Leisure Products	490	—	—	490
Life Sciences Tools & Services	384	—	—	384
Machinery	5,345	—	—	5,345
Marine	904	—	—	904
Media	2,460	—	—	2,460
Metals & Mining	4,157	—	—	4,157
Multi-Utilities	2,007	—	—	2,007
Multi-Line Retail	584	—	—	584
Oil, Gas & Consumable Fuels	6,669	541	—	7,210
Paper & Forest Products	580	—	—	580
Personal Products	3,389	—	—	3,389
Pharmaceuticals	14,979	—	—	14,979
Professional Services	2,610	—	—	2,610
Real Estate Management & Development	4,278	71	1	4,350
Road & Rail	2,339	—	—	2,339
Semiconductors & Semiconductor Equipment	4,482	—	—	4,482
Software	3,203	—	—	3,203

Specialty Retail	1,273	45	—	1,318
Tech Hardware, Storage & Peripherals	1,035	—	—	1,035
Textiles, Apparel & Luxury Goods	2,107	—	—	2,107
Thrifts & Mortgage Finance	28	—	—	28
Tobacco	2,874	—	—	2,874
Trading Companies & Distributors	2,143	—	—	2,143
Transportation Infrastructure	653	187	—	840
Water Utilities	79	—	—	79
Wireless Telecommunication Services	2,210	139	—	2,349
Total Common Stocks	189,676	2,190	1	191,867
Right	51	—	—	51
Short-Term Investments
Investment Company	38,844	—	—	38,844
Repurchase Agreements	—	132	—	132
Total Short-Term Investments	38,844	132	—	38,976
Foreign Currency Forward Exchange Contracts	—	174	—	174
Futures Contracts	479	—	—	479
Total Assets	229,050	2,496	1	231,547
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(139)	—	(139)
Futures Contracts	(253)	—	—	(253)
Total Liabilities	(253)	(139)	—	(392)
Total	$228,797	$2,357	$1	$231,155

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Active International Allocation	Common Stock (000)
Beginning Balance	$2
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(1)
Realized gains (losses)	—
Ending Balance	$1

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2017	$(1)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2017.

Active International Allocation	Fair Value at March 31, 2017 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Real Estate Management & Development
Common Stock	$1	Market Transaction Method	Transaction Valuation	$0.01	$0.01	$0.01	Increase
			Discount for Lack of Marketability	50.0%	50.0%	50.0%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Asia Opportunity
Assets:
Common Stocks
Banks	$390	$—	$—	$390
Beverages	636	—	—	636
Diversified Consumer Services	1,027	—	—	1,027
Electronic Equipment, Instruments & Components	273	—	—	273
Food Products	421	—	—	421
Health Care Equipment & Supplies	124	—	—	124
Hotels, Restaurants & Leisure	196	—	—	196
Household Durables	71	—	—	71
Insurance	364	—	—	364
Internet & Direct Marketing Retail	421	—	—	421
Internet Software & Services	1,490	—	—	1,490
Media	173	—	—	173
Personal Products	86	—	—	86
Pharmaceuticals	502	—	—	502
Semiconductors & Semiconductor Equipment	353	—	—	353
Textiles, Apparel & Luxury Goods	189	—	—	189
Total Common Stocks	6,716	—	—	6,716
Participation Notes	—	673	—	673
Short-Term Investment
Investment Company	623	—	—	623
Total Assets	$7,339	$673	$—	$8,012

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets
Assets:
Common Stocks
Aerospace & Defense	$8,039	$—	$—	$8,039
Airlines	7,471	—	—	7,471
Auto Components	5,063	—	—	5,063
Automobiles	29,349	—	—	29,349
Banks	249,343	—	—	249,343
Beverages	14,065	—	—	14,065
Biotechnology	4,982	—	—	4,982
Chemicals	6,206	—	—	6,206
Construction & Engineering	6,660	3,970	—	10,630
Construction Materials	39,913	—	—	39,913
Consumer Finance	7,768	—	—	7,768
Diversified Consumer Services	10,567	—	—	10,567
Diversified Financial Services	10,473	—	—	10,473
Diversified Telecommunication Services	19,567	—	—	19,567
Electronic Equipment, Instruments & Components	23,591	—	—	23,591
Food & Staples Retailing	27,774	—	—	27,774
Food Products	28,071	—	—	28,071
Health Care Providers & Services	—	5,292	—	5,292
Hotels, Restaurants & Leisure	10,764	—	—	10,764
Household Durables	20,298	—	—	20,298
Household Products	2,925	—	—	2,925
Industrial Conglomerates	22,843	—	—	22,843
Insurance	22,442	—	—	22,442
Internet & Direct Marketing Retail	7,561	—	—	7,561
Internet Software & Services	114,287	—	—	114,287
Machinery	12,415	—	—	12,415
Media	23,307	—	—	23,307
Metals & Mining	9,979	—	—	9,979
Multi-Line Retail	17,628	—	—	17,628
Oil, Gas & Consumable Fuels	42,914	8,519	—	51,433
Paper & Forest Products	7,360	—	—	7,360
Personal Products	17,072	—	—	17,072
Pharmaceuticals	7,088	—	—	7,088
Professional Services	7,402	—	—	7,402
Real Estate Management & Development	16,092	5,485	—	21,577
Semiconductors & Semiconductor Equipment	37,956	—	—	37,956
Tech Hardware, Storage & Peripherals	55,742	—	—	55,742
Textiles, Apparel & Luxury Goods	46,156	—	—	46,156
Wireless Telecommunication Services	31,905	—	—	31,905
Total Common Stocks	1,033,038	23,266	—	1,056,304
Short-Term Investments
Investment Company	34,726	—	—	34,726
Total Assets	$1,067,764	$23,266	$—	$1,091,030

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Breakout Nations
Assets:
Common Stocks
Airlines	$37	$—	$—	$37
Automobiles	114	—	—	114
Banks	1,607	—	—	1,607
Beverages	84	—	—	84
Capital Markets	59	—	—	59
Chemicals	37	—	—	37
Construction & Engineering	—	25	—	25
Construction Materials	357	—	—	357
Diversified Financial Services	225	—	—	225
Diversified Telecommunication Services	114	—	—	114
Electric Utilities	243	—	—	243
Electrical Equipment	38	—	—	38
Food & Staples Retailing	131	—	—	131
Food Products	168	—	—	168
Health Care Providers & Services	—	43	—	43
Hotels, Restaurants & Leisure	31	—	—	31
Household Products	30	—	—	30
Industrial Conglomerates	158	—	—	158
Internet Software & Services	67	—	—	67
Metals & Mining	77	—	—	77
Multi-Line Retail	51	—	—	51
Oil, Gas & Consumable Fuels	200	57	—	257
Pharmaceuticals	89	—	—	89
Real Estate Management & Development	108	37	—	145
Software	29	—	—	29
Textiles, Apparel & Luxury Goods	150	—	—	150
Wireless Telecommunication Services	81	—	—	81
Total Common Stocks	4,285	162	—	4,447
Participation Notes	—	204	—	204
Short-Term Investment
Investment Company	614	—	—	614
Futures Contract	2	—	—	2
Total Assets	$4,901	$366	$—	$5,267

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Leaders
Assets:
Common Stocks
Banks	$18,227	$—	$—	$18,227
Beverages	11,842	—	—	11,842
Electrical Equipment	1,492	—	—	1,492
Food & Staples Retailing	7,182	—	—	7,182
Health Care Equipment & Supplies	1,428	—	—	1,428
Health Care Providers & Services	3,873	—	—	3,873
Hotels, Restaurants & Leisure	9,423	—	—	9,423
Household Durables	2,866	—	—	2,866
Insurance	6,232	—	—	6,232
Internet Software & Services	7,950	—	—	7,950
Machinery	401	—	—	401
Media	2,272	—	—	2,272
Multi-Line Retail	1,205	—	—	1,205
Personal Products	2,980	—	—	2,980
Pharmaceuticals	842	—	—	842
Professional Services	5,841	—	—	5,841
Textiles, Apparel & Luxury Goods	12,000	—	—	12,000
Thrifts & Mortgage Finance	350	—	—	350
Total Common Stocks	96,406	—	—	96,406
Right	139	—	—	139
Short-Term Investment
Investment Company	8,304	—	—	8,304
Total Assets	$104,849	$—	$—	$104,849

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Small Cap
Assets:
Common Stocks
Aerospace & Defense	$620	$—	$—	$620
Air Freight & Logistics	238	—	—	238
Airlines	156	—	—	156
Auto Components	345	—	—	345
Automobiles	209	—	—	209
Banks	2,739	—	—	2,739
Beverages	111	—	—	111
Biotechnology	380	—	—	380
Capital Markets	320	—	—	320
Construction & Engineering	—	228	—	228
Construction Materials	261	—	—	261
Consumer Finance	—	217	—	217
Diversified Consumer Services	1,242	—	—	1,242
Electric Utilities	319	—	—	319
Electrical Equipment	200	—	—	200
Food & Staples Retailing	1,239	—	—	1,239
Food Products	1,244	—	—	1,244
Health Care Equipment & Supplies	411	—	—	411
Health Care Providers & Services	425	—	—	425
Hotels, Restaurants & Leisure	1,109	—	—	1,109
Household Durables	567	—	—	567
Independent Power and Renewable Electricity Producers	364	—	—	364
Information Technology Services	544	—	—	544
Internet Software & Services	328	—	—	328
Machinery	439	—	—	439
Media	1,215	—	—	1,215
Multi-Line Retail	344	220	—	564
Personal Products	660	—	—	660
Pharmaceuticals	315	297	—	612
Professional Services	331	—	—	331
Semiconductors & Semiconductor Equipment	559	—	—	559
Software	239	—	—	239
Textiles, Apparel & Luxury Goods	475	—	—	475
Transportation Infrastructure	323	—	—	323
Total Common Stocks	18,271	962	—	19,233
Participation Note	—	297	—	297
Investment Companies	2,393	—	—	2,393
Short-Term Investments
Investment Company	914	—	—	914
Total Assets	$21,578	$1,259	$—	$22,837

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Frontier Markets
Assets:
Common Stocks
Air Freight & Logistics	$5,979	$—	$—	$5,979
Airlines	27,289	—	—	27,289
Automobiles	5,574	—	—	5,574
Banks	296,519	—	—	296,519
Beverages	19,287	—	—	19,287
Capital Markets	12,601	—	—	12,601
Construction Materials	39,434	—	—	39,434
Diversified Consumer Services	6,844	—	—	6,844
Electric Utilities	25,791	—	—	25,791
Electrical Equipment	9,540	—	—	9,540
Food Products	48,441	—	—	48,441
Health Care Providers & Services	15,911	—	—	15,911
Hotels, Restaurants & Leisure	10,678	—	—	10,678
Internet Software & Services	14,917	—	—	14,917
Oil, Gas & Consumable Fuels	54,057	—	—	54,057
Pharmaceuticals	17,492	—	—	17,492
Real Estate Management & Development	12,637	—	—	12,637
Software	13,237	—	—	13,237
Transportation Infrastructure	15,451	—	—	15,451
Wireless Telecommunication Services	22,831	—	—	22,831
Total Common Stocks	674,510	—	—	674,510
Participation Notes	—	16,207	—	16,207
Short-Term Investment
Investment Company	14,699	—	—	14,699
Total Assets	$689,209	$16,207	$—	$705,416

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Global Advantage
Assets:
Common Stocks
Aerospace & Defense	$315	$—		$—	$315
Capital Markets	345	—		—	345
Diversified Financial Services	245	—		—	245
Food Products	311	—		—	311
Hotels, Restaurants & Leisure	449	—		—	449
Information Technology Services	367	—		—	367
Internet & Direct Marketing Retail	622	—		—	622
Internet Software & Services	1,629	—		—	1,629
Media	108	—		—	108
Metals & Mining	93	—		—	93
Pharmaceuticals	200	—		—	200
Professional Services	269	—		—	269
Software	332	—		—	332
Specialty Retail	205	—		—	205
Textiles, Apparel & Luxury Goods	1,027	—		—	1,027
Transportation Infrastructure	178	—		—	178
Total Common Stocks	6,695	—		—	6,695
Call Option Purchased	—	—	@	—	—	@
Short-Term Investment
Investment Company	80	—		—	80
Total Assets	$6,775	$—	@	$—	$6,775

@            Value is less than $500.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Concentrated
Assets:
Common Stocks
Airlines	$473	$—	$—	$473
Banks	452	—	—	452
Biotechnology	445	—	—	445
Capital Markets	985	—	—	985
Consumer Finance	404	—	—	404
Diversified Consumer Services	46	—	—	46
Diversified Telecommunication Services	455	—	—	455
Electrical Equipment	440	—	—	440
Energy Equipment & Services	445	—	—	445
Food & Staples Retailing	115	—	—	115
Internet & Direct Marketing Retail	603	—	—	603
Internet Software & Services	1,196	—	—	1,196
Machinery	372	—	—	372
Media	565	—	—	565
Pharmaceuticals	510	—	—	510
Semiconductors & Semiconductor Equipment	853	—	—	853
Software	483	—	—	483
Total Common Stocks	8,842	—	—	8,842
Short-Term Investment
Investment Company	18	—	—	18
Total Assets	$8,860	$—	$—	$8,860

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Core
Assets:
Common Stocks
Aerospace & Defense	$299	$—	$—	$299
Airlines	384	—	—	384
Automobiles	77	—	—	77
Banks	515	—	—	515
Biotechnology	516	—	—	516
Capital Markets	1,180	—	—	1,180
Consumer Finance	243	—	—	243
Diversified Consumer Services	40	—	—	40
Diversified Telecommunication Services	779	—	—	779
Electrical Equipment	623	—	—	623
Energy Equipment & Services	508	—	—	508
Food & Staples Retailing	143	—	—	143
Health Care Equipment & Supplies	269	—	—	269
Information Technology Services	197	—	—	197
Internet & Direct Marketing Retail	498	—	—	498
Internet Software & Services	880	—	—	880
Machinery	365	—	—	365
Media	473	—	—	473
Metals & Mining	177	—	—	177
Pharmaceuticals	444	—	—	444
Semiconductors & Semiconductor Equipment	827	—	—	827
Software	87	—	—	87
Tech Hardware, Storage & Peripherals	589	—	—	589
Tobacco	253	—	—	253
Trading Companies & Distributors	205	—	—	205
Total Common Stocks	10,571	—	—	10,571
Short-Term Investment
Investment Company	129	—	—	129
Total Assets	$10,700	$—	$—	$10,700

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Discovery
Assets:
Common Stocks
Aerospace & Defense	$2,774	$—	$—	$2,774
Biotechnology	2,826	—	—	2,826
Capital Markets	1,080	—	—	1,080
Commercial Services & Supplies	1,915	—	—	1,915
Diversified Financial Services	461	—	—	461
Energy Equipment & Services	704	—	—	704
Hotels, Restaurants & Leisure	3,687	—	—	3,687
Industrial Conglomerates	638	—	—	638
Insurance	1,873	—	—	1,873
Internet Software & Services	1,712	—	24	1,736
Machinery	5,092	—	—	5,092
Marine	786	—	—	786
Media	4,706	—	—	4,706
Metals & Mining	834	—	—	834
Pharmaceuticals	4,867	—	—	4,867
Real Estate Management & Development	481	—	—	481
Specialty Retail	378	—	—	378
Tech Hardware, Storage & Peripherals	1,008	—	—	1,008
Textiles, Apparel & Luxury Goods	5,872	—	—	5,872
Transportation Infrastructure	1,829	—	—	1,829
Total Common Stocks	43,523	—	24	43,547
Preferred Stocks	—	—	481	481
Convertible Preferred Stock	—	—	2	2
Participation Note	8	—	—	8
Call Options Purchased	631	—	—	631
Short-Term Investments
Investment Company	6,500	—	—	6,500
Repurchase Agreements	—	8	—	8
Total Short-Term Investments	6,500	8	—	6,508
Foreign Currency Forward Exchange Contract	—	4	—	4
Total Assets	50,662	12	507	51,181
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(79)	—	(79)
Total	$50,662	$(67)	$507	$51,102

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Discovery	Common Stock (000)		Preferred Stocks (000)	Convertible Preferred Stock (000)
Beginning Balance	$24		$440	$2
Purchases	—		—	—
Sales	—		—	—
Amortization of discount	—		—	—
Transfers in	—		—	—
Transfers out	—		—	—
Corporate actions	—		—	—
Change in unrealized appreciation (depreciation)	(—	@)	41	(—	@)
Realized gains (losses)	—		—	—
Ending Balance	$24		$481	$2

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2017	$ (—	@)	$41	$ (—	@)

@                          Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Global Discovery	Fair Value at March 31, 2017 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Hotels, Restaurants & Leisure
Preferred Stock	$51	Discounted Cash Flow	Weighted Average Cost of Capital	20.0%	22.0%	21.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.2x	5.7x	2.5x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease
Internet & Direct Marketing Retail
Preferred Stocks	$202	Market Transaction Method	Precedent Transaction	$105.00	$105.00	$105.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.5%	17.5%	16.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	9.8x	16.2x	12.8x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

	$135	Market Transaction Method	Pending Private Placement	$88.11	$88.11	$88.11	Increase
			Proposed Secondary Transaction	$61.68	$61.68	$61.68	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.5%	19.5%	18.5%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1x	2.8x	2.4x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Internet Software & Services
Common Stock	$24	Market Transaction Method	Pending Transaction	$8.15	$9.05	$8.60	Increase
Convertible Preferred Stock	$2	Discounted Cash Flow	Weighted Average Cost of Capital	18.0%	20.0%	19.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.8x	7.6x	5.5x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Software
Preferred Stocks	$49	Discounted Cash Flow	Weighted Average Cost of Capital	19.0%	21.0%	20.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.9x	6.1x	4.9x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

	$20	Discounted Cash Flow	Weighted Average Cost of Capital	19.0%	21.0%	20.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	4.8x	6.6x	5.0x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

	$24	Discounted Cash Flow	Weighted Average Cost of Capital	15.5%	17.5%	16.5%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.5x	10.1x	8.3x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$63,851	$—	$—	$63,851
Capital Markets	8,400	—	—	8,400
Chemicals	13,562	—	—	13,562
Food Products	12,559	—	—	12,559
Household Products	71,612	—	—	71,612
Information Technology Services	96,302	—	—	96,302
Media	77,539	—	—	77,539
Personal Products	128,925	—	—	128,925
Pharmaceuticals	22,290	—	—	22,290
Professional Services	35,706	—	—	35,706
Software	98,047	—	—	98,047
Textiles, Apparel & Luxury Goods	28,015	—	—	28,015
Tobacco	161,200	—	—	161,200
Total Common Stocks	818,008	—	—	818,008
Short-Term Investment
Investment Company	14,767	—	—	14,767
Total Assets	$832,775	$—	$—	$832,775

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Insight
Assets:
Common Stocks
Aerospace & Defense	$566	$—	$—	$566
Automobiles	382	—	—	382
Beverages	25	—	—	25
Capital Markets	108	—	—	108
Chemicals	84	—	—	84
Commercial Services & Supplies	400	—	—	400
Diversified Financial Services	169	—	—	169
Food Products	361	—	—	361
Health Care Equipment & Supplies	327	—	—	327
Health Care Technology	10	—	—	10
Hotels, Restaurants & Leisure	431	—	—	431
Industrial Conglomerates	316	—	—	316
Insurance	929	—	—	929
Internet Software & Services	257	—	—	257
Machinery	811	—	—	811
Marine	141	—	—	141
Media	593	—	—	593
Metals & Mining	345	—	—	345
Pharmaceuticals	909	—	—	909
Real Estate Management & Development	64	—	—	64
Specialty Retail	137	—	—	137
Tech Hardware, Storage & Peripherals	209	—	—	209
Textiles, Apparel & Luxury Goods	1,229	—	—	1,229
Transportation Infrastructure	602	—	—	602
Total Common Stocks	9,405	—	—	9,405
Participation Note	2	—	—	2
Short-Term Investment
Investment Company	1,175	—	—	1,175
Total Assets	$10,582	$—	$—	$10,582

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$17,057	$—	$—	$17,057
Communications	41,705	—	—	41,705
Diversified	28,022	—	—	28,022
Electricity Transmission & Distribution	50,053	—	—	50,053
Oil & Gas Storage & Transportation	99,312	—	—	99,312
PPA Contracted Renewables	42,309	—	—	42,309
Railroads	11,411	—	—	11,411
Toll Roads	38,963	—	—	38,963
Water	20,976	—	—	20,976
Total Common Stocks	349,808	—	—	349,808
Short-Term Investments
Investment Companies	36,867	—	—	36,867
Repurchase Agreements	—	1,679	—	1,679
Total Short-Term Investments	36,867	1,679	—	38,546
Total Assets	$386,675	$1,679	$—	$388,354

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Opportunity
Assets:
Common Stocks
Banks	$—	$15,872	$—	$15,872
Beverages	43,184	—	—	43,184
Capital Markets	6,971	—	—	6,971
Diversified Consumer Services	52,452	—	—	52,452
Electronic Equipment, Instruments & Components	12,013	—	—	12,013
Food Products	33,002	—	—	33,002
Household Durables	9,578	—	—	9,578
Household Products	16,748	—	—	16,748
Information Technology Services	147,043	—	—	147,043
Internet & Direct Marketing Retail	89,777	—	—	89,777
Internet Software & Services	125,505	—	—	125,505
Media	32,191	—	—	32,191
Personal Products	4,675	—	—	4,675
Pharmaceuticals	25,037	—	—	25,037
Professional Services	8,116	—	—	8,116
Road & Rail	37,840	—	—	37,840
Software	9,527	—	—	9,527
Textiles, Apparel & Luxury Goods	62,174	—	—	62,174
Total Common Stocks	715,833	15,872	—	731,705
Preferred Stocks	—	—	15,432	15,432
Participation Note	—	20,739	—	20,739
Call Option Purchased	—	1	—	1
Short-Term Investment
Investment Company	67,496	—	—	67,496
Total Assets	$783,329	$36,612	$15,432	$835,373

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Opportunity	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$15,545
Purchases	—		—
Sales	—		(138)
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—	††	—
Change in unrealized appreciation (depreciation)	—		(62)
Realized gains (losses)	—		87
Ending Balance	$—		$15,432

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2017
	$—		$—

†	Includes one security which is valued at zero.
††	Corporate action valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Global Opportunity	Fair Value at March 31, 2017 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Electronic Equipment, Instuments & Components
Preferred Stock	$3,085	Discounted Cash Flow	Weighted Average Cost of Capital	25.0%	27.0%	26.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.6x	24.7x	19.4x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Internet & Direct Marketing Retail
Preferred Stocks	$4,115	Market Transaction Method	Precedent Transaction	$105.00	$105.00	$105.00	Increase

		Discounted Cash Flow	Weighted Average Cost of Capital	15.5%	17.5%	16.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	9.8x	16.2x	12.8x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

	$8,232	Market Transaction Method	Precedent Transaction	$48.77	$48.77	$48.77	Increase

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$499,092	$—	$—	$499,092
Health Care	78,294	—	—	78,294
Industrial	67,233	—	539	67,772
Lodging/Resorts	80,812	—	—	80,812
Mixed Industrial/Office	13,952	—	—	13,952
Office	231,451	—	—	231,451
Residential	188,416	—	192	188,608
Retail	446,017	—	—	446,017
Self Storage	70,893	—	—	70,893
Total Common Stocks	1,676,160	—	731	1,676,891
Total Assets	$1,676,160	$—	$731	$1,676,891

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Real Estate	Common Stocks (000)
Beginning Balance	$952
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(221)
Realized gains (losses)	—
Ending Balance	$731

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2017	$(221)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Global Real Estate	Fair Value at March 31, 2017 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Industrial
Common Stock	$539	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance

Residential
Common Stock	$192	Market Transaction Method	Transaction Valuation	$0.01	$0.01	$0.01	Increase
			Discount for Lack of Marketability	50.0%	50.0%	50.0%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Quality
Assets:
Common Stocks
Beverages	$335	$—	$—	$335
Capital Markets	45	—	—	45
Chemicals	67	—	—	67
Food Products	47	—	—	47
Health Care Equipment & Supplies	111	—	—	111
Household Products	483	—	—	483
Information Technology Services	813	—	—	813
Insurance	212	—	—	212
Internet & Direct Marketing Retail	221	—	—	221
Internet Software & Services	411	—	—	411
Media	709	—	—	709
Personal Products	853	—	—	853
Pharmaceuticals	1,490	—	—	1,490
Professional Services	383	—	—	383
Software	764	—	—	764
Textiles, Apparel & Luxury Goods	278	—	—	278
Tobacco	1,190	—	—	1,190
Total Common Stocks	8,412	—	—	8,412
Short-Term Investment
Investment Company	189	—	—	189
Total Assets	$8,601	$—	$—	$8,601

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Beverages	$7,117	$—		$—	$7,117
Biotechnology	1,665	—		—	1,665
Capital Markets	2,530	—		—	2,530
Diversified Consumer Services	4,856	—		—	4,856
Diversified Telecommunication Services	610	—		—	610
Electric Utilities	2,003	—		—	2,003
Electronic Equipment, Instruments & Components	2,042	—		—	2,042
Food Products	6,920	—		—	6,920
Household Durables	656	—		—	656
Household Products	3,209	—		—	3,209
Information Technology Services	4,857	—		—	4,857
Insurance	1,750	—		—	1,750
Internet & Direct Marketing Retail	3,597	—		—	3,597
Internet Software & Services	4,278	—		—	4,278
Marine	1,365	—		—	1,365
Media	990	—		—	990
Pharmaceuticals	1,664	—		—	1,664
Professional Services	1,470	—		—	1,470
Road & Rail	3,895	—		—	3,895
Textiles, Apparel & Luxury Goods	9,582	—		—	9,582
Total Common Stocks	65,056	—		—	65,056
Participation Note	—	514		—	514
Call Option Purchased	—	—	@	—	—	@
Short-Term Investments
Investment Company	7,233	—		—	7,233
Repurchase Agreements	—	239		—	239
Total Short-Term Investments	7,233	239		—	7,472
Total Assets	$72,289	$753		$—	$73,042

@            Value is less than $500.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Equity
Assets:
Common Stocks
Aerospace & Defense	$77,017	$—	$—	$77,017
Auto Components	90,498	—	—	90,498
Automobiles	50,760	—	—	50,760
Banks	130,836	—	—	130,836
Beverages	217,050	—	—	217,050
Capital Markets	31,668	—	—	31,668
Chemicals	81,076	—	—	81,076
Construction Materials	56,165	—	—	56,165
Diversified Telecommunication Services	78,153	—	—	78,153
Electronic Equipment, Instruments & Components	100,496	—	—	100,496
Food Products	101,045	—	—	101,045
Household Products	189,985	—	—	189,985
Insurance	375,565	—	—	375,565
Internet Software & Services	87,649	—	—	87,649
Machinery	118,986	—	—	118,986
Media	38,110	—	—	38,110
Metals & Mining	117,214	—	—	117,214
Oil, Gas & Consumable Fuels	99,170	—	—	99,170
Personal Products	483,038	—	—	483,038
Pharmaceuticals	671,036	—	—	671,036
Professional Services	191,870	—	—	191,870
Real Estate Management & Development	22,647	—	—	22,647
Software	140,458	—	—	140,458
Specialty Retail	22,121	—	—	22,121
Tobacco	272,859	—	—	272,859
Trading Companies & Distributors	161,102	—	—	161,102
Total Common Stocks	4,006,574	—	—	4,006,574
Short-Term Investments
Investment Company	54,301	—	—	54,301
Repurchase Agreements	—	70	—	70
Total Short-Term Investments	54,301	70	—	54,371
Foreign Currency Forward Exchange Contract	—	516	—	516
Total Assets	$4,060,875	$586	$—	$4,061,461

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
International Opportunity
Assets:
Common Stocks
Banks	$—	$3,202		$—	$3,202
Beverages	8,021	—		—	8,021
Biotechnology	1,346	—		—	1,346
Capital Markets	2,931	—		—	2,931
Diversified Consumer Services	8,597	—		—	8,597
Electronic Equipment, Instruments & Components	3,059	—		—	3,059
Food Products	5,999	—		—	5,999
Hotels, Restaurants & Leisure	990	—		—	990
Household Durables	1,320	—		—	1,320
Household Products	3,106	—		—	3,106
Information Technology Services	9,457	—		—	9,457
Insurance	1,643	—		—	1,643
Internet & Direct Marketing Retail	4,543	—		—	4,543
Internet Software & Services	7,320	—		—	7,320
Media	4,176	—		—	4,176
Personal Products	565	—		—	565
Pharmaceuticals	2,198	—		—	2,198
Professional Services	1,899	—		—	1,899
Road & Rail	5,263	—		—	5,263
Software	1,724	—		—	1,724
Textiles, Apparel & Luxury Goods	12,122	—		—	12,122
Total Common Stocks	86,279	3,202		—	89,481
Participation Notes	—	3,926		—	3,926
Call Option Purchased	—	—	@	—	—	@
Short-Term Investments
Investment Company	10,697	—		—	10,697
Repurchase Agreements	—	310		—	310
Total Short-Term Investments	10,697	310		—	11,007
Total Assets	$96,976	$7,438		$—	$104,414

@                                    Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

International Opportunity	Common Stock (000)		Preferred Stock (000)
Beginning Balance	$—	†	$80
Purchases	—		—
Sales	—		(98)
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—	††	—
Change in unrealized appreciation (depreciation)	—		(43)
Realized gains (losses)	—		61
Ending Balance	$—		$—

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2017	$—		$—

†	Includes one security which is valued at zero.
††	Corporate action valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Real Estate
Assets:
Common Stocks
Diversified	$21,608	$—	$—	$21,608
Industrial	1,780	—	—	1,780
Lodging/Resorts	101	—	—	101
Mixed Industrial/Office	297	—	—	297
Office	6,306	—	—	6,306
Residential	2,260	—	71	2,331
Retail	8,236	—	—	8,236
Total Common Stocks	40,588	—	71	40,659
Short-Term Investment
Investment Company	476	—	—	476
Total Assets	$41,064	$—	$71	$41,135

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

International Real Estate	Common Stock (000)
Beginning Balance	$153
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(82)
Realized gains (losses)	—
Ending Balance	$71

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2017	$(82)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2017.

International Real Estate	Fair Value at March 31, 2017 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Residential
Common Stock	$71	Market Transaction Method	Transaction Valuation	$0.01	$0.01	$0.01	Increase
			Discount for Lack of Marketability	50.0%	50.0%	50.0%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Advantage
Assets:
Common Stocks
Aerospace & Defense	$6,004	$—		$—	$6,004
Automobiles	1,427	—		—	1,427
Capital Markets	6,634	—		—	6,634
Chemicals	886	—		—	886
Construction Materials	844	—		—	844
Diversified Financial Services	4,143	—		—	4,143
Health Care Equipment & Supplies	1,388	—		—	1,388
Hotels, Restaurants & Leisure	7,096	—		—	7,096
Information Technology Services	6,896	—		—	6,896
Internet & Direct Marketing Retail	10,808	—		—	10,808
Internet Software & Services	15,769	—		—	15,769
Machinery	977	—		—	977
Media	1,006	—		—	1,006
Multi-Line Retail	1,299	—		—	1,299
Oil, Gas & Consumable Fuels	813	—		—	813
Pharmaceuticals	2,337	—		—	2,337
Professional Services	4,586	—		—	4,586
Software	6,411	—		—	6,411
Specialty Retail	5,328	—		—	5,328
Textiles, Apparel & Luxury Goods	2,641	—		—	2,641
Total Common Stocks	87,293	—		—	87,293
Call Option Purchased	—	—	@	—	—	@
Short-Term Investment
Investment Company	4,293	—		—	4,293
Total Assets	$91,586	$—	@	$—	$91,586

@            Value is less than $500.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Automobiles	$212,124	$—	$—	$212,124
Biotechnology	21,022	—	—	21,022
Capital Markets	116,920	—	—	116,920
Diversified Financial Services	45,462	—	—	45,462
Health Care Equipment & Supplies	212,072	—	—	212,072
Health Care Technology	190,387	—	—	190,387
Hotels, Restaurants & Leisure	88,617	—	—	88,617
Information Technology Services	260,343	—	—	260,343
Internet & Direct Marketing Retail	468,685	—	—	468,685
Internet Software & Services	678,547	—	—	678,547
Life Sciences Tools & Services	198,170	—	—	198,170
Semiconductors & Semiconductor Equipment	116,868	—	—	116,868
Software	522,569	—	—	522,569
Total Common Stocks	3,131,786	—	—	3,131,786
Preferred Stocks	—	—	143,680	143,680
Call Option Purchased	—	4	—	4
Short-Term Investments
Investment Company	172,552	—	—	172,552
Repurchase Agreements	—	24,913	—	24,913
Total Short-Term Investments	172,552	24,913	—	197,465
Total Assets	$3,304,338	$24,917	$143,680	$3,472,935

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Growth	Preferred Stocks (000)
Beginning Balance	$139,530
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	4,150
Realized gains (losses)	—
Ending Balance	$143,680

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2017	$4,150

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Growth	Fair Value at March 31, 2017 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Electronic Equipment, Instuments & Components
Preferred Stock	$18,278	Discounted Cash Flow	Weighted Average Cost of Capital	25.0%	27.0%	26.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.6x	24.7x	19.4x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Internet & Direct Marketing Retail
Preferred Stocks	$53,273	Market Transaction Method	Precedent Transaction	$105.00	$105.00	$105.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.5%	17.5%	16.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	9.8x	16.2x	12.8x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

	$14,711	Market Transaction Method	Pending Private Placement	$88.11	$88.11	$88.11	Increase
			Proposed Secondary Transaction	$61.68	$61.68	$61.68	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.5%	19.5%	18.5%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1x	2.8x	2.4x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

	$54,173	Market Transaction Method	Precedent Transaction	$48.77	$48.77	$48.77	Increase

Internet Software & Services
Preferred Stock	$3,245	Market Transaction Method	Pending Transactions	$8.15	$9.05	$8.60	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	18.0%	20.0%	19.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.8x	7.6x	5.5x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Insight
Assets:
Common Stocks
Aerospace & Defense	$2,669	$—	$—	$2,669
Automobiles	1,757	—	—	1,757
Beverages	9	—	—	9
Biotechnology	1,662	—	—	1,662
Capital Markets	260	—	—	260
Chemicals	793	—	—	793
Commercial Services & Supplies	790	—	—	790
Diversified Financial Services	2,206	—	—	2,206
Energy Equipment & Services	402	—	—	402
Food Products	424	—	—	424
Health Care Equipment & Supplies	818	—	—	818
Health Care Technology	24	—	—	24
Hotels, Restaurants & Leisure	1,269	—	—	1,269
Industrial Conglomerates	656	—	—	656
Insurance	1,518	—	—	1,518
Internet Software & Services	931	—	—	931
Leisure Products	349	—	—	349
Machinery	6,098	—	—	6,098
Media	2,780	—	—	2,780
Metals & Mining	293	—	—	293
Pharmaceuticals	2,116	—	—	2,116
Specialty Retail	118	—	—	118
Tech Hardware, Storage & Peripherals	746	—	—	746
Trading Companies & Distributors	1,094	—	—	1,094
Transportation Infrastructure	1,463	—	—	1,463
Total Common Stocks	31,245	—	—	31,245
Short-Term Investments
Investment Company	6,643	—	—	6,643
Repurchase Agreements	—	1	—	1
Total Short-Term Investments	6,643	1	—	6,644
Total Assets	$37,888	$1	$—	$37,889

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Small Company Growth
Assets:
Common Stocks
Aerospace & Defense	$7,134	$—	$—		$7,134
Biotechnology	7,685	—	—		7,685
Capital Markets	4,010	—	—		4,010
Consumer Finance	4,232	—	—		4,232
Health Care Equipment & Supplies	7,754	—	—		7,754
Health Care Providers & Services	15,464	—	—		15,464
Health Care Technology	76,349	—	—		76,349
Hotels, Restaurants & Leisure	71,267	—	—		71,267
Internet & Direct Marketing Retail	13,378	—	—		13,378
Internet Software & Services	96,173	—	—		96,173
Machinery	26,853	—	—		26,853
Professional Services	40,196	—	—		40,196
Software	54,215	—	—		54,215
Specialty Retail	22,020	—	—		22,020
Total Common Stocks	446,730	—	—		446,730
Preferred Stocks	—	—	25,859	†	25,859	†
Call Option Purchased	—	1	—		1
Short-Term Investments
Investment Company	80,571	—	—		80,571
Repurchase Agreements	—	7,409	—		7,409
Total Short-Term Investments	80,571	7,409	—		87,980
Total Assets	$527,301	$7,410	$25,859	†	$560,570	†

†                 Includes one or more securities which are valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Small Company Growth	Common Stock (000)		Preferred Stocks (000)	Promissory Notes (000)
Beginning Balance	$—	†	$62,200 †	$— †
Purchases	—		—	—
Sales	—		(40,595)	—
Amortization of discount	—		—	(1)
Transfers in	—		—	—
Transfers out	—		—	—
Corporate actions	—	††	(5,954)	(2,337)
Change in unrealized appreciation (depreciation)	—		(2,445)	2,338
Realized gains (losses)	—		12,653	—
Ending Balance	$—		$25,859 †	$—

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2017	$—		$5,041	$—

†                 Includes one or more securities which are valued at zero.

††          Corporate action valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Small Company Growth	Fair Value at March 31, 2017 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Health Care Technology
Preferred Stock	$5,492	Discounted Cash Flow	Weighted Average Cost of Capital	18.0%	20.0%	19.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.6x	12.8x	12.3x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Internet Software & Services
Preferred Stock	$3,038	Market Transaction Method	Precedent Transaction	$3.63	$3.63	$3.63	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	24.0%	26.0%	25.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.6x	10.1x	7.5x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Software
Preferred Stocks	$13,719	Discounted Cash Flow	Weighted Average Cost of Capital	19.0%	21.0%	20.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.9x	6.1x	4.9x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

	$3,610	Discounted Cash Flow	Weighted Average Cost of Capital	19.0%	21.0%	20.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	4.8x	6.6x	5.0x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
US Core
Assets:
Common Stocks
Aerospace & Defense	$474	$—	$—	$474
Air Freight & Logistics	100	—	—	100
Banks	537	—	—	537
Biotechnology	305	—	—	305
Capital Markets	985	—	—	985
Consumer Finance	462	—	—	462
Diversified Telecommunication Services	217	—	—	217
Electrical Equipment	174	—	—	174
Energy Equipment & Services	508	—	—	508
Equity Real Estate Investment Trusts (REITs)	245	—	—	245
Food & Staples Retailing	217	—	—	217
Health Care Equipment & Supplies	611	—	—	611
Health Care Providers & Services	52	—	—	52
Hotels, Restaurants & Leisure	539	—	—	539
Household Durables	167	—	—	167
Information Technology Services	383	—	—	383
Internet & Direct Marketing Retail	634	—	—	634
Internet Software & Services	853	—	—	853
Machinery	494	—	—	494
Media	636	—	—	636
Pharmaceuticals	467	—	—	467
Semiconductors & Semiconductor Equipment	762	—	—	762
Software	293	—	—	293
Tech Hardware, Storage & Peripherals	652	—	—	652
Total Common Stocks	10,767	—	—	10,767
Short-Term Investment
Investment Company	137	—	—	137
Total Assets	$10,904	$—	$—	$10,904

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$103,971	$—	$—	$103,971
Data Centers	15,301	—	—	15,301
Diversified	50,953	—	—	50,953
Free Standing	15,949	—	—	15,949
Health Care	63,470	—	—	63,470
Industrial	29,128	—	2,292	31,420
Lodging/Resorts	61,191	—	—	61,191
Manufactured Homes	2,604	—	—	2,604
Office	96,921	—	2,434	99,355
Regional Malls	149,619	—	—	149,619
Self Storage	53,188	—	—	53,188
Shopping Centers	59,775	—	—	59,775
Single Family Homes	10,300	—	—	10,300
Specialty	6,669	—	—	6,669
Total Common Stocks	719,039	—	4,726	723,765
Short-Term Investment
Investment Company	5,495	—	—	5,495
Total Assets	$724,534	$—	$4,726	$729,260

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

U.S. Real Estate	Common Stocks (000)
Beginning Balance	$14,538
Purchases	—
Sales	(7,816)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(1,318)
Change in unrealized appreciation (depreciation)	(1,628)
Realized gains (losses)	950
Ending Balance	$4,726

Net change in unrealized appreciation from investments still held as of March 31, 2017	$(4)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2017.

U.S. Real Estate	Fair Value at March 31, 2017 (000)	Valuation Technique	Unobservable Input
Industrial
Common Stock	$2,292	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance

Office
Common Stock	$2,434	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Fixed Income Opportunities
Assets:
Fixed Income Securities
Corporate Bonds	$—	$6,090	$—	$6,090
Sovereign	—	16,553	—	16,553
Total Fixed Income Securities	—	22,643	—	22,643
Warrant	—	3	—	3
Short-Term Investments
Investment Company	1,119	—	—	1,119
Sovereign	—	234	—	234
U.S. Treasury Security	—	30	—	30
Total Short-Term Investments	1,119	264	—	1,383
Foreign Currency Forward Exchange Contracts	—	67	—	67
Interest Rate Swap Agreement	—	3	—	3
Total Assets	1,119	22,980	—	24,099
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(112)	—	(112)
Futures Contract	(1)	—	—	(1)
Total Liabilities	(1)	(112)	—	(113)
Total	$1,118	$22,868	$—	$23,986

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2017, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2017